UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.5%)
	Consumer Discretionary (17.9%)
450,000	Adtalem Global Education, Inc.	$14,625,000
53,320	Amazon.com, Inc.#	52,668,429
700,400	Canada Goose Holdings, Inc.#^	13,349,624
134,600	CBS Corp. - Class B	8,860,718
834,600	Comcast Corp. - Class A	33,759,570
122,100	Expedia, Inc.	19,104,987
215,000	Lowe’s Companies, Inc.	16,641,000
551,200	MGM Resorts International	18,151,016
41,700	Mohawk Industries, Inc.#	10,382,883
12,000	Priceline Group, Inc.#	24,342,000
673,300	PulteGroup, Inc.	16,441,986
404,100	Starbucks Corp.	21,813,318
41,200	Tesla Motors, Inc.#^	13,326,964
113,700	TJX Companies, Inc.	7,994,247
33,500	Ulta Salon Cosmetics & Fragrance, Inc.#	8,415,535
234,400	Walt Disney Company	25,767,592

		305,644,869

	Consumer Staples (2.6%)
97,800	Constellation Brands, Inc. - Class A	18,909,630
492,500	Monster Beverage Corp.#	25,979,375

		44,889,005

	Energy (2.5%)
261,900	Halliburton Company	11,115,036
89,100	Hess Corp.	3,968,514
199,900	Schlumberger, Ltd.	13,713,140
427,300	Tenaris, SA~	13,477,042

		42,273,732

	Financials (11.1%)
52,900	Affiliated Managers Group, Inc.	9,830,407
143,100	CBOE Holdings, Inc.~	13,527,243
294,700	Citigroup, Inc.	20,172,215
265,700	Discover Financial Services	16,191,758
663,100	E*TRADE Financial Corp.#	27,187,100
484,900	First Horizon National Corp.	8,451,807
400,500	Intercontinental Exchange, Inc.~	26,717,355
1,253,000	Radian Group, Inc.	21,827,260
60,800	S&P Global, Inc.	9,338,272
1,861,500	SLM Corp.#	20,625,420
345,800	Zions Bancorporation	15,671,656

		189,540,493

	Health Care (15.8%)
220,300	Aetna, Inc.	33,994,493
170,600	Alexion Pharmaceuticals, Inc.#~	23,430,204
85,100	Allergan, PLC	21,473,283
107,000	Amgen, Inc.~	18,672,570
586,600	Baxter International, Inc.~	35,477,568
259,550	Celgene Corp.#	35,145,666
125,400	HCA Holdings, Inc.#~	10,074,636
292,858	Hologic, Inc.#	12,947,252
63,000	Incyte Corp.#	8,397,270
268,200	Johnson & Johnson	35,595,504
92,500	Laboratory Corp. of America Holdings#	14,699,175
57,100	UnitedHealth Group, Inc.	10,952,351

NUMBER OF SHARES		VALUE

155,400	Zoetis, Inc.~	$9,715,608

		270,575,580

	Industrials (11.9%)
321,400	Air Lease Corp.	12,721,012
211,400	BWX Technologies, Inc.~	11,136,552
116,900	Cintas Corp.	15,763,965
201,400	CSX Corp.	9,937,076
315,600	Delta Air Lines, Inc.	15,578,016
126,300	Flowserve Corp.	5,194,719
259,500	Genesee & Wyoming, Inc. - Class A#	16,909,020
52,800	L3 Technologies, Inc.	9,238,416
326,800	Masco Corp.	12,460,884
74,600	Parker-Hannifin Corp.	12,382,108
120,800	Raytheon Company	20,749,816
334,100	Spirit Airlines, Inc.#	12,979,785
304,700	TransUnion#~	13,964,401
549,300	Waste Connections, Inc.	35,693,514

		204,709,284

	Information Technology (31.6%)
79,000	Alphabet, Inc. - Class A#	74,694,500
661,600	Apple, Inc.~	98,399,768
391,300	Applied Materials, Inc.	17,338,503
326,700	Facebook, Inc. - Class A#	55,293,975
263,050	Fidelity National Information Services, Inc.	23,995,421
119,600	FleetCor Technologies, Inc.#	18,186,376
131,400	Harris Corp.	15,041,358
264,600	Lumentum Holdings, Inc.#	16,563,960
127,000	Microchip Technology, Inc.	10,165,080
663,900	Microsoft Corp.	48,265,530
609,700	NCR Corp.#~	23,077,145
108,100	Paycom Software, Inc.#	7,576,729
416,600	PayPal Holdings, Inc.#	24,391,930
232,000	Salesforce.com, Inc.#	21,065,600
219,100	Total System Services, Inc.~	13,904,086
273,000	Visa, Inc. - Class A	27,179,880
132,500	Workday, Inc. - Class A#	13,529,575
1,082,400	Zendesk, Inc.#~	31,735,968

		540,405,384

	Materials (2.1%)
109,800	Celanese Corp.	10,559,466
128,800	Eagle Materials, Inc.	12,120,080
107,200	Vulcan Materials Company	13,198,464

		35,878,010

	TOTAL COMMON STOCKS (Cost $1,233,502,971)	1,633,916,357

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.0%) #
	Industrials (0.0%)
1,235	Spirit Airlines, Inc.
123,500	Call, 08/18/17, Strike $50.00 (Cost $137,957)	6,175

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.2%)
35,893,081	Fidelity Prime Money Market Fund - Institutional Class	$35,907,439
35,710,530	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	35,710,530

	TOTAL SHORT TERM INVESTMENTS (Cost $71,617,969)	71,617,969

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
6,058,918	Daiwa Capital Market America, Inc.$ 1.060%, 08/01/17	6,058,918
1,373,355	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	1,373,355

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $7,432,273)	7,432,273

TOTAL INVESTMENTS (100.2%) (Cost $1,312,691,170)		1,712,972,774

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(7,432,273)

OTHER ASSETS, LESS LIABILITIES (0.3%)		4,772,246

NET ASSETS (100.0%)		$1,710,312,747

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Consumer Staples (0.0%)
2,750	Altria Group, Inc.
275,000	Put, 09/15/17, Strike $62.50	$(299,750)
600	Costco Wholesale Corp.
60,000	Put, 09/01/17, Strike $145.00	(20,100)

		(319,850)

	Industrials (0.0%)
1,235	Spirit Airlines, Inc.
123,500	Put, 09/15/17, Strike $42.50	(512,525)

	TOTAL WRITTEN OPTIONS (Premium $451,756)	(832,375)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $33,965,282.
$	Repurchase agreement collateralized by the following securities: 6,180,097 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 1,400,729 United States Treasury Note, 1.375%, 03/31/20.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.5%)
	Consumer Discretionary (11.5%)
925	Amazon.com, Inc.#	$913,696
3,600	Carnival Corp.	240,408
2,585	CBS Corp. - Class B	170,171
16,790	Comcast Corp. - Class A	679,155
1,825	Darden Restaurants, Inc.	153,081
6,900	Discovery Communications, Inc. - Class A#	169,740
4,810	General Motors Company, Inc.	173,064
1,440	Hasbro, Inc.	152,467
4,250	Home Depot, Inc.	635,800
1,200	Lear Corp.	177,828
1,990	Lowe’s Companies, Inc.	154,026
2,070	McDonald’s Corp.	321,140
3,530	Nike, Inc. - Class B	208,447
215	Priceline Group, Inc.#	436,128
6,850	PulteGroup, Inc.	167,277
415	Sherwin-Williams Company	139,967
4,180	Starbucks Corp.	225,636
3,600	Time Warner, Inc.	368,712
5,540	Twenty-First Century Fox, Inc.	161,214
4,850	Walt Disney Company	533,161
1,660	Wyndham Worldwide Corp.	173,254

		6,354,372

	Consumer Staples (8.1%)
5,380	Altria Group, Inc.	349,539
2,165	Bunge, Ltd.	169,714
3,470	Church & Dwight Company, Inc.	185,125
1,190	Clorox Company	158,853
6,850	Coca-Cola Company	314,004
2,440	Colgate-Palmolive Company	176,168
2,300	CVS Health Corp.	183,839
3,150	Energizer Holdings, Inc.	145,121
1,710	Estee Lauder Companies Inc.	169,273
1,580	Hershey Company	166,390
1,370	Kimberly-Clark Corp.	168,729
3,295	Monster Beverage Corp.#	173,811
3,840	PepsiCo, Inc.	447,782
4,315	Philip Morris International, Inc.	503,604
4,750	Procter & Gamble Company	431,395
5,385	Wal-Mart Stores, Inc.	430,746
3,360	Walgreens Boots Alliance, Inc.	271,051

		4,445,144

	Energy (5.9%)
2,050	Andeavor	204,037
7,080	Cabot Oil & Gas Corp.	176,080
3,690	Cheniere Energy, Inc.#	166,788
3,850	Chevron Corp.	420,381
1,560	Cimarex Energy Company	154,487
3,820	ConocoPhillips	173,313
2,780	EOG Resources, Inc.	264,489
9,680	Exxon Mobil Corp.	774,787
2,660	Occidental Petroleum Corp.	164,734
1,090	Pioneer Natural Resources Company	177,779
8,015	RPC, Inc.	165,991
1,845	Schlumberger, Ltd.	126,567
3,850	Valero Energy Corp.	265,534

		3,234,967

NUMBER OF SHARES		VALUE

	Financials (16.8%)
2,545	Allstate Corp.	$231,595
2,730	American Express Company	232,678
1,680	American Financial Group, Inc.	170,352
1,380	Ameriprise Financial, Inc.	199,934
1,870	Arch Capital Group, Ltd.#	181,876
1,575	Assurant, Inc.	165,800
28,090	Bank of America Corp.	677,531
5,180	Berkshire Hathaway, Inc. - Class B#	906,345
365	BlackRock, Inc.	155,683
5,080	Charles Schwab Corp.	217,932
1,080	Chubb Corp.	158,177
8,375	Citigroup, Inc.	573,269
3,000	Commerce Bancshares, Inc.	174,120
1,815	Cullen/Frost Bankers, Inc.	164,766
5,875	E*TRADE Financial Corp.#	240,875
3,560	Franklin Resources, Inc.	159,417
9,715	JPMorgan Chase & Company	891,837
3,550	Lazard, Ltd.	165,820
1,025	M&T Bank Corp.	167,229
875	MarketAxess Holdings, Inc.	177,529
2,150	Marsh & McLennan Companies, Inc.	167,635
2,355	Northern Trust Corp.	206,086
1,290	PNC Financial Services Group, Inc.	166,152
3,725	Principal Financial Group, Inc.	248,644
4,890	Progressive Corp.	230,466
13,700	Regions Financial Corp.	200,020
1,180	S&P Global, Inc.	181,236
2,530	State Street Corp.	235,872
4,030	Synovus Financial Corp.	175,224
2,215	Torchmark Corp.	174,919
4,260	Unum Group	213,554
6,355	US Bancorp	335,417
8,460	Wells Fargo & Company	456,332
4,680	Western Alliance Bancorp#	235,778

		9,240,100

	Health Care (14.2%)
6,470	AbbVie, Inc.	452,318
4,020	Agilent Technologies, Inc.	240,356
2,900	Amgen, Inc.	506,079
5,700	Baxter International, Inc.	344,736
820	Becton Dickinson and Company	165,148
3,940	Bristol-Myers Squibb Company	224,186
2,800	Cardinal Health, Inc.	216,328
3,280	Celgene Corp.#	444,145
2,050	Centene Corp.#	162,811
1,140	Cigna Corp.	197,858
890	Cooper Companies, Inc.	217,044
2,210	Edwards Lifesciences Corp.#	254,548
4,450	Eli Lilly and Company	367,837
720	Humana, Inc.	166,464
8,530	Johnson & Johnson	1,132,101
1,200	Laboratory Corp. of America Holdings#	190,692
3,640	Medtronic, PLC	305,651
5,250	Merck & Company, Inc.	335,370
8,130	Pfizer, Inc.	269,591
2,195	Quest Diagnostics, Inc.	237,740
1,090	Thermo Fisher Scientific, Inc.	191,328
3,400	UnitedHealth Group, Inc.	652,154

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

925	Waters Corp.#	$160,432
1,500	WellCare Health Plans, Inc.#	265,485
2,200	Zoetis, Inc.	137,544

		7,837,946

	Industrials (11.1%)
1,875	3M Company	377,194
6,285	Allison Transmission Holdings, Inc.	237,573
2,551	Boeing Company	618,515
965	Caterpillar, Inc.	109,962
1,470	Cummins, Inc.	246,813
3,900	DCT Industrial Trust, Inc.	219,726
785	FedEx Corp.	163,304
1,370	General Dynamics Corp.	268,972
9,700	General Electric Company	248,417
2,120	Honeywell International, Inc.	288,574
1,400	IDEX Corp.	163,156
2,010	Ingersoll-Rand, PLC	176,639
1,120	Lennox International, Inc.	191,520
1,660	Manpowergroup, Inc.	177,869
1,450	Norfolk Southern Corp.	163,241
3,040	Owens Corning	203,832
1,615	Parker-Hannifin Corp.	268,058
1,270	Raytheon Company	218,148
2,030	Regal Beloit Corp.	169,200
1,055	Rockwell Automation, Inc.	174,107
1,535	Rockwell Collins, Inc.	163,523
3,060	Southwest Airlines Company	169,861
1,250	Stanley Black & Decker, Inc.	175,862
4,400	Timken Company	200,200
3,610	Union Pacific Corp.	371,686
1,500	United Rentals, Inc.#	178,440
1,375	United Technologies Corp.	163,034

		6,107,426

	Information Technology (23.7%)
1,300	Accenture, PLC - Class A	167,466
1,840	Alphabet, Inc. - Class A#	1,739,720
3,350	Analog Devices, Inc.	264,684
1,640	Ansys, Inc.#	212,462
15,680	Apple, Inc.	2,332,086
5,495	Applied Materials, Inc.	243,483
13,460	Cisco Systems, Inc.	423,317
4,600	CoreLogic, Inc.#	209,530
2,755	DST Systems, Inc.	151,250
7,370	Facebook, Inc. - Class A#	1,247,372
1,335	Fiserv, Inc.#	171,548
17,050	Intel Corp.	604,763
5,700	Juniper Networks, Inc.	159,315
1,660	Lam Research Corp.	264,704
3,640	MasterCard, Inc. - Class A	465,192
23,150	Microsoft Corp.	1,683,005
2,110	Motorola Solutions, Inc.	191,335
6,735	NetApp, Inc.	292,434
7,415	Oracle Corp.	370,231
3,900	Synopsys, Inc.#	298,623
3,430	Texas Instruments, Inc.	279,133
4,980	Trimble, Inc.#	186,401
6,720	Visa, Inc. - Class A	669,043
2,345	VMware, Inc. - Class A#	217,405
3,250	Xilinx, Inc.	205,595

		13,050,097

	Materials (2.3%)
1,650	Avery Dennison Corp.	153,335

NUMBER OF SHARES		VALUE

3,270	Celanese Corp.	$314,476
3,110	Dow Chemical Company	199,786
2,295	E.I. du Pont de Nemours and Company	188,672
1,660	Eagle Materials, Inc.	156,206
3,090	Eastman Chemical Company	256,964

		1,269,439

	Real Estate (2.7%)
1,470	AvalonBay Communities, Inc.	282,754
4,525	CBRE Group, Inc.#	171,905
1,440	CoreSite Realty Corp.	156,355
2,440	Digital Realty Trust, Inc.	281,430
17,100	Host Hotels & Resorts, Inc.	319,086
4,120	Prologis, Inc.	250,537

		1,462,067

	Telecommunication Services (1.2%)
10,150	AT&T, Inc.	395,850
5,610	Verizon Communications, Inc.	271,524

		667,374

	Utilities (2.0%)
1,275	DTE Energy Company	136,502
1,730	Edison International	136,116
2,150	NextEra Energy, Inc.	314,093
4,685	OGE Energy Corp.	168,004
2,790	PG&E Corp.	188,855
2,675	WEC Energy Group, Inc.	168,445

		1,112,015

	TOTAL COMMON STOCKS (Cost $48,389,893)	54,780,947

SHORT TERM INVESTMENTS (0.7%)
187,171	Fidelity Prime Money Market Fund - Institutional Class	187,246
187,150	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	187,150

	TOTAL SHORT TERM INVESTMENTS (Cost $374,396)	374,396

TOTAL INVESTMENTS (100.2%) (Cost $48,764,289)		55,155,343

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(115,334)

NET ASSETS (100.0%)		$55,040,009

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (100.3%)
	Consumer Discretionary (13.4%)
645	Amazon.com, Inc.#	$637,118
510	Charter Communications, Inc.#	199,874
7,350	Comcast Corp. - Class A	297,308
5,195	Ford Motor Company	58,288
3,530	General Motors Company, Inc.	127,009
1,920	Home Depot, Inc.	287,232
2,040	Lowe’s Companies, Inc.	157,896
1,660	McDonald’s Corp.	257,532
410	Netflix, Inc.#	74,481
2,630	Newell Rubbermaid, Inc.	138,654
2,170	Nike, Inc. - Class B	128,139
1,055	Omnicom Group, Inc.	83,071
130	Priceline Group, Inc.#	263,705
1,205	Royal Caribbean Cruises, Ltd.	136,249
400	Sherwin-Williams Company	134,908
2,880	Starbucks Corp.	155,462
1,080	Target Corp.	61,204
2,315	Time Warner, Inc.	237,102
2,610	Walt Disney Company	286,917

		3,722,149

	Consumer Staples (8.4%)
3,395	Altria Group, Inc.	220,573
6,605	Coca-Cola Company	302,773
920	Costco Wholesale Corp.	145,829
1,105	CVS Health Corp.	88,323
4,675	Mondelez International, Inc. - Class A	205,794
3,675	PepsiCo, Inc.	428,542
2,340	Philip Morris International, Inc.	273,102
3,715	Procter & Gamble Company	337,396
2,060	Wal-Mart Stores, Inc.	164,779
2,190	Walgreens Boots Alliance, Inc.	176,667

		2,343,778

	Energy (6.2%)
3,255	Chevron Corp.	355,413
2,915	ConocoPhillips	132,254
1,520	EOG Resources, Inc.	144,613
5,445	Exxon Mobil Corp.	435,818
4,050	Halliburton Company	171,882
1,945	Hess Corp.	86,630
1,500	Marathon Petroleum Corp.	83,985
1,020	Phillips 66	85,425
460	Pioneer Natural Resources Company	75,026
2,090	Schlumberger, Ltd.	143,374

		1,714,420

	Financials (14.9%)
1,735	American Express Company	147,874
2,850	American International Group, Inc.	186,533
16,135	Bank of America Corp.	389,176
3,400	Bank of New York Mellon Corp.	180,302
4,780	BB&T Corp.	226,190
2,795	Berkshire Hathaway, Inc. - Class B#	489,041
3,340	Charles Schwab Corp.	143,286
620	Chubb Corp.	90,805
4,905	Citigroup, Inc.	335,747
685	Goldman Sachs Group, Inc.	154,351

NUMBER OF SHARES		VALUE

3,200	Intercontinental Exchange, Inc.	$213,472
6,340	JPMorgan Chase & Company	582,012
2,575	MetLife, Inc.	141,625
4,525	Morgan Stanley	212,222
820	PNC Financial Services Group, Inc.	105,616
1,545	Prudential Financial, Inc.	174,940
685	Travelers Companies, Inc.	87,742
5,150	Wells Fargo & Company~	277,791

		4,138,725

	Health Care (14.4%)
2,100	Abbott Laboratories	103,278
2,745	AbbVie, Inc.	191,903
1,390	Aetna, Inc.	214,491
230	Alexion Pharmaceuticals, Inc.#	31,588
630	Allergan, PLC	158,968
1,400	Amgen, Inc.	244,314
675	Anthem, Inc.	125,692
1,900	Baxter International, Inc.	114,912
2,745	Bristol-Myers Squibb Company	156,190
1,865	Celgene Corp.#	252,540
480	Illumina, Inc.#	83,448
4,640	Johnson & Johnson~	615,821
760	Laboratory Corp. of America Holdings#	120,771
2,170	Medtronic, PLC	182,215
5,450	Merck & Company, Inc.	348,146
6,700	Pfizer, Inc.	222,172
1,265	Stryker Corp.	186,081
875	Thermo Fisher Scientific, Inc.	153,589
2,140	UnitedHealth Group, Inc.	410,473
415	Waters Corp.#	71,978

		3,988,570

	Industrials (10.4%)
1,260	Boeing Company	305,500
1,550	Caterpillar, Inc.	176,622
2,830	CSX Corp.	139,632
4,720	Delta Air Lines, Inc.	232,979
3,525	Eaton Corp., PLC	275,831
12,000	General Electric Company	307,320
3,080	Honeywell International, Inc.	419,250
2,000	Ingersoll-Rand, PLC	175,760
705	Lockheed Martin Corp.	205,952
1,225	Southwest Airlines Company	68,000
1,600	Union Pacific Corp.	164,736
975	United Parcel Service, Inc. - Class B	107,533
2,600	United Technologies Corp.	308,282

		2,887,397

	Information Technology (22.9%)
950	Accenture, PLC - Class A	122,379
150	Alphabet, Inc. - Class A#	141,825
770	Alphabet, Inc. - Class C#	716,485
7,090	Apple, Inc.	1,054,496
4,100	Applied Materials, Inc.	181,671
10,300	Cisco Systems, Inc.	323,935
2,100	Electronic Arts, Inc.#	245,154
4,335	Facebook, Inc. - Class A#	733,699
7,300	Intel Corp.	258,931
1,455	International Business Machines Corp.	210,495

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

980	Lam Research Corp.	$156,271
1,315	MasterCard, Inc. - Class A	168,057
1,250	Microchip Technology, Inc.	100,050
11,030	Microsoft Corp.	801,881
1,900	Oracle Corp.	94,867
1,115	Red Hat, Inc.#	110,240
2,830	Salesforce.com, Inc.#	256,964
2,575	Texas Instruments, Inc.	209,553
3,990	Visa, Inc. - Class A	397,244
1,380	Xilinx, Inc.	87,299

		6,371,496

	Materials (2.5%)
1,700	Avery Dennison Corp.	157,981
3,400	Dow Chemical Company	218,416
1,860	E.I. du Pont de Nemours and Company	152,911
1,200	LyondellBasell Industries, NV - Class A	108,108
975	Nucor Corp.	56,228

		693,644

	Real Estate (2.0%)
1,600	American Tower Corp.	218,128
1,050	Crown Castle International Corp.	105,609
3,300	Welltower, Inc.	242,187

		565,924

	Telecommunication Services (2.6%)
8,555	AT&T, Inc.	333,645
7,825	Verizon Communications, Inc.	378,730

		712,375

NUMBER OF SHARES		VALUE

	Utilities (2.6%)
1,800	Duke Energy Corp.	$153,216
5,825	Exelon Corp.	223,331
2,315	NextEra Energy, Inc.	338,198

		714,745

	TOTAL COMMON STOCKS (Cost $22,646,529)	27,853,223

SHORT TERM INVESTMENTS (0.0%)
56	Fidelity Prime Money Market Fund - Institutional Class	55
40	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	40

	TOTAL SHORT TERM INVESTMENTS (Cost $95)	95

TOTAL INVESTMENTS (100.3%) (Cost $22,646,624)		27,853,318

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(80,286)

NET ASSETS (100.0%)		$27,773,032

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $271,544.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.8%)
		Consumer Discretionary (12.4%)
28,600	GBP	ASOS, PLC#	$2,180,238
73,800	CAD	Canada Goose Holdings, Inc.#	1,406,447
53,400		Ctrip.com International, Ltd.#	3,189,582
51,780	SEK	Evolution Gaming Group, AB*	3,198,657
274,300	HKD	Galaxy Entertainment Group, Ltd.	1,693,557
61,000		JD.com, Inc.#	2,755,370
17,000	EUR	Kering	5,941,863
8,700	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,185,342
17,000	INR	Maruti Suzuki India, Ltd.	2,053,335
115,300	EUR	Moncler S.p.A.	3,096,304
14,700	ZAR	Naspers, Ltd. - Class N	3,249,501
26,500		New Oriental Education & Technology Group, Inc.#	2,110,990
330,000	GBP	SSP Group, PLC	2,218,374

			35,279,560

		Consumer Staples (11.6%)
53,600	GBP	British American Tobacco, PLC	3,334,229
95,600	GBP	Diageo, PLC	3,087,590
26,300	EUR	Kerry Group, PLC	2,366,458
80,100	CHF	Nestlé, SA	6,761,205
29,350	GBP	Reckitt Benckiser Group, PLC	2,853,624
613,500	AUD	Treasury Wine Estates, Ltd.	5,972,895
107,260	EUR	Unilever, NV	6,250,859
60,000		X5 Retail Group, NV#	2,320,800

			32,947,660

		Energy (3.2%)
71,200	CAD	Canadian Natural Resources, Ltd.	2,177,547
52,000	CAD	Enbridge, Inc.	2,155,492
36,500		Schlumberger, Ltd.	2,503,900
42,500	EUR	TOTAL, SA	2,161,283

			8,998,222

		Financials (13.9%)
579,000	HKD	AIA Group, Ltd.	4,554,129
30,000	EUR	Amundi, SA*	2,320,265
38,600	EUR	BNP Paribas, SA	2,991,334
244,331	CHF	Credit Suisse Group, AG#	3,755,781
145,800	INR	HDFC Bank, Ltd.	4,056,042
229,000	INR	Indiabulls Housing Finance, Ltd.	4,190,887
185,000		Itau Unibanco Holding, SA~	2,203,350
445,200	JPY	Mitsubishi UFJ Financial Group, Inc.	2,824,399
378,000	HKD	Ping An Insurance Group Company of China, Ltd.	2,797,999
195,100	GBP	Prudential, PLC	4,760,539
181,700		Sberbank of Russia PJSC	2,116,805
159,300	EUR	UniCredit S.p.A#	3,130,873

			39,702,403

		Health Care (11.4%)
27,000	EUR	Bayer, AG	3,419,852
75,000	JPY	Chugai Pharmaceutical Company, Ltd.	3,007,807
222,000	GBP	Clinigen Healthcare, Ltd.#	2,934,927
10,000	EUR	DBV Technologies, SA#	895,121
45,000	EUR	Fresenius, SE & Company KGaA	3,798,215
7,900	DKK	Genmab, A/S#	1,795,368

NUMBER OF SHARES			VALUE

88,210	DKK	H Lundbeck, A/S^	$5,289,227
34,560	CHF	Roche Holding, AG	8,749,531
48,000	GBP	Shire, PLC	2,683,317

			32,573,365

		Industrials (16.3%)
3,300	CHF	dormakaba Holding AG#	2,941,429
8,200	INR	Eicher Motors, Ltd.	3,842,709
28,500	JPY	FANUC Corp.	5,826,963
52,600	DKK	FLSmidth & Company, A/S	3,219,350
37,500	JPY	Harmonic Drive Systems, Inc.^	1,619,823
260,500	GBP	International Consolidated Airlines Group, SA	1,986,697
47,760	EUR	KION Group, AG	4,144,292
168,000	JPY	Komatsu, Ltd.	4,505,348
38,400	EUR	Koninklijke Philips, NV	1,467,497
165,000	INR	Larsen & Toubro, Ltd.	3,070,685
88,900	JPY	LIXIL Group Corp.	2,287,864
111,400	JPY	MISUMI Group, Inc.	2,762,701
72,900	EUR	Schneider Electric, SE#	5,721,424
26,503	EUR	Thales, SA	2,934,093

			46,330,875

		Information Technology (24.7%)
55,802		Alibaba Group Holding, Ltd.#~	8,646,520
80,500	JPY	Alps Electric Company, Ltd.	2,189,056
48,000	EUR	ASML Holding, NV	7,238,456
19,200		Broadcom, Ltd.	4,735,872
324,960	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	1,447,414
6,600	JPY	Keyence Corp.	3,048,635
9,100	JPY	Nintendo Company, Ltd.	3,090,493
65,877		Orbotech, Ltd.#	2,335,999
2,000	KRW	Samsung Electronics Company, Ltd.	4,300,960
20,550	EUR	SAP, SE	2,175,942
1,136,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,030,276
49,400	CHF	Temenos Group, AG#	4,775,318
342,700	HKD	Tencent Holdings, Ltd.	13,678,522
14,800	JPY	Tokyo Electron, Ltd.	2,081,439
385,400	INR	Vakrangee, Ltd.	2,650,193

			70,425,095

		Materials (3.9%)
166,400		Cemex, SAB de CV#	1,615,744
945,000	GBP	Glencore, PLC#	4,168,769
470,000	GBP	Ibstock, PLC*	1,582,093
162,000		Vale, SA	1,624,860
87,442	GBP	Victrex, PLC	2,275,718

			11,267,184

		Real Estate (0.9%)
50,400	JPY	Investors Cloud Company, Ltd.^	2,582,869

		Telecommunication Services (1.5%)
52,600	JPY	SoftBank Group Corp.	4,239,432

		TOTAL COMMON STOCKS (Cost $224,588,025)	284,346,665

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTION (0.1%) #
		Consumer Discretionary (0.1%)
170	EUR	Kering
17,000		Put, 08/18/17, Strike 305.00 (Cost $191,857)	$235,861

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (0.3%)
478,906		Fidelity Prime Money Market Fund - Institutional Class	479,097
478,821		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	478,821

		TOTAL SHORT TERM INVESTMENTS (Cost $957,918)	957,918

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
1,576,961		Daiwa Capital Market America, Inc.$ 1.060%, 08/01/17	1,576,961
357,445		Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	357,445

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,934,406)	1,934,406

TOTAL INVESTMENTS (100.9%) (Cost $227,672,206)			287,474,850

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)			(1,934,406)

LIABILITIES, LESS OTHER ASSETS (-0.2%)			(635,188)

NET ASSETS (100.0%)			$284,905,256

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
WRITTEN OPTION (0.0%) #
		Consumer Discretionary (0.0%)
130		Kering
13,000	EUR	Call, 08/18/17, Strike 340.00 (Premium $20,487)	(1,847)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of America, N.A.	Canadian Dollar	08/31/17	16,309,000	$13,087,212	$(32,904)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of NewYork	Swiss Franc	08/31/17	8,445,000	8,748,921	$(21,664)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $1,644,780.
^	Security, or portion of security, is on loan.
$	Repurchase agreement collateralized by the following securities: 1,608,501 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 364,569 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JULY 31, 2017

	Value	% of Total Investments
European Monetary Unit	$62,473,487	21.7%
Japanese Yen	40,066,829	13.9%
US Dollar	39,052,116	13.6%
British Pound Sterling	34,066,115	11.9%
Swiss Franc	26,983,264	9.4%
Hong Kong Dollar	22,724,207	7.9%
Indian Rupee	19,863,851	6.9%
Danish Krone	10,303,945	3.6%
New Taiwan Dollar	8,030,276	2.8%
Australian Dollar	5,972,895	2.1%
Canadian Dollar	5,739,486	2.0%
South Korean Won	4,300,960	1.5%
South African Rand	3,249,501	1.1%
Swedish Krona	3,198,657	1.1%
Chinese Yuan Renminbi	1,447,414	0.5%

Total Investments	$287,473,003	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (12.1%)
		Consumer Discretionary (3.9%)
5,775,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	$7,057,252
1,085,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	3,100,931
235,000,000	JPY	Sony Corp. 0.000%, 09/30/22	2,490,701

			12,648,884

		Financials (1.0%)
24,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	3,133,218

		Health Care (0.6%)
1,300,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,846,806

		Industrials (1.7%)
2,123,000		Gran Tierra Energy, Inc.* 5.000%, 04/01/21	2,275,410
3,110,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	3,159,546

			5,434,956

		Materials (1.4%)
3,950,000		Cemex, SAB de CV 3.720%, 03/15/20	4,610,262

		Real Estate (1.5%)
4,440,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,817,861

		Telecommunication Services (2.0%)
5,800,000		Telenor East Holding II AS 0.250%, 09/20/19	6,533,120

		TOTAL CONVERTIBLE BONDS (Cost $38,650,396)	39,025,107

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (5.1%)
		Telecommunication Services (5.1%)
91,600		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19 (Cost $10,189,587)	16,378,639

COMMON STOCKS (83.3%)
		Consumer Discretionary (11.1%)
930,000	HKD	Brilliance China Automotive Holdings, Ltd.	2,352,917
360,000	BRL	CVC Brasil Operadora e Agencia de Viagens, SA	4,115,638
449,100	HKD	Galaxy Entertainment Group, Ltd.	2,772,790
141,000	TWD	Gourmet Master Company, Ltd.	1,650,488

NUMBER OF SHARES			VALUE

712,000	HKD	Haier Electronics Group Company, Ltd.#	$1,833,385
28,500	KRW	Hyundai Motor Company	3,689,488
70,000		JD.com, Inc.#	3,161,900
26,500	INR	Maruti Suzuki India, Ltd.	3,200,787
418,500	BRL	MRV Engenharia e Participacoes, SA	1,923,166
35,840	ZAR	Naspers, Ltd. - Class N	7,922,594
39,950		New Oriental Education & Technology Group, Inc.#	3,182,417

			35,805,570

		Consumer Staples (5.6%)
124,400	INR	Avenue Supermarts, Ltd.*#	1,782,303
92,000	TRY	BIM Birlesik Magazalar AS	1,794,295
987,000	INR	ITC, Ltd.	4,385,768
23,712	CNY	Kweichow Moutai Company, Ltd. - Class A	1,696,186
101,600	BRL	M Dias Branco, SA	1,653,828
166,000	ZAR	Shoprite Holdings, Ltd.	2,539,776
109,500		X5 Retail Group, NV#	4,235,460

			18,087,616

		Energy (5.7%)
348,018	INR	Bharat Petroleum Corp, Ltd.	2,555,638
52,700		Lukoil PJSC	2,454,239
20,100	HUF	MOL Hungarian Oil & Gas, PLC	1,741,991
4,200,000	HKD	PetroChina Company, Ltd. - Class H	2,702,111
264,300		Petróleo Brasileiro, SA#	2,328,483
170,000	THB	PTT PCL	1,982,180
82,200	INR	Reliance Industries, Ltd.	2,069,213
82,100	ZAR	Sasol, Ltd.	2,474,660

			18,308,515

		Financials (22.0%)
377,400	HKD	AIA Group, Ltd.	2,968,443
221,300	BRL	Banco do Brasil, SA	2,036,753
2,440,000	IDR	Bank Central Asia Tbk PT	3,425,874
95,551	INR	BSE, Ltd.	1,614,280
4,575,000	HKD	China Construction Bank Corp. - Class H	3,798,689
736,000	HKD	China Overseas Land & Investment, Ltd.	2,493,412
1,080,000	MYR	CIMB Group Holdings Bhd	1,651,907
36,600		Citigroup, Inc.	2,505,270
8,600		Credicorp, Ltd.	1,592,204
697,900	ZAR	FirstRand, Ltd.	2,745,197
436,700	MXN	Grupo Financiero Banorte, SAB de CV	2,894,326
55,000	KRW	Hana Financial Group, Inc.	2,509,495
167,000	INR	HDFC Bank, Ltd.	4,645,810
416,400	INR	Indiabulls Housing Finance, Ltd.	7,620,461
110,700	INR	IndusInd Bank, Ltd.	2,839,838
485,300		Itau Unibanco Holding, SA	5,779,923
29,550	PLN	KRUK, SA	2,826,447
720,000	HKD	Ping An Insurance Group Company of China, Ltd.	5,329,521
14,700	KRW	Samsung Life Insurance Company, Ltd.	1,648,537
334,200		Sberbank of Russia PJSC	3,893,430
388,000	PHP	Security Bank Corp.	1,798,800

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

93,600	KRW	Shinhan Financial Group Company, Ltd.	$4,448,528

			71,067,145

		Health Care (1.9%)
1,450,000	HKD	CSPC Pharmaceutical Group, Ltd.	2,259,573
7,174	KRW	Hugel, Inc.#	3,726,346

			5,985,919

		Industrials (6.3%)
341,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	2,331,763
874,800	INR	Bharat Electronics, Ltd.	2,437,146
11,600	INR	Eicher Motors, Ltd.	5,436,028
368,000	TWD	Hiwin Technologies Corp.	2,672,036
267,500	INR	Larsen & Toubro, Ltd.	4,978,231
7,760,000	HKD	Lonking Holdings, Ltd.	2,529,756

			20,384,960

		Information Technology (24.6%)
13,980		Baidu, Inc.#	3,164,373
544,511	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	2,425,323
752,000	TWD	Hon Hai Precision Industry Company, Ltd.	2,924,584
579,000	HKD	Kingsoft Corp., Ltd.	1,523,079
6,300		MercadoLibre, Inc.	1,817,046
6,109,000	MYR	My EG Services Bhd	3,080,945
2,200	KRW	NAVER Corp.	1,579,659
7,224	KRW	Samsung Electronics Company, Ltd.	15,535,068
169,000	TWD	Silergy Corp.	3,304,392
53,700	KRW	SK Hynix, Inc.	3,157,149
222,318	HKD	Sunny Optical Technology Group Company, Ltd.	2,642,015
2,035,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	14,389,809
449,600	HKD	Tencent Holdings, Ltd.	17,945,327
589,500	INR	Vakrangee, Ltd.	4,053,682
59,200		Yandex, NV - Class A#	1,715,616

			79,258,067

		Materials (4.5%)
2,900,000	HKD	Aluminum Corp. of China, Ltd. - Class H#	1,816,913
600,000	GBP	Glencore, PLC#	2,646,837
725,700	INR	Hindustan Zinc, Ltd.	3,199,542
8,300	KRW	LG Chem, Ltd.	2,433,361
120,876	INR	UPL, Ltd.	1,651,088
278,400		Vale, SA	2,792,352

			14,540,093

		Real Estate (0.8%)
1,201,000	AED	Emaar Properties PJSC	2,692,152

		Telecommunication Services (0.8%)
231,000	HKD	China Mobile, Ltd.	2,469,193

		TOTAL COMMON STOCKS (Cost $200,945,304)	268,599,230

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #
	Information Technology (0.1%)
115	Baidu, Inc.
11,500	Call, 09/15/17, Strike $200.00	$322,288

	Materials (0.1%)
7,000	Vale, SA
700,000	Call, 09/15/17, Strike $10.00	367,500

	Other (0.2%)
1,755	iShares MSCI South Korea Capped
175,500	Call, 01/19/18, Strike $70.00	583,537

	TOTAL PURCHASED OPTIONS (Cost $736,237)	1,273,325

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.0%)
1,211	Fidelity Prime Money Market Fund - Institutional Class	1,212
871	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	871

	TOTAL SHORT TERM INVESTMENTS (Cost $2,083)	2,083

TOTAL INVESTMENTS (100.9%) (Cost $250,523,607)		325,278,384

LIABILITIES, LESS OTHER ASSETS (-0.9%)		(2,813,417)

NET ASSETS (100.0%)		$322,464,967

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JULY 31, 2017

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$87,831,142	27.0%
Hong Kong Dollar	58,570,342	18.0%
Indian Rupee	52,469,815	16.1%
South Korean Won	38,727,631	11.9%
New Taiwan Dollar	24,941,309	7.7%
South African Rand	15,682,227	4.8%
Brazilian Real	9,729,385	3.0%
Malaysian Ringgit	4,732,852	1.5%
Turkish Lira	4,126,058	1.3%
Chinese Yuan Renminbi	4,121,509	1.3%
Indonesian Rupiah	3,425,874	1.0%
Mexican Peso	2,894,326	0.9%
Polish Zloty	2,826,447	0.9%
UAE Dirham	2,692,152	0.8%
British Pound Sterling	2,646,837	0.8%
Japanese Yen	2,490,701	0.8%
Thai Baht	1,982,180	0.6%
European Monetary Unit	1,846,806	0.6%
Philippine Peso	1,798,800	0.5%
Hungarian Forint	1,741,991	0.5%

Total Investments	$325,278,384	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.0%)
		Consumer Discretionary (14.0%)
134,000	IDR	Astra International, Tbk PT	$80,178
42,000	HKD	Brilliance China Automotive Holdings, Ltd.	106,261
4,240		Ctrip.com International, Ltd.#	253,255
17,500	BRL	CVC Brasil Operadora e Agencia de Viagens, SA	200,066
20,800	HKD	Galaxy Entertainment Group, Ltd.	128,421
45,000	HKD	Geely Automobile Holdings, Ltd.	103,911
7,000	TWD	Gourmet Master Company, Ltd.	81,939
47,000	HKD	Haier Electronics Group Company, Ltd.#	121,024
1,780	KRW	Hyundai Motor Company	230,431
4,200		JD.com, Inc.#	189,714
7,300		Mahindra & Mahindra, Ltd.	157,680
20,500	BRL	MRV Engenharia e Participacoes, SA	94,205
1,863	ZAR	Naspers, Ltd. - Class N	411,825
2,000		New Oriental Education & Technology Group, Inc.#	159,320

			2,318,230

		Consumer Staples (7.0%)
8,700	TRY	BIM Birlesik Magazalar AS	169,678
9,000	MXN	Fomento Economico Mexicano, SAB de CV	90,751
63,900		ITC, Ltd.	283,780
1,796	CNY	Kweichow Moutai Company, Ltd. - Class A	128,473
5,100	BRL	M Dias Branco, SA	83,017
7,200	ZAR	Shoprite Holdings, Ltd.	110,159
41,400	MXN	Wal-Mart de Mexico SAB de CV	95,811
5,100		X5 Retail Group, NV#	197,268

			1,158,937

		Energy (5.8%)
84,000	HKD	CNOOC, Ltd.	94,018
3,310		Lukoil PJSC	154,147
1,500	HUF	MOL Hungarian Oil & Gas, PLC	129,999
221,000	HKD	PetroChina Company, Ltd. - Class H	142,183
15,100		Petróleo Brasileiro, SA#	133,031
6,900	THB	PTT PCL	80,453
2,500		Reliance Industries, Ltd.*	124,000
3,400	ZAR	Sasol, Ltd.	102,483

			960,314

		Financials (25.0%)
17,000	HKD	AIA Group, Ltd.	133,714
192,500	PHP	Ayala Land, Inc.	160,209
10,500	BRL	Banco do Brasil, SA	96,638
117,000	IDR	Bank Central Asia Tbk PT	164,273
1,850	GBP	BGEO Group, PLC	84,194
346,000	HKD	China Construction Bank Corp. - Class H	287,289
33,000	HKD	China Life Insurance Company, Ltd. - Class H	104,295
52,000	HKD	China Overseas Land & Investment, Ltd.	176,165
78,000	MYR	CIMB Group Holdings Bhd	119,304
400		Credicorp, Ltd.	74,056
42,000	ZAR	FirstRand, Ltd.	165,207

NUMBER OF SHARES			VALUE

19,800	MXN	Grupo Financiero Banorte, SAB de CV	$131,229
166,000	HKD	Haitong International Securities Group, Ltd.	95,669
3,650	KRW	Hana Financial Group, Inc.	166,539
13,137		ICICI Bank, Ltd.	122,305
23,500		Indiabulls Housing Finance, Ltd.	430,050
335,000	HKD	Industrial & Commercial Bank of China, Ltd. - Class H	234,084
26,900		Itau Unibanco Holding, SA	320,379
1,800	PLN	KRUK, SA	172,169
38,100	HKD	Ping An Insurance Group Company of China, Ltd.	282,021
1,070	KRW	Samsung Life Insurance Company, Ltd.	119,996
22,050		Sberbank of Russia PJSC	256,883
5,160	KRW	Shinhan Financial Group Company, Ltd.	245,239

			4,141,907

		Health Care (1.6%)
60,000	HKD	CSPC Pharmaceutical Group, Ltd.	93,500
340	KRW	Hugel, Inc.#	176,604

			270,104

		Industrials (4.6%)
19,810	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	135,461
17,300	TWD	Hiwin Technologies Corp.	125,615
21,750		Larsen & Toubro, Ltd.	395,850
343,021	HKD	Lonking Holdings, Ltd.	111,824

			768,750

		Information Technology (28.7%)
4,760		Alibaba Group Holding, Ltd.#	737,562
605		Baidu, Inc.#	136,942
184,000	HKD	Chinasoft International, Ltd.#	100,829
36,299	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	161,680
44,000	TWD	Hon Hai Precision Industry Company, Ltd.	171,119
26,000	HKD	Kingsoft Corp., Ltd.	68,394
290		MercadoLibre, Inc.	83,642
265,500	MYR	My EG Services Bhd	133,899
145	KRW	NAVER Corp.	104,114
270		NetEase, Inc.	84,046
360	KRW	Samsung Electronics Company, Ltd.	774,173
8,000	TWD	Silergy Corp.	156,421
3,000	KRW	SK Hynix, Inc.	176,377
14,783	HKD	Sunny Optical Technology Group Company, Ltd.	175,680
105,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	742,235
21,400	HKD	Tencent Holdings, Ltd.	854,159
2,870		Yandex, NV - Class A#	83,173

			4,744,445

		Materials (6.0%)
138,600	HKD	Aluminum Corp. of China, Ltd. - Class H#	86,836
17,008		Cemex, SAB de CV#	165,147
575	KRW	LG Chem, Ltd.	168,576

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

320	KRW	POSCO	$95,621
2,750		Southern Copper Corp.	108,185
17,000		Vale, SA	170,510
11,700		Vedanta, Ltd.	205,920

			1,000,795

		Real Estate (0.8%)
56,300	AED	Emaar Properties PJSC	126,202

		Telecommunication Services (1.5%)
15,500	HKD	China Mobile, Ltd.	165,682
234,800	IDR	Telekomunikasi Indonesia Persero Tbk PT	82,525

			248,207

		TOTAL COMMON STOCKS (Cost $12,503,786)	15,737,891

EXCHANGE-TRADED FUNDS (3.9%)
		Other (3.9%)
13,950		iShares MSCI India ETF	479,322
2,600		iShares MSCI India Small-Cap ETF	120,458
1,550		iShares MSCI Saudi Arabia Capped ETF	40,113

			639,893

		TOTAL EXCHANGE-TRADED FUNDS (Cost $556,543)	639,893

SHORT TERM INVESTMENTS (1.1%)
90,546		Fidelity Prime Money Market Fund - Institutional Class	90,582
90,327		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	90,327

		TOTAL SHORT TERM INVESTMENTS (Cost $180,909)	180,909

TOTAL INVESTMENTS (100.0%) (Cost $13,241,238)			16,558,693

OTHER ASSETS, LESS LIABILITIES (0.0%)			3,279

NET ASSETS (100.0%)			$16,561,972

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

CURRENCY EXPOSURE JULY 31, 2017

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$5,847,647	35.3%
Hong Kong Dollar	3,665,959	22.1%
South Korean Won	2,257,670	13.6%
New Taiwan Dollar	1,277,329	7.7%
South African Rand	789,674	4.8%
Brazilian Real	473,926	2.9%
Indonesian Rupiah	326,976	2.0%
Mexican Peso	317,791	1.9%
Turkish Lira	305,139	1.8%
Chinese Yuan Renminbi	290,153	1.8%
Malaysian Ringgit	253,203	1.5%
Polish Zloty	172,169	1.0%
Philippine Peso	160,209	1.0%
Hungarian Forint	129,999	0.8%
UAE Dirham	126,202	0.8%
British Pound Sterling	84,194	0.5%
Thai Baht	80,453	0.5%

Total Investments	$16,558,693	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.0%)
		Consumer Discretionary (12.9%)
1,920		Amazon.com, Inc.#	$1,896,538
33,000	CAD	Canada Goose Holdings, Inc.#	628,899
31,000		Comcast Corp. - Class A	1,253,950
22,600		Ctrip.com International, Ltd.#	1,349,898
63,636		D.R. Horton, Inc.	2,271,169
12,700	EUR	Daimler, AG	889,823
11,400	SEK	Evolution Gaming Group, AB*	704,223
3,700	EUR	LVMH Moet Hennessy Louis Vuitton, SE	929,398
5,100		Netflix, Inc.#	926,466
11,600		New Oriental Education & Technology Group, Inc.#	924,056
955		Priceline Group, Inc.#	1,937,218
56,391		PulteGroup, Inc.	1,377,068
11,900		Walt Disney Company	1,308,167

			16,396,873

		Consumer Staples (8.3%)
9,400	GBP	British American Tobacco, PLC	584,734
32,083	GBP	Diageo, PLC	1,036,183
7,430	EUR	Kerry Group, PLC	668,547
28,900	CHF	Nestlé, SA	2,439,436
5,900		Philip Morris International, Inc.	688,589
257,000	AUD	Treasury Wine Estates, Ltd.	2,502,093
28,400	EUR	Unilever, NV	1,655,085
25,000		X5 Retail Group, NV#	967,000

			10,541,667

		Energy (3.1%)
19,200		Anadarko Petroleum Corp.	876,864
6,150		EOG Resources, Inc.	585,111
47,600	EUR	Royal Dutch Shell, PLC - Class A	1,346,600
16,800		Schlumberger, Ltd.	1,152,480

			3,961,055

		Financials (13.6%)
189,600	HKD	AIA Group, Ltd.	1,491,300
70,000		Bank of America Corp.	1,688,400
10,500	EUR	BNP Paribas, SA	813,705
24,100		Citigroup, Inc.	1,649,645
112,484	CHF	Credit Suisse Group, AG#	1,729,069
24,000		E*TRADE Financial Corp.#	984,000
64,000	INR	HDFC Bank, Ltd.	1,780,430
77,000	INR	Indiabulls Housing Finance, Ltd.	1,409,163
13,800		JPMorgan Chase & Company	1,266,840
177,000	JPY	Mitsubishi UFJ Financial Group, Inc.	1,122,908
57,000	GBP	Prudential, PLC	1,390,829
80,000		SLM Corp.#	886,400
50,000	EUR	UniCredit S.p.A#	982,697

			17,195,386

		Health Care (10.7%)
9,780		Alexion Pharmaceuticals, Inc.#	1,343,185
37,810		Baxter International, Inc.	2,286,749
14,200		Celgene Corp.#	1,922,822
63,000	GBP	Clinigen Healthcare, Ltd.#	832,885
4,800	EUR	DBV Technologies, SA#	429,658
3,350	DKK	Genmab, A/S#	761,327
29,138	DKK	H Lundbeck, A/S^	1,747,166

NUMBER OF SHARES			VALUE

4,300		Incyte Corp.#	$573,147
2,600		Regeneron Pharmaceuticals, Inc.#	1,278,212
4,900	CHF	Roche Holding, AG	1,240,529
5,900		UnitedHealth Group, Inc.	1,131,679

			13,547,359

		Industrials (12.5%)
19,800		CSX Corp.	976,932
1,440	CHF	dormakaba Holding AG#	1,283,533
2,750	INR	Eicher Motors, Ltd.	1,288,713
13,100	JPY	FANUC Corp.	2,678,358
22,400	DKK	FLSmidth & Company, A/S	1,370,978
115,000	GBP	International Consolidated Airlines Group, SA	877,045
14,809	EUR	KION Group, AG	1,285,026
64,000	JPY	Komatsu, Ltd.	1,716,323
85,875	INR	Larsen & Toubro, Ltd.	1,598,152
23,630	EUR	Schneider Electric, SE#	1,854,558
8,800	EUR	Thales, SA	974,230

			15,903,848

		Information Technology (30.8%)
24,100		Alibaba Group Holding, Ltd.#	3,734,295
5,725		Alphabet, Inc. - Class A#	5,412,987
29,918		Apple, Inc.	4,449,704
8,500	EUR	ASML Holding, NV	1,281,810
5,300		Broadcom, Ltd.	1,307,298
18,700		Facebook, Inc. - Class A#	3,164,975
139,983	CNY	Hangzhou Hikvision Digital Technology Company, Ltd. - Class A	623,503
6,100		Lam Research Corp.	972,706
10,100		MasterCard, Inc. - Class A	1,290,780
16,000		NCR Corp.#	605,600
3,000	JPY	Nintendo Company, Ltd.	1,018,844
65,000		ON Semiconductor Corp.#	971,750
26,194		Orbotech, Ltd.#	928,839
20,500		PayPal Holdings, Inc.#	1,200,275
373	KRW	Samsung Electronics Company, Ltd.	802,129
382,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,700,322
20,800	CHF	Temenos Group, AG#	2,010,660
98,900	HKD	Tencent Holdings, Ltd.	3,947,493
42,800		Trimble, Inc.#	1,602,004
162,000	INR	Vakrangee, Ltd.	1,113,989

			39,139,963

		Materials (4.9%)
72,800		Cemex, SAB de CV#	706,888
465,500	GBP	Glencore, PLC#	2,053,505
195,000	GBP	Ibstock, PLC*	656,400
31,950		Newmont Mining Corp.	1,187,582
63,600		Vale, SA	637,908
38,700	GBP	Victrex, PLC	1,007,185

			6,249,468

		Real Estate (0.7%)
17,200	JPY	Investors Cloud Company, Ltd.^	881,455

		Telecommunication Services (0.5%)
7,400	JPY	SoftBank Group Corp.	596,421

		TOTAL COMMON STOCKS (Cost $90,452,359)	$124,413,495

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #
	Other (0.1%)
865	PowerShares QQQ
86,500	Put, 09/15/17, Strike $138.00 (Cost $286,871)	$118,072

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.0%)
1,886,551	Fidelity Prime Money Market Fund - Institutional Class	1,887,306
1,887,128	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,887,128

	TOTAL SHORT TERM INVESTMENTS (Cost $3,774,434)	3,774,434

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
623,756	Daiwa Capital Market America Inc.$ 1.060%, 08/01/17	623,756
141,385	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	141,385

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $765,141)	765,141

TOTAL INVESTMENTS (101.7%) (Cost $95,278,805)		129,071,142

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)		(765,141)

LIABILITIES, LESS OTHER ASSETS (-1.1%)		(1,356,706)

NET ASSETS (100.0%)		$126,949,295

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of America, N.A.	Canadian Dollar	08/31/17	3,978,000	3,192,160	(8,026)
JPMorgan Chase Bank N.A.	European Monetary Unit	08/31/17	3,188,000	3,779,612	57,894

					$49,868

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/31/17	3,188,000	3,779,612	(60,280)
Bank of New York	Swiss Franc	08/31/17	4,944,000	5,121,926	(12,683)

					$(72,963)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
$	Repurchase agreement collateralized by the following securities: 636,231 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 144,203 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JULY 31, 2017

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$66,333,823	51.4%
European Monetary Unit	13,111,137	10.2%
Swiss Franc	8,703,227	6.7%
British Pound Sterling	8,438,766	6.5%
Japanese Yen	8,014,309	6.2%
Indian Rupee	7,190,447	5.6%
Hong Kong Dollar	5,438,793	4.2%
Danish Krone	3,879,471	3.0%
New Taiwan Dollar	2,700,322	2.1%
Australian Dollar	2,502,093	1.9%
South Korean Won	802,129	0.6%
Swedish Krona	704,223	0.6%
Canadian Dollar	628,899	0.5%
Chinese Yuan Renminbi	623,503	0.5%

Total Investments	$129,071,142	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (15.6%)
	Consumer Discretionary (6.0%)
6,575,000	Ctrip.com International, Ltd.* 1.250%, 09/15/22	$7,448,850
7,000,000	DISH Network Corp.* 3.375%, 08/15/26	8,702,610
8,724,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	9,485,736
18,060,000	Liberty Interactive, LLC* 1.750%, 09/30/46	22,427,901
	Liberty Media Corp.
15,335,000	2.250%, 09/30/46*	16,497,700
13,063,000	1.375%, 10/15/23	16,554,283
4,450,000	Macquarie Infrastructure Corp. 2.000%, 10/01/23	4,408,838
24,225,000	Priceline Group, Inc.^ 0.900%, 09/15/21	29,042,989
9,465,000	Tesla, Inc. 1.250%, 03/01/21	10,393,422

		124,962,329

	Energy (0.2%)
5,300,000	PDC Energy, Inc. 1.125%, 09/15/21	5,006,300

	Health Care (0.4%)
4,170,000	Dexcom, Inc.* 0.750%, 05/15/22	4,129,822
3,925,000	NuVasive, Inc. 2.250%, 03/15/21	4,903,601

		9,033,423

	Industrials (1.0%)
10,050,000	Air Lease Corp.^ 3.875%, 12/01/18	14,538,330
6,400,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	6,464,416

		21,002,746

	Information Technology (7.2%)
8,250,000	Citrix Systems, Inc. 0.500%, 04/15/19	9,812,550
5,735,000	Inphi Corp.* 0.750%, 09/01/21	5,809,096
12,500,000	Intel Corp. 3.250%, 08/01/39	21,590,312
6,420,000	Lumentum Holdings, Inc.* 0.250%, 03/15/24	7,994,248
14,526,000	Microchip Technology, Inc.* 1.625%, 02/15/27	16,100,909
6,184,000	ON Semiconductor Corp. 1.000%, 12/01/20	6,655,623
4,000,000	Pandora Media, Inc. 1.750%, 12/01/20	3,802,280
16,625,000	Salesforce.com, Inc. 0.250%, 04/01/18	23,034,021
5,235,000	Servicenow, Inc.*^ 0.000%, 06/01/22	5,463,612
6,325,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	6,855,952
8,540,000	Square, Inc.* 0.375%, 03/01/22	11,299,189

PRINCIPAL AMOUNT		VALUE

4,250,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	$4,578,865
7,150,000	Workday, Inc. 0.750%, 07/15/18	9,185,176
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	17,374,592

		149,556,425

	Materials (0.3%)
5,150,000	Royal Gold, Inc. 2.875%, 06/15/19	5,721,907

	Real Estate (0.5%)
5,000,000	Empire State Realty OP, LP* 2.625%, 08/15/19	5,706,200
3,440,000	Starwood Waypoint Homes* 3.500%, 01/15/22	3,725,417

		9,431,617

	TOTAL CONVERTIBLE BONDS (Cost $300,405,890)	324,714,747

SYNTHETIC CONVERTIBLE SECURITIES (7.0%)¤
Corporate Bonds (5.8%)
	Consumer Discretionary (3.4%)
5,153,000	Dana, Inc. 5.500%, 12/15/24	5,364,994
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	13,638,187
10,030,000	5.125%, 05/01/20	10,539,775
9,800,000	Expedia, Inc. 5.950%, 08/15/20	10,775,100
4,235,000	GameStop Corp.*^ 6.750%, 03/15/21	4,392,817
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	10,098,347
10,000,000	L Brands, Inc. 5.625%, 02/15/22	10,513,100
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,624,292
3,040,000	PVH Corp. 4.500%, 12/15/22	3,131,413

		71,078,025

	Consumer Staples (0.5%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,352,429

	Financials (0.2%)
4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	5,053,356

	Health Care (0.2%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,113,040

	Industrials (0.1%)
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,034,168

	Information Technology (1.4%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,277,454

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

9,865,000	Alphabet, Inc. 3.375%, 02/25/24	$10,407,230
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,177,333
11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	11,737,246

		29,599,263

	TOTAL CORPORATE BONDS	120,230,281

U.S. Government and Agency Securities (1.1%)
	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,351,058
5,800,000	1.625%, 05/15/26	5,513,272
5,500,000	2.000%, 11/15/26	5,376,045

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	22,240,375

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.1%)#
	Other (0.1%)
	iShares MSCI EAFE ETF
16,022
1,602,200	Call, 09/15/17, Strike $66.00	2,435,344
7,840
784,000	Call, 09/15/17, Strike $67.00	658,560

	TOTAL PURCHASED OPTIONS	3,093,904

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $141,559,732)	145,564,560

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.9%)
	Energy (0.9%)
80,675	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)**§ 3.399%, 09/15/29	6,165,587
211,030	Hess Corp. 8.000%, 02/01/19	11,870,437

		18,036,024

	Financials (1.1%)
380,500	Affiliated Managers Group, Inc.^ 5.150%, 10/15/37	23,282,795

	Health Care (1.7%)
16,600	Allergan, PLC 5.500%, 03/01/18	14,840,566
302,925	Anthem, Inc. 5.250%, 05/01/18	15,594,579
104,250	Becton Dickinson and Company 6.125%, 05/01/20	5,826,532

		36,261,677

NUMBER OF SHARES		VALUE

	Industrials (0.5%)
110,000	Rexnord Corp. 5.750%, 11/15/19	$5,876,750
51,350	Stanley Black & Decker, Inc. 5.375%, 05/15/20	5,511,396

		11,388,146

	Real Estate (1.4%)
153,776	American Tower Corp.^ 5.500%, 02/15/18	18,406,987
9,168	Crown Castle International Corp. 6.875%, 08/01/20	9,784,337

		28,191,324

	Telecommunication Services (0.7%)
141,890	T-Mobile USA, Inc. 5.500%, 12/15/17	14,224,473

	Utilities (2.6%)
39,953	Dominion Resources, Inc. 6.750%, 08/15/19	2,036,804
134,000	DTE Energy Company 6.500%, 10/01/19	7,346,135
115,800	Great Plains Energy, Inc. 7.000%, 09/15/19	6,461,640
575,000	NextEra Energy, Inc. 6.371%, 09/01/18	38,082,250

		53,926,829

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $156,789,586)	185,311,268

COMMON STOCKS (65.9%)
	Consumer Discretionary (7.9%)
39,100	Amazon.com, Inc.#	38,622,198
536,750	Comcast Corp. - Class A	21,711,537
154,885	Home Depot, Inc.	23,170,796
155,600	Lowe’s Companies, Inc.	12,043,440
58,875	Netflix, Inc.#	10,695,233
227,200	Newell Rubbermaid, Inc.	11,977,984
155,600	Nike, Inc. - Class B	9,188,180
267,450	Starbucks Corp.	14,436,951
200,000	Walt Disney Company	21,986,000

		163,832,319

	Consumer Staples (7.5%)
530,000	Coca-Cola Company	24,295,200
63,700	Costco Wholesale Corp.	10,097,087
361,035	Mondelez International, Inc. - Class A	15,892,761
215,000	PepsiCo, Inc.	25,071,150
200,000	Philip Morris International, Inc.	23,342,000
311,993	Procter & Gamble Company	28,335,204
161,275	Wal-Mart Stores, Inc.	12,900,387
197,200	Walgreens Boots Alliance, Inc.	15,908,124

		155,841,913

	Energy (4.5%)
177,000	Chevron Corp.	19,326,630
140,000	EOG Resources, Inc.	13,319,600
409,000	Exxon Mobil Corp.	32,736,360
265,000	Halliburton Company	11,246,600

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

37,650	Marathon Petroleum Corp.	$2,108,024
37,275	Pioneer Natural Resources Company	6,079,552
124,000	Schlumberger, Ltd.	8,506,400

		93,323,166

	Financials (10.8%)
160,675	American International Group, Inc.	10,516,179
826,025	Bank of America Corp.	19,923,723
183,625	Bank of New York Mellon Corp.	9,737,634
153,250	BB&T Corp.	7,251,790
43,735	Chubb Corp.	6,405,428
558,000	Citigroup, Inc.	38,195,100
106,750	E*TRADE Financial Corp.#	4,376,750
35,000	Goldman Sachs Group, Inc.	7,886,550
322,250	Intercontinental Exchange, Inc.	21,497,297
436,135	JPMorgan Chase & Company	40,037,193
191,205	MetLife, Inc.	10,516,275
163,500	Morgan Stanley	7,668,150
97,800	PNC Financial Services Group, Inc.	12,596,640
66,829	Prudential Financial, Inc.	7,567,048
375,900	Wells Fargo & Company	20,276,046

		224,451,803

	Health Care (9.4%)
16,500	Alexion Pharmaceuticals, Inc.#	2,266,110
236,885	Baxter International, Inc.	14,326,805
75,750	Bristol-Myers Squibb Company	4,310,175
177,000	Celgene Corp.#	23,967,570
327,175	Johnson & Johnson	43,422,666
106,350	Medtronic, PLC	8,930,210
402,975	Merck & Company, Inc.	25,742,043
467,200	Pfizer, Inc.	15,492,352
80,835	Stryker Corp.	11,890,828
36,935	Thermo Fisher Scientific, Inc.	6,483,201
180,750	UnitedHealth Group, Inc.	34,669,657
29,275	Waters Corp.#	5,077,456

		196,579,073

	Industrials (8.6%)
60,650	Boeing Company	14,705,199
110,000	Caterpillar, Inc.	12,534,500
199,550	CSX Corp.	9,845,797
416,000	Delta Air Lines, Inc.	20,533,760
208,450	Eaton Corp., PLC	16,311,212
637,145	General Electric Company	16,317,283
138,300	Honeywell International, Inc.	18,825,396
34,300	Lockheed Martin Corp.	10,020,059
54,500	Northrop Grumman Corp.	14,340,585
103,100	Union Pacific Corp.	10,615,176
140,550	United Parcel Service, Inc. - Class B	15,501,260
168,437	United Technologies Corp.	19,971,575

		179,521,802

	Information Technology (13.6%)
67,175	Accenture, PLC - Class A	8,653,484
59,835	Alphabet, Inc. - Class A#	56,573,992
503,000	Apple, Inc.	74,811,190
42,275	Broadcom, Ltd.	10,427,552
183,000	Cisco Systems, Inc.	5,755,350
205,800	Facebook, Inc. - Class A#	34,831,650
81,891	Lam Research Corp.	13,058,339
92,375	MasterCard, Inc. - Class A	11,805,525

NUMBER OF SHARES		VALUE

692,705	Microsoft Corp.	$50,359,653
113,400	Oracle Corp.	5,662,062
116,850	Visa, Inc. - Class A	11,633,586

		283,572,383

	Materials (0.7%)
176,400	Dow Chemical Company	11,331,936
70,000	Nucor Corp.	4,036,900

		15,368,836

	Real Estate (1.2%)
68,043	American Tower Corp.	9,276,302
128,925	Crown Castle International Corp.	12,967,277
49,000	Welltower, Inc.	3,596,110

		25,839,689

	Telecommunication Services (1.3%)
271,175	AT&T, Inc.	10,575,825
319,000	Verizon Communications, Inc.	15,439,600

		26,015,425

	Utilities (0.4%)
240,033	Exelon Corp.	9,202,865

	TOTAL COMMON STOCKS (Cost $992,451,078)	1,373,549,274

EXCHANGE-TRADED FUND (0.3%)
18,700	iShares NASDAQ Biotechnology ETF^ (Cost $5,245,917)	5,966,983

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%)#
	Other (0.1%)
	S&P 500 Index
740 74,000	Put, 09/15/17, Strike $2,400.00	969,400
435 43,500	Put, 09/15/17, Strike $2,350.00	365,400
430 43,000	Put, 09/15/17, Strike $2,375.00	436,450

	TOTAL PURCHASED OPTIONS (Cost $5,018,537)	1,771,250

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.2%)
22,975,396	Fidelity Prime Money Market Fund - Institutional Class	22,984,586

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

22,947,654	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$22,947,654

	TOTAL SHORT TERM INVESTMENTS (Cost $45,932,240)	45,932,240

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
23,258,348	Daiwa Capital Market America, Inc. $1.060%, 08/01/17	23,258,348
5,271,892	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	5,271,892

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $28,530,240)	28,530,240

	TOTAL INVESTMENTS (101.4%) (Cost $1,675,933,220)	2,111,340,562

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(28,530,240)

LIABILITIES, LESS OTHER ASSETS (0.0%)		(435,044)

NET ASSETS (100.0%)		$2,082,375,278

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%)#
	Consumer Staples (0.0%)
963	Altria Group, Inc.
96,300	Put, 09/15/17, Strike $62.50	(104,967)

		(104,967)

	Other (0.0%)
593	S&P 500 Index
59,300	Put, 09/15/17, Strike $2,300.00	$(338,010)

	TOTAL WRITTEN OPTIONS (Premium $499,955)	(442,977)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
$	Repurchase agreement collateralized by the following securities: 23,723,515 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 5,376,972 United States Treasury Note, 1.375%, 03/31/20.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (35.9%)
		Consumer Discretionary (13.5%)
1,200,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	$1,655,736
2,000,000		Cie Generale des Etablissements Michelin 0.000%, 01/10/22	2,083,897
3,798,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	4,641,289
1,365,000		DISH Network Corp.* 3.375%, 08/15/26	1,697,009
3,020,000		Liberty Interactive, LLC* 1.750%, 09/30/46	3,750,402
1,030,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	2,943,741
4,905,000		Priceline Group, Inc.^ 0.900%, 09/15/21	5,880,531
160,000,000	JPY	Sony Corp. 0.000%, 09/30/22	1,695,796
2,190,000		Tesla, Inc. 1.250%, 03/01/21	2,404,817
1,400,000		Valeo, SA 0.000%, 06/16/21	1,543,760
1,765,000		Weatherford International, Ltd. 5.875%, 07/01/21	1,872,789

			30,169,767

		Energy (2.4%)
1,000,000	EUR	ENI, S.p.A 0.000%, 04/13/22	1,208,272
2,070,000		PDC Energy, Inc.~ 1.125%, 09/15/21	1,955,291
2,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	2,226,865

			5,390,428

		Financials (2.0%)
1,100,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,450,322
1,890,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	1,719,091
10,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	1,305,508

			4,474,921

		Health Care (2.3%)
900,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	1,085,546
1,660,000		Illumina, Inc. 0.000%, 06/15/19	1,682,958
900,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,278,558
775,000		Medidata Solutions, Inc. 1.000%, 08/01/18	1,071,492

			5,118,554

PRINCIPAL AMOUNT			VALUE

		Industrials (6.0%)
240,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	$2,515,723
110,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	1,083,650
2,425,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	2,463,633
2,400,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	3,500,244
3,420,000	EUR	Safran, SA 0.000%, 12/31/20	3,980,159

			13,543,409

		Information Technology (5.6%)
1,155,000		Finisar Corp.* 0.500%, 12/15/36	1,156,813
1,160,000		Lumentum Holdings, Inc.* 0.250%, 03/15/24	1,444,443
1,185,000		Nice Systems, Inc.* 1.250%, 01/15/24	1,284,256
2,155,000		ON Semiconductor Corp. 1.000%, 12/01/20	2,319,351
1,130,000		Realpage, Inc.* 1.500%, 11/15/22	1,285,092
1,150,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	1,246,537
1,730,000		Square, Inc.* 0.375%, 03/01/22	2,288,946
1,115,000		Workday, Inc. 0.750%, 07/15/18	1,432,374

			12,457,812

		Materials (1.0%)
1,835,000		Cemex, SAB de CV^ 3.720%, 03/15/20	2,141,729

		Telecommunication Services (2.4%)
4,800,000		Telenor East Holding II AS 0.250%, 09/20/19	5,406,720

		Utilities (0.7%)
1,300,000	EUR	Sagerpar, SA 0.375%, 10/09/18	1,689,994

		TOTAL CONVERTIBLE BONDS (Cost $76,207,656)	80,393,334

SYNTHETIC CONVERTIBLE SECURITIES (2.1%)¤
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.1%)#
		Consumer Discretionary (0.0%)
16		Amazon.com, Inc.
1,600		Call, 11/17/17, Strike $1,000.00	81,680

		Information Technology (0.1%)
150		Lam Research Corp.
15,000		Call, 12/15/17, Strike $165.00	134,250

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

500		NCR Corp.
50,000		Call, 01/19/18, Strike $42.00	$88,750

			223,000

		TOTAL PURCHASED OPTIONS	304,680

PRINCIPAL AMOUNT			VALUE
U.S. Government and Agency Security (2.0%)
4,440,000		United States Treasury Note 1.875%, 05/31/22	4,451,829

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $4,843,562)	4,756,509

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (6.6%)
		Health Care (2.9%)
5,700		Allergan, PLC 5.500%, 03/01/18	5,095,857
26,700		Anthem, Inc. 5.250%, 05/01/18	1,374,516

			6,470,373

		Real Estate (0.3%)
5,605		American Tower Corp.^ 5.500%, 02/15/18	670,919

		Telecommunication Services (2.4%)
30,000		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	5,364,183

		Utilities (1.0%)
		NextEra Energy, Inc.
21,900		6.371%, 09/01/18	1,450,437
14,000		6.123%, 09/01/19	777,840

			2,228,277

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,614,130)	14,733,752

COMMON STOCKS (53.8%)
		Consumer Discretionary (3.3%)
67,400		D.R. Horton, Inc.	2,405,506
38,000	EUR	Daimler, AG	2,662,462
21,200		Walt Disney Company	2,330,516

			7,398,484

		Consumer Staples (6.2%)
23,300	GBP	British American Tobacco, PLC	1,449,394
49,800		Coca-Cola Company	2,282,832
55,700	GBP	Diageo, PLC	1,798,941
44,800	CHF	Nestlé, SA	3,781,548
40,300	EUR	Unilever, NV	2,348,589

NUMBER OF SHARES			VALUE

27,200		Wal-Mart Stores, Inc.	$2,175,728

			13,837,032

		Energy (3.2%)
17,401		Anadarko Petroleum Corp.~	794,704
12,600		Exxon Mobil Corp.~	1,008,504
81,800	EUR	Royal Dutch Shell, PLC - Class A	2,314,114
20,700		Schlumberger, Ltd.	1,420,020
33,290	EUR	TOTAL, SA	1,692,920

			7,230,262

		Financials (12.0%)
231,800	HKD	AIA Group, Ltd.	1,823,225
123,500		Bank of America Corp.~	2,978,820
20,000	EUR	BNP Paribas, SA	1,549,914
34,000		Citigroup, Inc.	2,327,300
159,763	CHF	Credit Suisse Group, AG#	2,455,827
42,800		E*TRADE Financial Corp.#	1,754,800
117,000	INR	HDFC Bank, Ltd.	3,254,849
32,800		JPMorgan Chase & Company~	3,011,040
345,100		JPY Mitsubishi UFJ Financial Group, Inc.	2,189,353
13,900		PNC Financial Services Group, Inc.~	1,790,320
82,475	GBP	Prudential, PLC	2,012,432
30,000	EUR	UniCredit S.p.A#	589,618
20,000		Wells Fargo & Company~	1,078,800

			26,816,298

		Health Care (6.1%)
35,600		Baxter International, Inc.~	2,153,088
18,000		Celgene Corp.~#	2,437,380
21,400		Johnson & Johnson	2,840,208
31,400		Merck & Company, Inc.	2,005,832
7,150	CHF	Roche Holding, AG	1,810,160
18,300	GBP	Shire, PLC	1,023,015
7,400		UnitedHealth Group, Inc.	1,419,394

			13,689,077

		Industrials (5.6%)
17,400	JPY	FANUC Corp.	3,557,514
274,000	GBP	International Consolidated Airlines Group, SA	2,089,654
70,500	JPY	Komatsu, Ltd.	1,890,637
123,350	INR	Larsen & Toubro, Ltd.	2,295,570
17,300	EUR	Schneider Electric, SE#	1,357,759
10,600		United Technologies Corp.	1,256,842

			12,447,976

		Information Technology (14.7%)
8,000		Alphabet, Inc. - Class A~#	7,564,000
32,200		Apple, Inc.~	4,789,106
8,225	EUR	ASML Holding, NV	1,240,340
7,800		Broadcom, Ltd.~	1,923,948
15,600		Facebook, Inc. - Class A#	2,640,300
14,300		MasterCard, Inc. - Class A	1,827,540
31,100		Microsoft Corp.~	2,260,970
675	KRW	Samsung Electronics Company, Ltd.	1,451,574
463,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,272,903
18,300	CHF	Temenos Group, AG#	1,768,994
108,000	HKD	Tencent Holdings, Ltd.	4,310,710

			33,050,385

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (1.7%)
430,000	GBP	Glencore, PLC#	$1,896,900
53,400		Newmont Mining Corp.	1,984,878

			3,881,778

		Telecommunication Services (1.0%)
27,700		AT&T, Inc.~	1,080,300
13,300	JPY	SoftBank Group Corp.	1,071,948

			2,152,248

		TOTAL COMMON STOCKS (Cost $94,591,299)	120,503,540

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTION (0.1%)
		Other (0.1%)
1,600		PowerShares QQQ
160,000		Put, 09/15/17, Strike $138.00 (Cost $516,869)	218,400

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (1.9%)
2,155,568		Fidelity Prime Money Market Fund - Institutional Class	2,156,430
2,155,345		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	2,155,345

		TOTAL SHORT TERM INVESTMENTS (Cost $4,311,775)	4,311,775

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
2,967,656		Daiwa Capital Market America, Inc.$ 1.060%, 08/01/17	2,967,656
672,668		Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	672,668

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,640,324)	3,640,324

TOTAL INVESTMENTS (102.0%) (Cost $195,725,615)			228,557,634

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)			(3,640,324)

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(901,776)

NET ASSETS (100.0%)			$224,015,534

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%)
	Other (-0.1%)
1,600	PowerShares QQQ
160,000	Call, 09/15/17, Strike $148.00 (Premium $171,127)	$(130,400)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of America, N.A.	Canadian Dollar	08/31/17	8,378,000	$6,722,954	$(16,903)
JPMorgan Chase Bank N.A.	European Monetary Unit	08/31/17	4,325,000	5,127,610	78,541

					$61,638

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/31/17	4,325,000	$5,127,610	$(81,779)
Bank of New York	Swiss Franc	08/31/17	3,254,000	3,371,106	(8,348)

					$(90,127)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A
transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.
The aggregate value of such securities is $8,579,206.
¤	The synthetic convertible securities strategy combines
separate securities that together possess the economic
characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
$	Repurchase agreement collateralized by the following
securities: 3,027,009 Federal Home Loan, GNMAs, and
United States Treasury Bond and Notes, 0.000% to 4.500%,
08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following
security: 686,076 United States Treasury Note, 1.375%,
03/31/20.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JULY 31, 2017

	Value	% of Total Investments
US Dollar	$145,297,771	63.6%
European Monetary Unit	31,323,638	13.7%
Japanese Yen	14,004,621	6.1%
British Pound Sterling	10,270,336	4.5%
Swiss Franc	9,816,529	4.3%
Hong Kong Dollar	7,439,443	3.3%
Indian Rupee	5,550,419	2.4%
New Taiwan Dollar	3,272,903	1.4%
South Korean Won	1,451,574	0.7%

Total Investments	$228,427,234	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (73.1%)
	Consumer Discretionary (19.8%)
7,500,000	CalAtlantic Group, Inc. 1.625%, 05/15/18	$8,825,662
5,500,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	6,721,193
11,000,000	DISH Network Corp.* 3.375%, 08/15/26	13,675,530
5,158,000	Liberty Expedia Holdings, Inc.* 1.000%, 06/30/47	5,608,371
7,250,000	Liberty Interactive, LLC* 1.750%, 09/30/46	9,003,449
	Liberty Media Corp.
8,380,000	1.375%, 10/15/23	10,619,681
7,200,000	2.250%, 09/30/46*	7,745,904
3,000,000	Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,397,905
3,500,000	Macquarie Infrastructure Corp. 2.000%, 10/01/23	3,467,625
18,005,000	Priceline Group, Inc.^ 0.900%, 09/15/21	21,585,924
25,050,000	Tesla, Inc. 1.250%, 03/01/21	27,507,154
4,000,000	Weatherford International, Ltd. 5.875%, 07/01/21	4,244,280

		122,402,678

	Energy (2.2%)
6,250,000	Nabors Industries, Inc.*^ 0.750%, 01/15/24	4,922,532
4,850,000	PDC Energy, Inc. 1.125%, 09/15/21	4,581,237
4,165,000	SM Energy Company^ 1.500%, 07/01/21	3,913,892

		13,417,661

	Financials (1.0%)
6,250,000	Ares Capital Corp.* 3.750%, 02/01/22	6,333,688

	Health Care (10.6%)
1,400,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	1,242,164
7,790,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	8,597,706
3,000,000	Dexcom, Inc.* 0.750%, 05/15/22	2,971,095
7,000,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	9,474,605
3,275,000	Evolent Health, Inc.*^ 2.000%, 12/01/21	4,184,648
2,000,000	Flexion Therapeutics, Inc.* 3.375%, 05/01/24	2,215,020
3,550,000	Insulet Corp.* 1.250%, 09/15/21	3,874,079
2,370,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	3,058,153
4,040,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	4,430,324
1,250,000	Medicines Company 2.750%, 07/15/23	1,331,600

PRINCIPAL AMOUNT		VALUE

6,633,000	Medidata Solutions, Inc. 1.000%, 08/01/18	$9,170,587
5,475,000	Molina Healthcare, Inc. 1.625%, 08/15/44	6,868,689
1,600,000	Neurocrine Biosciences, Inc.* 2.250%, 05/15/24	1,636,296
4,975,000	NuVasive, Inc. 2.250%, 03/15/21	6,215,392

		65,270,358

	Industrials (5.2%)
3,200,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	3,637,472
2,455,000	Air Lease Corp.^ 3.875%, 12/01/18	3,551,403
3,250,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,619,785
4,750,000	Dycom Industries, Inc. 0.750%, 09/15/21	5,585,240
4,500,000	Greenbrier Companies, Inc.* 2.875%, 02/01/24	4,885,425
6,250,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	6,312,906
4,100,000	Tutor Perini Corp. 2.875%, 06/15/21	4,716,476

		32,308,707

	Information Technology (29.9%)
4,943,000	Citrix Systems, Inc. 0.500%, 04/15/19	5,879,204
4,750,000	Finisar Corp.* 0.500%, 12/15/36	4,757,458
6,100,000	Inphi Corp.* 0.750%, 09/01/21	6,178,812
11,600,000	Intel Corp. 3.250%, 08/01/39	20,035,810
3,100,000	Knowles Corp. 3.250%, 11/01/21	3,456,996
5,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	6,226,050
13,750,000	Microchip Technology, Inc.* 1.625%, 02/15/27	15,240,775
5,150,000	Micron Technology, Inc. 1.625%, 02/15/33	13,297,351
3,000,000	Nice Systems, Inc.*^ 1.250%, 01/15/24	3,251,280
	ON Semiconductor Corp.
5,800,000	1.000%, 12/01/20	6,242,337
3,000,000	1.625%, 10/15/23*^	3,109,650
3,250,000	OSI Systems, Inc.* 1.250%, 09/01/22	3,279,559
2,600,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	3,380,208
3,300,000	Pandora Media, Inc. 1.750%, 12/01/20	3,136,881
7,353,000	Proofpoint, Inc.^ 0.750%, 06/15/20	9,176,838
6,000,000	Realpage, Inc.* 1.500%, 11/15/22	6,823,500
2,525,000	Red Hat, Inc.^ 0.250%, 10/01/19	3,582,394
3,225,000	Rovi Corp. 0.500%, 03/01/20	3,238,610

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,150,000	Salesforce.com, Inc. 0.250%, 04/01/18	$14,062,876
3,000,000	Servicenow, Inc.*^ 0.000%, 06/01/22	3,131,010
6,250,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	6,774,656
5,250,000	Square, Inc.* 0.375%, 03/01/22	6,946,222
2,620,000	Synaptics, Inc.* 0.500%, 06/15/22	2,700,133
3,200,000	Teradyne, Inc.* 1.250%, 12/15/23	4,060,672
3,000,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,221,535
3,250,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	3,501,485
10,625,000	Workday, Inc. 0.750%, 07/15/18	13,649,300
5,500,000	Yahoo!, Inc. 0.000%, 12/01/18	6,500,698

		184,842,300

	Materials (1.4%)
3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	3,833,122
4,000,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,445,000

		8,278,122

	Real Estate (3.0%)
3,100,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,537,844
3,000,000	Starwood Property Trust, Inc. 4.375%, 04/01/23	3,044,940
10,100,000	Starwood Waypoint Homes 3.000%, 07/01/19	12,150,552

		18,733,336

	TOTAL CONVERTIBLE BONDS (Cost $424,284,733)	451,586,850

SYNTHETIC CONVERTIBLE SECURITIES (0.2%)¤

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.2%)#
	Financials (0.1%)
3,000	Bank Of America Corp.
300,000	Call, 01/18/19, Strike $25.00	765,000

	Information Technology (0.1%)
1,300	Xilinx, Inc.
130,000	Call, 12/15/17, Strike $65.00	429,000

	TOTAL PURCHASED OPTIONS	1,194,000

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,502,435)	1,194,000

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (18.9%)
	Energy (2.2%)
113,000	Hess Corp.^ 8.000%, 02/01/19	$6,356,250
183,000	Southwestern Energy Company 6.250%, 01/15/18	2,530,890
98,250	WPX Energy, Inc. 6.250%, 07/31/18	4,935,098

		13,822,238

	Financials (6.2%)
54,750	Affiliated Managers Group, Inc. 5.150%, 10/15/37	3,350,153
10,300	Bank of America Corp.^ 7.250%, 06/17/28	13,369,400
15,570	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,627,376
15,000	Wells Fargo & Company 7.500%, 05/17/26	19,912,500

		38,259,429

	Health Care (4.8%)
17,740	Allergan, PLC 5.500%, 03/01/18	15,859,737
139,000	Anthem, Inc. 5.250%, 05/01/18	7,155,720
90,500	Becton Dickinson and Company 6.125%, 05/01/20	5,058,045
2,750	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,606,000

		29,679,502

	Industrials (0.6%)
65,400	Rexnord Corp. 5.750%, 11/15/19	3,493,995

	Real Estate (2.1%)
30,269	American Tower Corp. 5.500%, 02/15/18	3,623,199
5,440	Crown Castle International Corp. 6.875%, 08/01/20	5,805,715
52,200	Welltower, Inc. 6.500%, 06/17/28	3,413,880

		12,842,794

	Telecommunication Services (0.7%)
45,000	T-Mobile USA, Inc. 5.500%, 12/15/17	4,511,250

	Utilities (2.3%)
69,000	DTE Energy Company 6.500%, 10/01/19	3,782,711
	NextEra Energy, Inc.
116,000	6.123%, 09/01/19	6,444,960
62,000	6.371%, 09/01/18	4,106,260

		14,333,931

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,642,752)	116,943,139

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (2.9%)
	Information Technology (2.9%)
93,500	Lam Research Corp.	$14,909,510
39,000	Take-Two Interactive Software, Inc.#	3,099,720

	TOTAL COMMON STOCKS (Cost $8,594,155)	18,009,230

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.2%)#
	Other (0.2%)
4,500	PowerShares QQQ
450,000	Put, 09/15/17, Strike $135.00	409,500
600	S&P 500 Index
60,000	Put, 09/15/17, Strike $2,400.00	786,000

	TOTAL PURCHASED OPTIONS (Cost $2,391,460)	1,195,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (4.0%)
12,190,418	Fidelity Prime Money Market Fund - Institutional Class	12,195,294
12,164,450	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	12,164,450

	TOTAL SHORT TERM INVESTMENTS (Cost $24,359,744)	24,359,744

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
21,749,602	Daiwa Capital Market America, Inc. $1.060%, 08/01/17	21,749,602

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

4,929,910	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	$4,929,910

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $26,679,512)	26,679,512

TOTAL INVESTMENTS (103.6%) (Cost $600,454,791)		639,967,975

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(26,679,512)

OTHER ASSETS, LESS LIABILITIES (0.7%)		4,160,502

NET ASSETS (100.0%)		$617,448,965

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (-0.1%)#
	Other (-0.1%)
600	S&P 500 Index
60,000	Put, 09/15/17, Strike $2,300.00	(342,000)

	TOTAL WRITTEN OPTIONS (Premium $459,874)	(342,000)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
$	Repurchase agreement collateralized by the following securities: 22,184,595 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 5,028,173 United States Treasury Note, 1.375%, 03/31/20.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (73.9%)
		Consumer Discretionary (15.9%)
300,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	$413,934
800,000		Cie Generale des Etablissements Michelin 0.000%, 01/10/22	833,559
		Ctrip.com International, Ltd.
690,000		1.250%, 09/15/22*	781,704
600,000		1.000%, 07/01/20	733,221
735,000		DISH Network Corp.* 3.375%, 08/15/26	913,774
50,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	466,181
330,000		Liberty Expedia Holdings, Inc.* 1.000%, 06/30/47	358,814
725,000		Liberty Interactive, LLC* 1.750%, 09/30/46	900,345
745,000		Liberty Media Corp. 1.375%, 10/15/23	944,112
1,795,000		Priceline Group, Inc.^~ 0.900%, 09/15/21	2,151,999
393,000	EUR	SEB, SA 0.000%, 11/17/21	917,634
125,000,000	JPY	Sony Corp. 0.000%, 09/30/22	1,324,841
1,100,000	EUR	Steinhoff Finance Holding Company 1.250%, 10/21/23	1,283,343
		Tesla, Inc.
1,475,000		1.250%, 03/01/21	1,619,683
365,000		2.375%, 03/15/22	432,563
800,000		Valeo, SA 0.000%, 06/16/21	882,149

			14,957,856

		Energy (2.2%)
405,000		Nabors Industries, Inc.* 0.750%, 01/15/24	318,980
450,000		SM Energy Company^ 1.500%, 07/01/21	422,870
800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	890,746
480,000		Whiting Petroleum Corp. 1.250%, 04/01/20	416,690

			2,049,286

		Financials (9.2%)
1,400,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,845,865
500,000	GBP	British Land White 2015, Ltd. 0.000%, 06/09/20	627,742
2,607,500	EUR	Credit Agricole, SA 0.000%, 10/03/19	2,371,709
700,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	828,064
2,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	261,102
200,000	EUR	LEG Immobilien, AG 0.500%, 07/01/21	368,785

PRINCIPAL AMOUNT			VALUE

40,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	$380,263
800,000	EUR	Solidium Oy 0.000%, 09/04/18	1,004,209
129,000	EUR	Unibail-Rodamco, SE 0.000%, 01/01/22	517,152
400,000		Yamaguchi Financial Group, Inc.‡ 0.796%, 03/26/20 3 mo. USD LIBOR - 0.50%	422,110

			8,627,001

		Health Care (10.2%)
800,000	EUR	Bayer, AG 0.050%, 06/15/20	1,026,301
		BioMarin Pharmaceutical, Inc.
425,000		1.500%, 10/15/20	501,730
330,000		0.750%, 10/15/18	364,216
190,000		Dexcom, Inc.* 0.750%, 05/15/22	188,169
671,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	908,209
500,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	603,081
590,000		Hologic, Inc.** 0.000%, 12/15/43	736,181
620,000		Illumina, Inc. 0.000%, 06/15/19	628,575
370,000		Insulet Corp.* 1.250%, 09/15/21	403,777
800,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,136,496
360,000		Medidata Solutions, Inc. 1.000%, 08/01/18	497,725
700,000		Molina Healthcare, Inc. 1.625%, 08/15/44	878,189
575,000		NuVasive, Inc. 2.250%, 03/15/21	718,362
800,000		QIAGEN, NV 0.875%, 03/19/21	1,018,560

			9,609,571

		Industrials (9.1%)
400,000		Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	454,684
405,000		Greenbrier Companies, Inc.* 2.875%, 02/01/24	439,688
70,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/06/20	638,105
70,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	733,752
40,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	394,055
410,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	416,532
40,000,000	JPY	LIXIL Group Corp. 0.000%, 03/04/22	376,135
360,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	363,623
900,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	1,312,592

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,794,500	EUR	Safran, SA 0.000%, 12/31/20	$2,088,420
400,000		STMicroelectronics, NV 0.000%, 07/03/22	432,445
400,000	EUR	Symrise, AG 0.238%, 06/20/24	484,572
335,000		Trinity Industries, Inc. 3.875%, 06/01/36	412,812

			8,547,415

		Information Technology (17.9%)
1,264,000		Citrix Systems, Inc. 0.500%, 04/15/19	1,503,402
348,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	479,125
		FireEye, Inc.
330,000		1.625%, 06/01/35	300,945
183,000		1.000%, 06/01/35^	172,287
400,000		Inphi Corp.* 0.750%, 09/01/21	405,168
365,000		Lumentum Holdings, Inc.* 0.250%, 03/15/24	454,502
1,255,000		Microchip Technology, Inc.* 1.625%, 02/15/27	1,391,067
305,000		Micron Technology, Inc. 2.125%, 02/15/33	793,357
405,000		Nice Systems, Inc.* 1.250%, 01/15/24	438,923
600,000		NXP Semiconductors, NV 1.000%, 12/01/19	718,743
395,000		ON Semiconductor Corp. 1.000%, 12/01/20	425,125
390,000		Realpage, Inc.* 1.500%, 11/15/22	443,527
390,000		Red Hat, Inc.^ 0.250%, 10/01/19	553,320
800,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	931,277
1,445,000		Salesforce.com, Inc. 0.250%, 04/01/18	2,002,055
360,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	390,220
360,000		Square, Inc.* 0.375%, 03/01/22	476,312
221,000		Synaptics, Inc.* 0.500%, 06/15/22	227,759
240,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	885,455
400,000		Teradyne, Inc.* 1.250%, 12/15/23	507,584
630,000	EUR	Ubisoft Entertainment, SA 0.000%, 09/27/21	540,588
405,000		Veeco Instruments, Inc. 2.700%, 01/15/23	434,907
650,000		Workday, Inc. 1.500%, 07/15/20	904,485
1,255,000		Yahoo!, Inc. 0.000%, 12/01/18	1,483,341

			16,863,474

		Materials (0.5%)
300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	491,930

PRINCIPAL AMOUNT			VALUE

		Real Estate (4.6%)
1,360,000		AYC Finance, Ltd. 0.500%, 05/02/19	$1,475,741
800,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	949,092
443,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	475,948
1,220,000		Starwood Waypoint Homes 3.000%, 07/01/19	1,467,690

			4,368,471

		Telecommunication Services (3.3%)
1,700,000	EUR	América Móvil, SAB de CV 0.000%, 05/28/20	1,997,670
1,000,000		Telenor East Holding II AS 0.250%, 09/20/19	1,126,400

			3,124,070

		Utilities (1.0%)
700,000	EUR	Sagerpar, SA
		0.375%, 10/09/18	909,997

		TOTAL CONVERTIBLE BONDS (Cost $64,811,761)	69,549,071

SYNTHETIC CONVERTIBLE SECURITIES (9.9%)¤
Corporate Bonds (3.6%)
		Consumer Discretionary (1.3%)
625,000		CalAtlantic Group, Inc. 6.625%, 05/01/20	693,400
479,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	492,810

			1,186,210

		Health Care (0.7%)
630,000		HCA Holdings, Inc. 6.250%, 02/15/21	684,284

		Industrials (1.3%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	487,820
695,000		Icahn Enterprises, LP 4.875%, 03/15/19	704,654

			1,192,474

		Telecommunication Services (0.3%)
283,000		Sprint Corp. 7.250%, 09/15/21	313,203

		TOTAL CORPORATE BONDS	3,376,171

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.5%)#
		Consumer Discretionary (0.1%)
290		Lennar Corp.
29,000		Call, 08/18/17, Strike $52.50	26,535

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

		LVMH Moet Hennessy Louis Vuitton, SE
65	EUR
6,500		Call, 09/15/17, Strike 235.00	$3,578
55	EUR
5,500		Call, 12/15/17, Strike 220.00	48,181

			78,294

		Industrials (0.1%)
235	EUR	Airbus, SE
23,500		Call, 09/15/17, Strike 72.00	37,834
205	GBP	International Consolidated Airlines
205,000		Group, SA Call, 09/15/17, Strike 6.20	18,257
		Siemens, AG
105	EUR
10,500		Call, 09/15/17, Strike 125.00	8,266
100	EUR
10,000		Call, 12/15/17, Strike 115.00	60,019
240	EUR	Vinci, SA
24,000		Call, 09/15/17, Strike 80.00	13,211

			137,587

		Information Technology (0.2%)
390		Intel Corp.
39,000		Call, 01/19/18, Strike $36.00	56,160
105		Lam Research Corp.
10,500		Call, 09/15/17, Strike $155.00	92,400

			148,560

		Telecommunication Services (0.1%)
1,055	GBP	Vodafone Group, PLC
1,055,000		Call, 09/15/17, Strike 2.20	80,038

		TOTAL PURCHASED OPTIONS	444,479

PRINCIPAL AMOUNT			VALUE
U.S. Government and Agency Securities (5.8%)
		United States Treasury Note
2,735,000		1.875%, 05/31/22	2,742,286
2,735,000		1.000%, 06/30/19	2,717,954

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	5,460,240

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,638,697)	9,280,890

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.8%)
	Energy (2.7%)
15,220	Hess Corp.^ 8.000%, 02/01/19	856,125
43,640	Southwestern Energy Company 6.250%, 01/15/18	603,541
21,165	WPX Energy, Inc. 6.250%, 07/31/18	1,063,118

		2,522,784

	Financials (5.3%)
1,885	Bank of America Corp. 7.250%, 12/31/49	2,446,730

NUMBER OF SHARES		VALUE

1,925	Wells Fargo & Company~ 7.500%, 12/31/49	$2,555,438

		5,002,168

	Health Care (0.5%)
490	Allergan, PLC 5.500%, 03/01/18	438,065

	Real Estate (0.9%)
3,615	American Tower Corp. 5.500%, 02/15/18	432,715
386	Crown Castle International Corp. 6.875%, 08/01/20	411,950

		844,665

	Utilities (0.4%)
6,105	NextEra Energy, Inc. 6.371%, 09/01/18	404,334

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,107,365)	9,212,016

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%)
	Other (0.3%)
	S&P 500 Index
93
9,300	Put, 09/15/17, Strike $2,425.00	153,450
85
8,500	Put, 09/15/17, Strike $2,400.00	111,350

	TOTAL PURCHASED OPTIONS (Cost $355,441)	264,800

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.9%)
1,371,349	Fidelity Prime Money Market Fund - Institutional Class	1,371,898
1,369,579	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,369,579

TOTAL SHORT TERM INVESTMENTS (Cost $2,741,477)		2,741,477

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)
1,329,254	Daiwa Capital Market America, Inc.$ 1.060%, 08/01/17	1,329,254

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

301,298	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	$301,298

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,630,552)	1,630,552

	TOTAL INVESTMENTS (98.5%) (Cost $88,285,293)	92,678,806

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%)		(1,630,552)

OTHER ASSETS, LESS LIABILITIES (3.3%)		3,063,927

NET ASSETS (100.0%)		$94,112,181

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%)#
	Other (-0.1%)
	S&P 500 Index
93
9,300	Put, 09/15/17, Strike $2,325.00	(62,310)
85
8,500	Put, 09/15/17, Strike $2,300.00	(48,450)

	TOTAL WRITTEN OPTIONS (Premium $149,449)	(110,760)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $376,592.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
$	Repurchase agreement collateralized by the following securities: 1,355,839 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 307,303 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

CURRENCY EXPOSURE JULY 31, 2017

	Value	% of Total Investments
US Dollar	$65,073,775	70.3%
European Monetary Unit	22,193,800	23.9%
Japanese Yen	4,313,332	4.7%
British Pound Sterling	726,037	0.8%
Hong Kong Dollar	261,102	0.3%

Total Investments Net of Written Options	$92,568,046	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (63.3%)
	Consumer Discretionary (13.4%)
500,000	American Airlines Group, Inc. 6.125%, 06/01/18	$515,650
500,000	American Honda Finance Corp. 1.650%, 07/12/21	491,523
500,000	Carnival Corp. 3.950%, 10/15/20	529,892
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	535,210
500,000	Comcast Corp. 2.750%, 03/01/23	507,787
500,000	Continental Airlines 2012-3 Class C Pass Thru Trust 6.125%, 04/29/18	512,705
500,000	DISH DBS Corp. 4.250%, 04/01/18	506,990
250,000	DR Horton, Inc. 4.750%, 02/15/23	271,860
500,000	Expedia, Inc. 5.950%, 08/15/20	549,750
250,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	279,338
250,000	General Motors Company, Inc. 3.700%, 05/09/23	255,445
445,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	522,775
500,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	499,380
500,000	Hasbro, Inc. 3.150%, 05/15/21	512,222
500,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	500,860
250,000	L Brands, Inc. 5.625%, 02/15/22	262,828
500,000	Lennar Corp. 4.500%, 06/15/19	518,260
500,000	Mattel, Inc. 2.350%, 05/06/19	501,710
500,000	Ralph Lauren Corp. 2.125%, 09/26/18	502,805
500,000	Time Warner, Inc. 3.600%, 07/15/25	505,920
500,000	TJX Companies, Inc. 2.750%, 06/15/21	510,990
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	526,290

		10,320,190

	Consumer Staples (3.4%)
500,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	517,483
500,000	General Mills, Inc. 2.200%, 10/21/19	503,965
550,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	609,403

PRINCIPAL AMOUNT		VALUE

500,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	$490,050
500,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	517,627

		2,638,528

	Energy (2.2%)
500,000	Chevron Corp. 1.961%, 03/03/20	502,398
500,000	Exxon Mobil Corp. 2.709%, 03/06/25	502,817
190,000	Rochester Gas & Electric* 3.100%, 06/01/27	190,763
500,000	Shell International Finance, BV 3.250%, 05/11/25	514,272

		1,710,250

	Financials (16.8%)
250,000	Allstate Corp.‡ 3.117%, 05/15/37 3 mo. USD LIBOR + 1.94%	247,715
500,000	American Express Company 2.600%, 09/14/20	509,187
500,000	Ameriprise Financial, Inc. 2.875%, 09/15/26	489,643
500,000	AON Corp. 5.000%, 09/30/20	541,755
500,000	Bank of America Corp. 4.125%, 01/22/24	532,130
500,000	Bank of Montreal 1.900%, 08/27/21	493,360
500,000	Bank of New York Mellon Corp. 3.000%, 10/30/28	489,490
500,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	510,440
500,000	Capital One NA 2.950%, 07/23/21	508,515
300,000	CBOE Holdings, Inc. 1.950%, 06/28/19	300,288
500,000	Charles Schwab Corp. 3.200%, 03/02/27	505,137
400,000	Chubb Corp.‡ 3.554%, 04/15/37 3 mo. USD LIBOR + 2.25%	399,622
500,000	Citigroup, Inc. 4.125%, 07/25/28	513,305
250,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	278,951
350,000	Discover Bank 3.450%, 07/27/26	343,665
500,000	Fifth Third Bancorp 2.300%, 03/01/19	503,575
500,000	Franklin Resources, Inc. 2.850%, 03/30/25	499,518
250,000	GLP Capital, LP / GLP Financing II, Inc. 4.375%, 04/15/21	261,174
500,000	Goldman Sachs Group, Inc. 4.250%, 10/21/25	521,412
500,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	505,715

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

400,000	MetLife, Inc. 6.400%, 12/15/36	$465,272
500,000	Morgan Stanley 2.500%, 04/21/21	501,895
500,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	496,698
500,000	State Street Corp. 1.950%, 05/19/21	496,670
500,000	SunTrust Banks, Inc. 3.300%, 05/15/26	495,248
500,000	Toronto-Dominion Bank 2.125%, 04/07/21	501,777
500,000	US Bancorp 3.600%, 09/11/24	521,350
500,000	Wells Fargo & Company 4.400%, 06/14/46	513,465

		12,946,972

	Health Care (3.2%)
500,000	AbbVie, Inc. 2.850%, 05/14/23	502,805
500,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	505,385
500,000	Gilead Sciences, Inc. 3.650%, 03/01/26	521,515
400,000	HCA, Inc. 4.500%, 02/15/27	409,196
500,000	Johnson & Johnson 2.450%, 03/01/26	492,852

		2,431,753

	Industrials (7.1%)
250,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	271,011
400,000	Alimentation Couche-Tard, Inc.* 3.550%, 07/26/27	402,694
400,000	Delta Air Lines, Inc. 3.625%, 03/15/22	412,194
500,000	Eaton Corp. 1.500%, 11/02/17	500,013
500,000	Honeywell International, Inc. 1.850%, 11/01/21	495,185
447,000	Huntington Ingalls Industries, Inc.* 5.000%, 12/15/21	463,012
200,000	IHO Verwaltungs GmbH* 4.125%, 09/15/21 4.875% PIK rate	203,921
400,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	426,856
500,000	Parker-Hannifin Corp. 5.500%, 05/15/18	515,325
200,000	Rockwell Collins, Inc. 2.800%, 03/15/22	202,823
500,000	Southwest Airlines Company 2.750%, 11/06/19	508,612
500,000	United Technologies Corp. 2.650%, 11/01/26	492,418
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	528,817

		5,422,881

	Information Technology (8.5%)
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	508,863

PRINCIPAL AMOUNT		VALUE

500,000	Amphenol Corp. 4.000%, 02/01/22	$530,702
500,000	Apple, Inc. 4.375%, 05/13/45	542,797
250,000	Cardtronics, Inc. 5.125%, 08/01/22	256,623
500,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	523,582
500,000	Cisco Systems, Inc. 1.850%, 09/20/21	496,915
500,000	Electronic Arts, Inc. 4.800%, 03/01/26	551,785
500,000	Fiserv, Inc. 3.500%, 10/01/22	520,912
250,000	Flextronics International, Ltd. 4.750%, 06/15/25	271,608
500,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	529,965
500,000	Microsoft Corp. 4.100%, 02/06/37	540,965
185,000	Nuance Communications, Inc. 6.000%, 07/01/24	198,253
550,000	NXP Semiconductors, NV* 4.125%, 06/01/21	577,841
500,000	Visa, Inc. 2.200%, 12/14/20	505,468

		6,556,279

	Materials (1.3%)
500,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	519,472
140,000	Kinross Gold Corp.* 4.500%, 07/15/27	139,647
350,000	Steel Dynamics, Inc. 5.000%, 12/15/26	369,612

		1,028,731

	Real Estate (2.6%)
500,000	American Tower Corp. 5.900%, 11/01/21	566,563
400,000	Federal Realty Investment Trust 3.250%, 07/15/27	396,664
250,000	HCP, Inc. 4.200%, 03/01/24	263,465
400,000	Tanger Properties, LP 3.875%, 07/15/27	398,410
400,000	UDR, Inc. 3.500%, 07/01/27	399,618

		2,024,720

	Telecommunication Services (2.2%)
450,000	AT&T, Inc. 4.900%, 08/14/37	450,338
500,000	British Telecommunications, PLC 2.350%, 02/14/19	503,582
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	212,577
250,000	Sprint Corp. 7.250%, 09/15/21	276,681
250,000	Verizon Communications, Inc. 3.500%, 11/01/24	252,853

		1,696,031

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (2.6%)
500,000	Alabama Power Company 2.450%, 03/30/22	$504,122
500,000	Exelon Corp. 2.450%, 04/15/21	500,630
500,000	NextEra Energy, Inc. 2.700%, 09/15/19	507,275
	NGPL PipeCo, LLC*
100,000	4.875%, 08/15/27	103,188
100,000	4.375%, 08/15/22	102,873
250,000	Southern Company 2.150%, 09/01/19	251,139

		1,969,227

	TOTAL CORPORATE BONDS (Cost $47,547,965)	48,745,562

U.S. GOVERNMENT AND AGENCY SECURITIES (34.8%)
	Other (34.8%)
1,000,000	Federal Home Loan Mortgage Corp. 1.375%, 08/15/19	998,935
	Federal National Mortgage Association
1,209,456	3.000%, 07/01/46	1,212,214
1,000,000	1.875%, 04/05/22	1,000,975
450,000	1.500%, 02/28/20	449,950
	United States Treasury Bond
1,500,000	2.875%, 11/15/46	1,493,885
400,000	3.000%, 05/15/47	408,701
	United States Treasury Note
3,900,000	2.250%, 02/15/27	3,889,421
3,000,000	1.875%, 01/31/22	3,011,475
2,000,000	1.500%, 08/15/26	1,876,333
1,500,000	2.125%, 03/31/24	1,504,977
1,500,000	2.000%, 02/15/25	1,483,517
1,500,000	2.000%, 11/15/26	1,466,194
1,500,000	1.625%, 05/15/26	1,425,846
1,500,000	1.375%, 02/15/20	1,497,757
1,250,000	1.875%, 03/31/22	1,253,865
1,000,000	2.375%, 05/15/27	1,007,672

PRINCIPAL AMOUNT		VALUE

1,000,000	2.125%, 11/30/23	$1,006,073
750,000	1.500%, 04/15/20	750,746
500,000	1.875%, 02/28/22	501,907
500,000	1.875%, 07/31/22	501,027

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $26,771,658)	26,741,470

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.0%)
223	Fidelity Prime Money Market Fund - Institutional Class	224
161	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	161

	TOTAL SHORT TERM INVESTMENTS (Cost $385)	385

TOTAL INVESTMENTS (98.1%) (Cost $74,320,008)		75,487,417

OTHER ASSETS, LESS LIABILITIES (1.9%)		1,487,455

NET ASSETS (100.0%)		$76,974,872

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (95.1%)
	Consumer Discretionary (23.3%)
68,000	Altice US Finance I Corp.* 5.500%, 05/15/26	$72,172
140,000	AV Homes, Inc.* 6.625%, 05/15/22	145,173
195,000	Beverages & More, Inc.*^ 11.500%, 06/15/22	185,561
365,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	377,695
620,000	Cedar Fair, LP 5.375%, 06/01/24	653,644
469,000	Century Communities, Inc. 6.875%, 05/15/22	493,658
500,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	559,490
450,000	Cumberland Farms, Inc.* 6.750%, 05/01/25	481,304
460,000	Dana, Inc. 5.500%, 12/15/24	478,924
	DISH DBS Corp.
300,000	5.125%, 05/01/20	315,248
290,000	5.875%, 11/15/24	315,398
85,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	91,081
375,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	391,639
300,000	GameStop Corp.* 5.500%, 10/01/19	308,705
515,000	Golden Nugget, Inc.* 8.500%, 12/01/21	546,660
600,000	L Brands, Inc. 6.875%, 11/01/35	578,349
575,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	591,577
445,000	Meritage Homes Corp. 7.000%, 04/01/22	507,776
720,000	NCL Corp., Ltd. - Class C* 4.625%, 11/15/20	740,984
250,000	Netflix, Inc. 5.375%, 02/01/21	271,200
770,000	Nexstar Escrow Corp.* 5.625%, 08/01/24	801,620
560,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	564,438
	PetSmart, Inc.*
100,000	5.875%, 06/01/25	96,333
75,000	8.875%, 06/01/25	71,016
515,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	551,467
	Rite Aid Corp.
310,000	6.125%, 04/01/23*	308,032
230,000	7.700%, 02/15/27	228,925
320,000	Salem Media Group, Inc.* 6.750%, 06/01/24	332,704
365,000	Service Corp. International 5.375%, 05/15/24	388,834
	SFR Group, SA*
675,000	6.000%, 05/15/22	706,907
150,000	7.375%, 05/01/26	162,584

PRINCIPAL AMOUNT		VALUE

315,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	$340,050
575,000	Speedway Motorsports, Inc. 5.125%, 02/01/23	594,582
425,000	Time, Inc.*^ 5.750%, 04/15/22	441,269
350,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	380,725
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	526,290

		14,602,014

	Consumer Staples (3.9%)
485,000	Fresh Market, Inc.* 9.750%, 05/01/23	398,971
765,000	JBS USA LUX SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	780,143
500,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	554,003
650,000	The Nature’s Bounty Company* 7.625%, 05/15/21	701,340

		2,434,457

	Energy (8.1%)
545,000	Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.375%, 09/15/24	552,145
250,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	256,311
375,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	373,305
365,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	340,733
981,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	253,221
	Energy Transfer Equity, LP
555,000	4.328%, 11/01/66^‡ 3 mo. USD LIBOR + 3.02%	490,481
535,000	5.500%, 06/01/27	562,978
175,000	EP Energy, LLC / Everest Acquisition Finance, Inc.* 8.000%, 02/15/25	136,622
507,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	141,960
	Gulfport Energy Corp.*
185,000	6.000%, 10/15/24	183,119
130,000	6.375%, 05/15/25	130,174
320,000	Laredo Petroleum, Inc.^ 6.250%, 03/15/23	329,826
300,000	Oasis Petroleum, Inc.^ 6.875%, 01/15/23	296,292
250,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	228,530
250,000	QEP Resources, Inc. 6.875%, 03/01/21	262,371
109,000	Rice Energy, Inc. 7.250%, 05/01/23	117,352
155,000	Southwestern Energy Company 6.700%, 01/23/25	153,128

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

271,401	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	$229,334

		5,037,882

	Financials (8.9%)
510,000	Ally Financial, Inc. 8.000%, 11/01/31	634,937
200,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	205,904
315,000	AssuredPartners, Inc.* 7.000%, 08/15/25	318,560
	CyrusOne, LP / CyrusOne Finance Corp.*
175,000	5.375%, 03/15/27	184,839
50,000	5.000%, 03/15/24	52,079
285,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	318,005
650,000	Equinix, Inc. 5.375%, 04/01/23	679,227
845,000	GLP Capital, LP / GLP Financing II, Inc. 5.375%, 04/15/26	922,127
150,000	HUB International, Ltd.* 7.875%, 10/01/21	157,078
400,000	Jefferies Finance, LLC* 7.250%, 08/15/24	401,164
195,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	205,485
	Navient Corp.
145,000	6.750%, 06/25/25	152,555
89,000	6.500%, 06/15/22	94,932
200,000	Oil Insurance, Ltd.*‡ 4.278%, 12/29/49 3 mo. USD LIBOR + 2.98%	182,113
500,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	510,460
550,000	Quicken Loans, Inc.* 5.750%, 05/01/25	577,783

		5,597,248

	Health Care (9.3%)
	Acadia Healthcare Company, Inc.
185,000	5.625%, 02/15/23	193,243
180,000	6.500%, 03/01/24	194,421
	Community Health Systems, Inc.
385,000	7.125%, 07/15/20^	373,125
350,000	6.875%, 02/01/22	298,958
500,000	DaVita, Inc. 5.125%, 07/15/24	515,128
525,000	Endo, Ltd.* 6.000%, 07/15/23	455,201
195,000	Greatbatch, Ltd.* 9.125%, 11/01/23	214,249
335,000	HCA, Inc. 5.000%, 03/15/24	356,609
575,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	549,838
423,000	MPH Acquisition Holdings, LLC* 7.125%, 06/01/24	458,837
558,000	Teleflex, Inc. 5.250%, 06/15/24	585,986
775,000	Tenet Healthcare Corp. 6.750%, 02/01/20	814,405

PRINCIPAL AMOUNT		VALUE

	Valeant Pharmaceuticals International, Inc.*
785,000	7.250%, 07/15/22	$742,747
70,000	7.000%, 03/15/24	74,649

		5,827,396

	Industrials (14.3%)
200,000	ACCO Brands Corp.* 5.250%, 12/15/24	208,636
70,000	American Greetings Corp.* 7.875%, 02/15/25	76,328
500,000	ARD Finance, SA
	7.125%, 09/15/23
	7.875% PIK rate	538,377
250,000	BWAY Holding Company* 5.500%, 04/15/24	262,459
	Covanta Holding Corp.
125,000	5.875%, 03/01/24	122,364
45,000	5.875%, 07/01/25	43,990
73,000	DAE Funding, LLC* 5.000%, 08/01/24	74,584
557,000	Garda World Security Corp.* 7.250%, 11/15/21	569,324
125,000	GrafTech International, Ltd. 6.375%, 11/15/20	116,291
155,000	Great Lakes Dredge & Dock Co.*
	8.000%, 05/15/22	158,742
40,000	Hertz Corp.* 7.625%, 06/01/22	39,583
365,000	Huntington Ingalls Industries, Inc.* 5.000%, 11/15/25	393,110
200,000	IHO Verwaltungs GmbH* 4.500%, 09/15/23 5.250% PIK rate	206,257
700,000	James Hardie International Finance, Ltd.* 5.875%, 02/15/23	739,539
220,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	234,771
80,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	83,497
340,000	Lamar Media Corp. 5.750%, 02/01/26	370,149
595,000	Match Group, Inc. 6.375%, 06/01/24	651,076
475,000	Meritor, Inc. 6.750%, 06/15/21	491,718
	Michael Baker International, LLC*
459,000	8.250%, 10/15/18	458,201
385,800	8.875%, 04/15/19 9.625% PIK rate	380,580
415,000	Navistar International Corp. 8.250%, 11/01/21	420,343
460,000	Oshkosh Corp. 5.375%, 03/01/25	486,482
315,000	Park-Ohio Industries, Inc.* 6.625%, 04/15/27	334,415
450,000	Tennant Company* 5.625%, 05/01/25	479,475
160,000	Titan International, Inc. 6.875%, 10/01/20	166,203
220,000	TransDigm, Inc. 6.500%, 05/15/25	231,843
190,000	United Rentals North America, Inc. 4.875%, 01/15/28	190,475

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

127,000	7.625%, 04/15/22	$132,877
285,000	United States Steel Corp.* 8.375%, 07/01/21	315,770

		8,977,459

	Information Technology (7.5%)
600,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	610,635
80,000	Amkor Technology, Inc. 6.625%, 06/01/21	81,875
	Cardtronics, Inc.
225,000	5.500%, 05/01/25*	231,663
100,000	5.125%, 08/01/22	102,649
205,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	216,757
80,000	CDK Global, Inc.* 4.875%, 06/01/27	82,328
325,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	340,329
480,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	482,169
780,000	CommScope Technologies, LLC* 6.000%, 06/15/25	841,647
907,000	First Data Corp.* 7.000%, 12/01/23	979,247
	Nuance Communications, Inc.
310,000	6.000%, 07/01/24	332,209
200,000	5.625%, 12/15/26*	213,541
155,000	VFH Parent, LLC* 6.750%, 06/15/22	162,750

		4,677,799

	Materials (8.4%)
350,000	ArcelorMittal, SA 7.500%, 10/15/39	413,236
335,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	357,688
695,000	Cascades, Inc.* 5.750%, 07/15/23	723,241
615,000	Constellium, NV*^ 8.000%, 01/15/23	650,670
	First Quantum Minerals, Ltd.*
200,000	7.250%, 04/01/23	206,576
160,000	7.000%, 02/15/21	166,206
	Freeport-McMoRan, Inc.
280,000	4.550%, 11/14/24^	273,767
90,000	3.550%, 03/01/22	87,903
350,000	Huntsman International, LLC 5.125%, 11/15/22	372,813
150,000	IAMGOLD Corp.* 7.000%, 04/15/25	155,623
535,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	554,068
110,000	Kinross Gold Corp.* 4.500%, 07/15/27	109,722
220,000	Koppers, Inc.* 6.000%, 02/15/25	235,327
120,000	New Gold, Inc.* 6.375%, 05/15/25	124,534
157,000	Steel Dynamics, Inc. 5.000%, 12/15/26	165,798

PRINCIPAL AMOUNT		VALUE

625,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	$662,444

		5,259,616

	Real Estate (1.5%)
183,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	192,579
510,000	Iron Mountain, Inc. 6.000%, 08/15/23	541,337
125,000	iStar, Inc. 6.000%, 04/01/22	129,296
75,000	M/I Homes, Inc.* 5.625%, 08/01/25	75,750

		938,962

	Telecommunication Services (8.9%)
35,000	Block Communications, Inc.* 6.875%, 02/15/25	37,991
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	212,577
602,000	Embarq Corp. 7.995%, 06/01/36	613,077
	Frontier Communications Corp.
745,000	7.625%, 04/15/24	607,741
275,000	10.500%, 09/15/22	258,987
850,000	Inmarsat Finance, PLC*~ 4.875%, 05/15/22	869,915
	Intelsat Jackson Holdings, SA
165,000	7.500%, 04/01/21	156,750
150,000	9.750%, 07/15/25*	155,113
140,000	8.000%, 02/15/24*	152,176
450,000	SBA Communications Corp. 4.875%, 07/15/22	468,394
1,220,000	Sprint Corp. 7.875%, 09/15/23	1,385,292
410,000	T-Mobile USA, Inc. 6.625%, 04/01/23	434,256
125,000	Windstream Corp. 7.750%, 10/15/20	120,443
135,000	Windstream Services, LLC 7.750%, 10/01/21	121,551

		5,594,263

	Utilities (1.0%)
	NGPL PipeCo, LLC*
85,000	4.875%, 08/15/27	87,710
85,000	4.375%, 08/15/22	87,442
	NRG Energy, Inc.
300,000	6.625%, 01/15/27	308,608
116,000	7.875%, 05/15/21	119,912

		603,672

	TOTAL CORPORATE BONDS (Cost $59,119,949)	59,550,768

CONVERTIBLE BONDS (0.3%)
	Consumer Discretionary (0.3%)
286,000	Liberty Interactive, LLC 4.000%, 11/15/29	195,365

	TOTAL CONVERTIBLE BONDS (Cost $194,289)	195,365

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.1%)
	Energy (1.4%)
	NuStar Energy, LP‡
25,350	7.625%, 12/31/49^ 3 mo. USD LIBOR + 5.64%	$652,002
8,552	8.500%, 12/31/49 3 mo. USD LIBOR + 6.77%	226,970

		878,972

	Health Care (0.7%)
500	Allergan, PLC 5.500%, 03/01/18	447,005

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,365,821)	1,325,977

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.0%)#
	Materials (0.0%)
	United States Steel Corp.
15
1,500	Call, 10/20/17, Strike $27.00	1,320
15
1,500	Put, 10/20/17, Strike $21.00	1,523
14
1,400	Call, 10/20/17, Strike $25.00	2,030
14
1,400	Put, 10/20/17, Strike $19.00	700

	TOTAL PURCHASED OPTIONS (Cost $6,701)	5,573

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.1%)
643,857	Fidelity Prime Money Market Fund - Institutional Class	644,115
643,377	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	643,377

	TOTAL SHORT TERM INVESTMENTS (Cost $1,287,492)	1,287,492

NUMBER OF SHARES		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.1%)
2,109,761	Daiwa Capital Market America, Inc.$	$2,109,761
478,213	Deutsche Bank Securities, Inc.†	478,213

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,587,974)	2,587,974

TOTAL INVESTMENTS (103.7%) (Cost $64,562,226)		64,953,149

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(2,587,974)

OTHER ASSETS, LESS LIABILITIES (0.4%)		266,149

NET ASSETS (100.0%)		$62,631,324

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
15
1,500	Put, 10/20/17, Strike $25.00	(4,485)
14
1,400	Put, 10/20/17, Strike $23.00	(2,576)

	TOTAL WRITTEN OPTIONS (Premium $6,325)	(7,061)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.
@	In default status and considered non-income producing.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $10,234.
#	Non-income producing security.
$	Repurchase agreement collateralized by the following securities: 2,151,956 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 487,744 United States Treasury Note, 1.375%, 03/31/20.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (41.8%)
		Consumer Discretionary (9.3%)
20,000,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	$27,595,606
12,000,000		CalAtlantic Group, Inc. 1.625%, 05/15/18~	14,121,060
6,500,000		1.250%, 08/01/32	6,498,050
27,000,000		Ctrip.com International, Ltd. 1.990%, 07/01/25^	35,161,965
10,500,000		1.000%, 07/01/20	12,831,367
30,417,000		DISH Network Corp.*~ 3.375%, 08/15/26	37,815,327
4,000,000		GNC Holdings, Inc.^ 1.500%, 08/15/20	3,000,160
5,000,000		Horizon Global Corp.~^ 2.750%, 07/01/22	4,768,925
5,000,000		Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	5,663,175
5,000,000		Live Nation Entertainment, Inc. 2.500%, 05/15/19	5,911,175
4,000,000		M/I Homes, Inc.~ 3.000%, 03/01/18	4,038,240
11,635,000		Meritage Homes Corp.~^ 1.875%, 09/15/32	11,637,269
25,000,000		Priceline Group, Inc.~ 1.000%, 03/15/18	53,559,000
15,000,000		0.350%, 06/15/20	23,629,875
6,500,000		Restoration Hardware Holdings, Inc.* 0.000%, 06/15/19	5,797,837
14,000,000		Shutterfly, Inc. 0.250%, 05/15/18	14,054,250
5,250,000		TAL Education Group^ 2.500%, 05/15/19 Tesla, Inc.~	31,345,125
32,500,000		1.250%, 03/01/21	35,687,925
30,000,000		2.375%, 03/15/22	35,553,150
10,000,000		1.500%, 06/01/18	26,051,300
11,500,000		Toll Brothers Finance Corp.~ 0.500%, 09/15/32	11,494,710
17,500,000		Vipshop Holdings, Ltd.^ 1.500%, 03/15/19	17,559,150

			423,774,641

		Consumer Staples (0.3%)
15,000,000		Herbalife, Ltd.^ 2.000%, 08/15/19	15,209,550

		Energy (1.2%)
20,000,000		Chesapeake Energy Corp.* 5.500%, 09/15/26	18,918,500
5,000,000		Golar LNG, Ltd.* 2.750%, 02/15/22	4,830,525
5,000,000		Nabors Industries, Inc.*~^ 0.750%, 01/15/24	3,938,025
5,000,000		Oasis Petroleum, Inc.~^ 2.625%, 09/15/23	4,928,200
7,500,000		Renewable Energy Group, Inc. 4.000%, 06/15/36	9,922,763
4,000,000		SEACOR Holdings, Inc.~ 3.000%, 11/15/28	3,412,840

PRINCIPAL AMOUNT			VALUE

10,000,000		Whiting Petroleum Corp.~ 1.250%, 04/01/20	$8,681,050

			54,631,903

		Financials (0.9%)
7,821,000		AmTrust Financial Services, Inc. 2.750%, 12/15/44	6,204,517
3,500,000		Cowen Group, Inc.~ 3.000%, 03/15/19	3,603,180
15,000,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	13,643,576
5,000,000		Goldman Sachs BDC, Inc.*~ 4.500%, 04/01/22	5,067,100
10,676,000		LendingTree, Inc.* 0.625%, 06/01/22	13,505,781

			42,024,154

		Health Care (6.0%)
5,000,000		Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	5,032,250
10,000,000		AMAG Pharmaceuticals, Inc. 3.250%, 06/01/22	9,968,900
5,000,000		Depomed, Inc.~ 2.500%, 09/01/21	4,461,250
10,000,000		Dermira, Inc.* 3.000%, 05/15/22	10,930,750
12,953,000		Dexcom, Inc.* 0.750%, 05/15/22	12,828,198
7,500,000		Emergent Biosolutions, Inc.~ 2.875%, 01/15/21	10,151,362
4,245,000		Evolent Health, Inc.*^ 2.000%, 12/01/21	5,424,070
5,000,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	5,537,550
7,500,000		Horizon Pharma Investment, Ltd. 2.500%, 03/15/22	6,567,825
15,000,000		Insulet Corp. 1.250%, 09/15/21*	16,369,350
804,000		2.000%, 06/15/19~	964,712
5,000,000		Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	5,064,050
3,000,000		Invacare Corp.* 4.500%, 06/01/22	3,638,205
8,000,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	10,322,880
12,500,000		Ligand Pharmaceuticals, Inc.~ 0.750%, 08/15/19	20,681,812
12,500,000		Medicines Company 2.750%, 07/15/23	13,316,000
7,500,000		2.500%, 01/15/22~	9,846,263
10,000,000		Medidata Solutions, Inc. 1.000%, 08/01/18	13,825,700
10,500,000		Molina Healthcare, Inc.~ 1.625%, 08/15/44	13,172,827
10,000,000		1.125%, 01/15/20	16,997,500
14,000,000		Neurocrine Biosciences, Inc.* 2.250%, 05/15/24	14,317,590
12,500,000		NuVasive, Inc. 2.250%, 03/15/21	15,616,562
5,000,000		Quidel Corp.~ 3.250%, 12/15/20	6,092,675
8,000,000		Spectranetics Corp. 2.625%, 06/01/34	10,837,120

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,500,000	Teladoc, Inc.* 3.000%, 12/15/22	$7,945,688
4,000,000	Teligent, Inc./NJ 3.750%, 12/15/19	4,015,800
10,000,000	Wright Medical Group, Inc. 2.000%, 02/15/20	10,890,700
7,500,000	Wright Medical Group, NV 2.250%, 11/15/21	10,192,050

		275,009,639

	Industrials (1.4%)
5,000,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	5,683,550
9,400,000	Greenbrier Companies, Inc.^ 3.500%, 04/01/18	12,435,636
5,000,000	Kaman Corp.*^ 3.250%, 05/01/24	5,236,550
2,500,000	Navistar International Corp. 4.750%, 04/15/19	2,511,150
2,500,000	4.500%, 10/15/18	2,515,513
5,000,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	5,050,325
3,000,000	SolarCity Corp. 1.625%, 11/01/19	2,833,110
10,000,000	SunPower Corp.^ 4.000%, 01/15/23	9,002,650
10,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	12,322,750
5,000,000	Tutor Perini Corp. 2.875%, 06/15/21	5,751,800

		63,343,034

	Information Technology (19.9%)
20,000,000	Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	37,835,800
8,000,000	Blackhawk Network Holdings, Inc.*^ 1.500%, 01/15/22	9,024,560
7,750,000	Bottomline Technologies, Inc. 1.500%, 12/01/17	8,033,379
2,500,000	Brocade Communications Systems, Inc.~ 1.375%, 01/01/20	2,529,963
2,500,000	CalAmp Corp.^ 1.625%, 05/15/20	2,516,263
8,800,000	Cardtronics, Inc.~ 1.000%, 12/01/20	8,419,268
18,900,000	Ciena Corp.*~ 3.750%, 10/15/18	26,097,592
10,000,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	11,894,000
12,000,000	Cornerstone OnDemand, Inc.~ 1.500%, 07/01/18	12,200,520
11,000,000	CSG Systems International, Inc.^ 4.250%, 03/15/36	11,979,825
5,000,000	Cypress Semiconductor Corp. 4.500%, 01/15/22	6,330,675
10,500,000	Electronics For Imaging, Inc.~ 0.750%, 09/01/19	11,310,285
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	4,898,675
5,000,000	Euronet Worldwide, Inc.~ 1.500%, 10/01/44	6,883,975
17,500,000	Finisar Corp.~ 0.500%, 12/15/33	19,983,775

PRINCIPAL AMOUNT			VALUE

		FireEye, Inc.
5,000,000		1.625%, 06/01/35	$4,559,775
5,000,000		1.000%, 06/01/35^	4,707,300
15,000,000		HubSpot, Inc.* 0.250%, 06/01/22	15,429,600
9,500,000		Infinera Corp. 1.750%, 06/01/18	10,668,310
5,000,000		Inphi Corp. 1.125%, 12/01/20^	5,977,775
3,975,000		0.750%, 09/01/21*	4,026,357
10,000,000		Integrated Device Technology, Inc. 0.875%, 11/15/22	10,674,700
30,000,000		Intel Corp.~ 3.250%, 08/01/39	51,816,750
15,000,000		Lumentum Holdings, Inc.* 0.250%, 03/15/24	18,678,150
10,000,000		MercadoLibre, Inc.~ 2.250%, 07/01/19	23,162,350
20,000,000		Microchip Technology, Inc.~ 1.625%, 02/15/25	31,349,300
19,903,000		1.625%, 02/15/27*	22,060,883
7,500,000		2.250%, 02/15/37*	8,193,487
20,000,000		Micron Technology, Inc.~ 1.625%, 02/15/33	51,640,200
5,000,000		Nice Systems, Inc.* 1.250%, 01/15/24	5,418,800
15,000,000		Nuance Communications, Inc.~ 1.000%, 12/15/35	14,512,650
10,000,000		NXP Semiconductors, NV~ 1.000%, 12/01/19	11,979,050
20,000,000		ON Semiconductor Corp.*~ 1.625%, 10/15/23	20,731,000
10,000,000		OSI Systems, Inc.* 1.250%, 09/01/22	10,090,950
10,600,000		Palo Alto Networks, Inc.~ 0.000%, 07/01/19	13,780,848
7,500,000		Pandora Media, Inc. 1.750%, 12/01/20	7,129,275
15,000,000		Proofpoint, Inc. 1.250%, 12/15/18	32,827,350
10,000,000		Rambus, Inc.~ 1.125%, 08/15/18	11,669,450
15,000,000		Realpage, Inc.* 1.500%, 11/15/22	17,058,750
7,500,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	8,730,723
7,500,000		Rovi Corp. 0.500%, 03/01/20	7,531,650
25,000,000		Salesforce.com, Inc.~ 0.250%, 04/01/18	34,637,625
30,000,000		ServiceNow, Inc.~ 0.000%, 11/01/18	45,503,550
15,000,000		Silicon Laboratories, Inc.* 1.375%, 03/01/22	16,259,175
10,000,000		SINA Corp. 1.000%, 12/01/18	10,835,250
18,000,000		Square, Inc.* 0.375%, 03/01/22	23,815,620
7,500,000		Synaptics, Inc.* 0.500%, 06/15/22	7,729,388
10,000,000		Take-Two Interactive Software, Inc.~ 1.000%, 07/01/18	36,893,950
5,000,000		Teradyne, Inc.* 1.250%, 12/15/23	6,344,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

10,000,000		TTM Technologies, Inc.~ 1.750%, 12/15/20	$18,904,200
10,000,000		Twitter, Inc.~ 1.000%, 09/15/21	9,174,700
7,400,000		Veeco Instruments, Inc. 2.700%, 01/15/23	7,946,453
10,000,000		Viavi Solutions, Inc.~^ 0.625%, 08/15/33	11,267,950
5,000,000		Viavi Solutions, Inc.* 1.000%, 03/01/24	5,386,900
10,000,000		WebMD Health Corp. 2.500%, 01/31/18	10,615,800
19,500,000		Workday, Inc. 0.750%, 07/15/18~	25,050,480
7,500,000		1.500%, 07/15/20^	10,436,362
12,500,000		Yahoo!, Inc.~ 0.000%, 12/01/18	14,774,312
5,000,000		Zillow Group, Inc.* 2.000%, 12/01/21	5,640,050

			905,560,553

		Materials (1.2%)
10,000,000		Allegheny Technologies, Inc. 4.750%, 07/01/22	15,441,700
4,000,000		B2Gold Corp.~ 3.250%, 10/01/18	4,249,140
3,000,000		Pretium Resources, Inc.* 2.250%, 03/15/22	2,968,860
10,000,000		RTI International Metals, Inc. 1.625%, 10/15/19	11,112,500
5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	7,739,625
10,000,000	GBP	Volcan Holdings, PLC 4.125%, 04/11/20	13,586,858

			55,098,683

		Real Estate (1.3%)
4,000,000		American Residential Properties OP, LP* 3.250%, 11/15/18	5,328,460
8,200,000		Extra Space Storage, LP* 3.125%, 10/01/35	8,885,643
6,000,000		Forestar Group, Inc. 3.750%, 03/01/20	6,135,810
15,000,000		SL Green Operating Partnership, LP* 3.000%, 10/15/17	19,906,650
5,000,000		Starwood Property Trust, Inc.~ 3.750%, 10/15/17	5,017,800
7,700,000		Starwood Waypoint Homes 3.500%, 01/15/22*	8,338,869
6,000,000		3.000%, 07/01/19	7,218,150

			60,831,382

		Telecommunication Services (0.3%)
10,000,000	EUR	América Móvil, SAB de CV 0.000%, 05/28/20	11,751,000

		TOTAL CONVERTIBLE BONDS (Cost $1,692,330,709)	1,907,234,539

PRINCIPAL AMOUNT		VALUE

SYNTHETIC CONVERTIBLE SECURITIES (3.6%)¤
Corporate Bonds (3.4%)
	Consumer Discretionary (1.6%)
5,000,000	American Airlines Group, Inc.~ 6.125%, 06/01/18	$5,156,500
4,575,000	Continental Airlines 2012-3 Class C Pass Thru Trust 6.125%, 04/29/18	4,691,251
6,820,000	D.R. Horton, Inc.~ 3.750%, 03/01/19	6,982,521
10,000,000	DISH DBS Corp.~ 4.250%, 04/01/18	10,139,800
1,000,000	Ford Motor Credit Company, LLC~ 2.943%, 01/08/19	1,014,210
3,000,000	General Motors Company, Inc.~ 3.250%, 05/15/18	3,033,030
2,500,000	3.500%, 10/02/18	2,544,987
2,000,000	2.400%, 05/09/19	2,008,880
8,760,000	Lennar Corp.~ 4.500%, 06/15/19	9,079,915
7,000,000	4.125%, 12/01/18	7,164,570
5,745,000	Meritage Homes Corp.~ 4.500%, 03/01/18	5,816,382
4,170,000	NCL Corp., Ltd. - Class C*~ 4.625%, 11/15/20	4,291,535
13,760,000	Toll Brothers Finance Corp.~ 4.000%, 12/31/18	14,080,814

		76,004,395

	Energy (0.1%)
500,000	Exxon Mobil Corp.~ 1.708%, 03/01/19	501,412
2,000,000	Shell International Finance, BV~ 1.375%, 09/12/19	1,990,290

		2,491,702

	Financials (0.5%)
6,000,000	Ally Financial, Inc.~ 3.250%, 09/29/17	6,016,170
2,500,000	3.250%, 11/05/18	2,532,450
1,000,000	Berkshire Hathaway Finance Corp.~ 1.700%, 03/15/19	1,003,925
2,000,000	Capital One NA~ 1.850%, 09/13/19	1,989,530
3,000,000	Fifth Third Bancorp~ 1.625%, 09/27/19	2,982,300
1,500,000	Goldman Sachs Group, Inc.~ 2.000%, 04/25/19	1,502,917
1,000,000	Hyundai Capital America*~ 2.500%, 03/18/19	1,003,935
500,000	2.000%, 07/01/19	496,953
2,000,000	Metropolitan Life Global Funding I*~ 1.550%, 09/13/19	1,987,930
1,000,000	PNC Bank NA~ 1.950%, 03/04/19	1,003,285
1,000,000	1.800%, 11/05/18	1,002,245

		21,521,640

	Health Care (0.1%)
2,703,000	HCA, Inc.~ 3.750%, 03/15/19	2,767,467

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

500,000		Teva Pharmaceutical Finance Netherlands III, BV 1.700%, 07/19/19	$497,528
2,500,000		UnitedHealth Group, Inc.~ 1.700%, 02/15/19	2,504,262

			5,769,257

		Information Technology (0.9%)
14,700,000		Alliance Data Systems Corp.* 5.250%, 12/01/17	14,813,631
2,000,000		eBay, Inc.~ 2.500%, 03/09/18	2,010,960
10,000,000		Hewlett Packard Enterprise Company~ 2.850%, 10/05/18	10,121,300
1,000,000		Juniper Networks, Inc.~ 3.125%, 02/26/19	1,017,515
2,725,000		NXP Semiconductors, NV*~ 3.750%, 06/01/18	2,763,504
7,000,000		Sanmina Corp.*~ 4.375%, 06/01/19	7,218,330
5,000,000		Seagate Technology, PLC~ 3.750%, 11/15/18	5,086,450

			43,031,690

		Real Estate (0.2%)
		iStar, Inc.
6,000,000		4.875%, 07/01/18~	6,056,040
2,000,000		4.000%, 11/01/17	2,002,980

			8,059,020

		TOTAL CORPORATE BONDS	156,877,704

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Options (0.2%)
		Consumer Discretionary (0.1%)
500	EUR	Moncler S.p.A
250,000		Call, 09/15/17, Strike 22.00	283,224
7,500		Vipshop Holdings, Ltd.
750,000		Call, 01/18/19, Strike $12.00	2,137,500

			2,420,724

		Energy (0.0%)
1,250		Nabors Industries, Ltd.
125,000		Call, 01/18/19, Strike $8.00	249,375

		Health Care (0.0%)
900		Allergan, PLC
90,000		Call, 01/19/18, Strike $290.00	283,500

		Industrials (0.0%)
2,000		Team, Inc.
200,000		Call, 03/16/18, Strike $20.00	125,000

		Information Technology (0.0%)
2,700		Facebook, Inc.
270,000		Call, 11/17/17, Strike $175.00	1,890,000

		Other (0.1%)
		S&P 500 Index

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

5,000
500,000	Call, 08/31/17, Strike $2,515.00 $	1,350,000
4,000
400,000	Call, 08/14/17, Strike $2,500.00	650,000

		2,000,000

	TOTAL PURCHASED OPTIONS	6,968,599

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $166,030,917)	163,846,303

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.4%)
	Energy (0.2%)
800,000	Southwestern Energy Company 6.250%, 01/15/18	11,064,000

	Financials (0.1%)
50,000	Virtus Investment Partners, Inc. 7.250%, 02/01/20	5,226,000

	Health Care (1.2%)
25,000	Allergan, PLC~ 5.500%, 03/01/18	22,350,250
314,735	Becton Dickinson and Company 6.125%, 05/01/20	17,590,539
25,000	Teva Pharmaceutical Industries, Ltd.~ 7.000%, 12/15/18	14,600,000

		54,540,789

	Industrials (0.4%)
300,000	Rexnord Corp.^ 5.750%, 11/15/19	16,027,500

	Information Technology (0.4%)
65,000	Belden, Inc. 6.750%, 07/15/19	6,498,700
100,000	MTS Systems Corp. 8.750%, 07/01/19	12,173,940

		18,672,640

	Real Estate (0.3%)
12,856	Crown Castle International Corp. 6.875%, 08/01/20	13,720,271

	Telecommunication Services (2.1%)
500,000	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	89,403,050
150,000	Frontier Communications Corp. 11.125%, 06/29/18	3,805,500

		93,208,550

	Utilities (0.7%)
60,597	Dominion Resources, Inc. 6.750%, 08/15/19	3,089,235
130,000	DTE Energy Company 6.500%, 10/01/19	7,126,847
250,000	Dynegy, Inc. 7.000%, 07/01/19	16,112,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

100,000	NextEra Energy, Inc.~ 6.371%, 09/01/18	$6,623,000

		32,951,582

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $244,472,522)	245,411,332

COMMON STOCKS (48.2%)
	Consumer Discretionary (6.4%)
41,115	Amazon.com, Inc.~#	40,612,575
51,967	CarMax, Inc.~^#	3,442,814
61,284	Carnival Corp.~	4,092,545
14,586	Charter Communications, Inc.#	5,716,399
5,568	Chipotle Mexican Grill, Inc.#	1,914,111
101,900	Coach, Inc.~	4,803,566
616,313	Comcast Corp. - Class A~	24,929,861
116,597	D.R. Horton, Inc.~	4,161,347
38,097	Darden Restaurants, Inc.~	3,195,576
73,949	Delphi Automotive, PLC	6,686,469
43,014	Dollar General Corp.~	3,232,932
44,443	Foot Locker, Inc.	2,097,265
412,571	Ford Motor Company~	4,629,047
52,627	Garmin, Ltd.	2,641,349
289,996	General Motors Company, Inc.	10,434,056
237,328	Home Depot, Inc.~	35,504,269
103,225	Johnson Controls International PLC	4,020,614
97,888	LKQ Corp.#	3,383,009
93,245	Lowe’s Companies, Inc.~	7,217,163
87,696	Macy’s, Inc.~	2,082,780
92,248	McDonald’s Corp.~	14,311,355
18,404	Mohawk Industries, Inc.~#	4,582,412
58,470	Netflix, Inc.#	10,621,660
175,706	Nike, Inc. - Class B~	10,375,439
5,371	Priceline Group, Inc.~#	10,895,073
27,544	PVH Corp.~	3,285,724
47,209	Ross Stores, Inc.~	2,611,602
35,742	Royal Caribbean Cruises, Ltd.	4,041,348
121,115	Starbucks Corp.~	6,537,788
79,543	Target Corp.~	4,507,702
75,487	Time Warner, Inc.~	7,731,379
44,486	TJX Companies, Inc.~	3,127,811
212,452	Twenty-First Century Fox, Inc.~	6,182,353
12,283	Ulta Salon Cosmetics & Fragrance, Inc.#	3,085,612
212,717	Walt Disney Company~	23,383,980
15,274	Whirlpool Corp.~	2,716,939

		292,795,924

	Consumer Staples (3.9%)
220,404	Altria Group, Inc.~	14,319,648
62,220	Archer-Daniels-Midland Company~	2,624,440
68,295	Church & Dwight Company, Inc.	3,643,538
382,955	Coca-Cola Company	17,554,657
77,000	Colgate-Palmolive Company~	5,559,400
18,393	Constellation Brands, Inc. - Class A	3,556,287
44,182	Costco Wholesale Corp.~	7,003,289
140,311	CVS Health Corp.~	11,215,058
65,970	General Mills, Inc.	3,671,890
35,742	Kellogg Company~	2,430,456
32,986	Kimberly-Clark Corp.	4,062,556
64,167	Kraft Heinz Company	5,612,046

NUMBER OF SHARES		VALUE

122,703	Kroger Company	$3,008,678
170,636	Mondelez International, Inc. - Class A	7,511,397
60,159	Monster Beverage Corp.#	3,173,387
204,446	PepsiCo, Inc.~	23,840,448
167,825	Philip Morris International, Inc.~	19,586,856
257,159	Procter & Gamble Company	23,355,180
141,559	Wal-Mart Stores, Inc.~	11,323,304
86,375	Walgreens Boots Alliance, Inc.	6,967,871

		180,020,386

	Energy (3.1%)
56,092	Anadarko Petroleum Corp.~	2,561,722
49,481	Apache Corp.~	2,448,320
49,529	Baker Hughes a GE Company	1,827,125
211,799	Chevron Corp.~	23,126,333
23,281	Cimarex Energy Company	2,305,517
23,139	Concho Resources, Inc.~#	3,014,086
126,526	ConocoPhillips~	5,740,485
91,718	Devon Energy Corp.	3,055,127
75,489	EOG Resources, Inc.~	7,182,023
556,856	Exxon Mobil Corp.~	44,570,754
97,936	Halliburton Company	4,156,404
225,432	Kinder Morgan, Inc.	4,605,576
80,353	Marathon Petroleum Corp.	4,498,964
74,913	National Oilwell Varco, Inc.~	2,450,404
71,488	Noble Energy, Inc.	2,066,718
82,514	Occidental Petroleum Corp.	5,110,092
35,155	Phillips 66~	2,944,231
15,731	Pioneer Natural Resources Company	2,565,726
134,706	Schlumberger, Ltd.	9,240,832
50,355	Valero Energy Corp.~	3,472,984
90,391	Williams Companies, Inc.	2,872,626

		139,816,049

	Financials (6.6%)
37,785	Aflac, Inc.~	3,013,354
58,957	Allstate Corp.~	5,365,087
140,844	American Express Company~	12,004,134
97,291	American International Group, Inc.~	6,367,696
101,550	Arthur J. Gallagher & Company	5,970,124
1,123,331	Bank of America Corp.~	27,094,744
146,531	Bank of New York Mellon Corp.	7,770,539
93,545	BB&T Corp.~	4,426,549
220,070	Berkshire Hathaway, Inc. - Class B#	38,505,648
13,173	BlackRock, Inc.~	5,618,680
71,487	Capital One Financial Corp.~	6,160,750
178,713	Charles Schwab Corp.~	7,666,788
41,906	Chubb Corp.~	6,137,553
289,278	Citigroup, Inc.~	19,801,079
52,116	Discover Financial Services	3,175,949
7,923	Equinix, Inc.	3,571,134
134,685	Fifth Third Bancorp~	3,596,090
33,263	Goldman Sachs Group, Inc.~	7,495,152
45,985	Hartford Financial Services Group, Inc.~	2,529,175
476,228	JPMorgan Chase & Company~	43,717,730
139,056	MetLife, Inc.~	7,648,080
204,341	Morgan Stanley~	9,583,593
58,974	PNC Financial Services Group, Inc.~	7,595,851
84,114	Prudential Financial, Inc.~	9,524,228
248,210	Regions Financial Corp.~	3,623,866

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

44,423	State Street Corp.~	$4,141,556
61,311	SunTrust Banks, Inc.~	3,512,507
113,878	Synchrony Financial	3,452,781
28,389	Travelers Companies, Inc.~	3,636,347
519,182	Wells Fargo & Company~	28,004,677

		300,711,441

	Health Care (7.0%)
175,364	Abbott Laboratories~	8,624,401
168,562	AbbVie, Inc.~	11,784,169
60,763	Aetna, Inc.~	9,376,339
54,129	Alexion Pharmaceuticals, Inc.~#	7,434,077
38,038	Allergan, PLC~	9,598,129
78,031	Amgen, Inc.~	13,617,190
41,361	Anthem, Inc.~	7,701,832
63,584	Baxter International, Inc.	3,845,560
26,727	Biogen, Inc.~#	7,739,872
147,252	Bristol-Myers Squibb Company~	8,378,639
33,995	Cardinal Health, Inc.	2,626,454
83,317	Celgene Corp.#	11,281,955
53,615	Cerner Corp.~#	3,451,198
40,696	Cigna Corp.	7,063,198
37,150	DaVita, Inc.~#	2,406,577
38,945	Edwards Lifesciences Corp.~#	4,485,685
91,017	Eli Lilly and Company~	7,523,465
102,013	Express Scripts Holding Company~#	6,390,094
142,694	Gilead Sciences, Inc.	10,857,586
22,561	IDEXX Laboratories, Inc.#	3,755,504
23,125	Illumina, Inc.#	4,020,281
21,442	Incyte Corp.#	2,858,004
308,864	Johnson & Johnson~	40,992,430
28,141	Laboratory Corp. of America Holdings~#	4,471,886
23,423	McKesson Corp.	3,791,481
125,471	Medtronic, PLC	10,535,800
378,662	Merck & Company, Inc.	24,188,929
69,344	Patterson Companies, Inc.	2,893,032
713,624	Pfizer, Inc.~	23,663,772
35,921	Quest Diagnostics, Inc.~	3,890,603
7,807	Regeneron Pharmaceuticals, Inc.~#	3,838,077
45,956	Stryker Corp.~	6,760,128
59,318	Thermo Fisher Scientific, Inc.~	10,412,089
93,545	UnitedHealth Group, Inc.	17,942,866
37,032	Varian Medical Systems, Inc.#	3,596,548
27,954	Vertex Pharmaceuticals, Inc.#	4,243,976
28,144	Zimmer Biomet Holdings, Inc.	3,414,430

		319,456,256

	Industrials (4.9%)
49,985	3M Company	10,055,482
80,418	Allegion, PLC	6,533,158
79,578	Boeing Company~	19,294,482
67,094	Caterpillar, Inc.~	7,645,361
102,122	CSX Corp.~	5,038,699
22,515	Cummins, Inc.~	3,780,269
65,969	Danaher Corp.	5,375,814
63,701	Deere & Company	8,171,564
153,998	Delta Air Lines, Inc.~	7,601,341
45,240	Eaton Corp., PLC	3,540,030
65,970	Emerson Electric Company~	3,932,472
38,499	FedEx Corp.	8,008,947
54,918	Fluor Corp.	2,385,089
80,842	Fortune Brands Home & Security, Inc.	5,308,894

NUMBER OF SHARES		VALUE

33,284	General Dynamics Corp.	$6,534,648
1,016,846	General Electric Company~	26,041,426
119,023	Honeywell International, Inc.	16,201,411
44,015	Illinois Tool Works, Inc.~	6,193,351
54,143	Jacobs Engineering Group, Inc.~	2,854,419
21,546	Lockheed Martin Corp.	6,294,233
144,656	Masco Corp.~	5,515,733
33,027	Norfolk Southern Corp.	3,718,180
77,750	Pentair, PLC	4,903,692
45,023	Rockwell Collins, Inc.	4,796,300
122,485	Southwest Airlines Company~	6,799,142
14,129	TransDigm Group, Inc.	3,986,356
88,031	Union Pacific Corp.~	9,063,672
44,026	United Parcel Service, Inc. - Class B	4,855,628
88,633	United Technologies Corp.~	10,509,215
14,613	WW Grainger, Inc.	2,436,572
79,274	Xylem, Inc.	4,497,214

		221,872,794

	Information Technology (11.3%)
41,419	Accenture, PLC - Class A~	5,335,596
68,711	Activision Blizzard, Inc.	4,244,966
118,028	Advanced Micro Devices, Inc.#	1,606,361
40,876	Akamai Technologies, Inc.~#	1,926,895
31,417	Alphabet, Inc. - Class A~#	29,704,773
31,499	Alphabet, Inc. - Class C~#	29,309,819
57,565	Amphenol Corp. - Class A~	4,410,630
687,715	Apple, Inc.~	102,283,852
81,423	Applied Materials, Inc.~	3,607,853
38,818	Autodesk, Inc.#	4,300,646
48,466	Broadcom, Ltd.	11,954,624
542,111	Cisco Systems, Inc.~	17,049,391
77,102	Cognizant Technology Solutions Corp. - Class A~	5,344,711
41,284	DXC Technology Company	3,235,840
117,098	eBay, Inc.#	4,183,912
21,472	F5 Networks, Inc.#	2,592,744
126,822	Facebook, Inc. - Class A~#	21,464,623
61,368	Fiserv, Inc.#	7,885,788
77,902	FLIR Systems, Inc.	2,907,303
177,033	Hewlett Packard Enterprise Company	3,099,848
247,135	HP, Inc.	4,720,278
631,926	Intel Corp.~	22,414,415
87,415	International Business Machines Corp.	12,646,328
90,834	Juniper Networks, Inc.~	2,538,810
23,212	Lam Research Corp.	3,701,386
107,179	MasterCard, Inc. - Class A	13,697,476
51,207	Microchip Technology, Inc.	4,098,608
139,312	Micron Technology, Inc.~#	3,917,453
1,012,325	Microsoft Corp.~	73,596,027
69,297	NVIDIA Corp.	11,261,455
322,488	Oracle Corp.	16,101,826
117,097	PayPal Holdings, Inc.#	6,856,029
186,047	QUALCOMM, Inc.	9,895,840
39,763	Red Hat, Inc.~#	3,931,368
67,209	Salesforce.com, Inc.#	6,102,577
23,534	Skyworks Solutions, Inc.	2,468,011
86,805	Symantec Corp.~	2,690,087
56,650	TE Connectivity, Ltd.	4,554,094
53,989	Texas Instruments, Inc.~	4,393,625
311,000	Visa, Inc. - Class A~	30,963,160
44,980	Western Digital Corp.	3,828,698

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

41,106	Xilinx, Inc.	$2,600,366

		513,428,092

	Materials (1.2%)
28,596	Air Products & Chemicals, Inc.~	4,064,921
31,279	Avery Dennison Corp.	2,906,757
104,688	Ball Corp.	4,386,427
102,390	Dow Chemical Company~	6,577,534
100,622	E.I. du Pont de Nemours and Company	8,272,135
214,366	Freeport-McMoRan, Inc.#	3,134,031
55,045	LyondellBasell Industries, NV - Class A	4,959,004
52,895	Monsanto Company	6,179,194
77,001	Mosaic Company~	1,858,804
76,656	Newmont Mining Corp.~	2,849,304
35,130	PPG Industries, Inc.	3,697,432
38,499	Praxair, Inc.	5,011,030

		53,896,573

	Real Estate (1.3%)
36,262	Alexandria Real Estate Equities, Inc.	4,396,768
41,361	American Tower Corp.~	5,638,745
75,993	Apartment Investment & Management Company	3,461,481
12,261	AvalonBay Communities, Inc.~	2,358,403
33,906	Crown Castle International Corp.	3,410,265
32,720	Digital Realty Trust, Inc.	3,773,925
37,401	Equity Residential	2,545,512
34,926	Federal Realty Investment Trust	4,632,235
62,279	Macerich Company	3,574,192
56,166	Prologis, Inc.~	3,415,454
15,165	Public Storage~	3,117,469
41,144	Realty Income Corp.	2,347,677
45,139	Simon Property Group, Inc.	7,154,532
68,291	UDR, Inc.	2,669,495
18,474	Vornado Realty Trust	1,465,912
33,881	Welltower, Inc.	2,486,527
99,572	Weyerhaeuser Company	3,287,867

		59,736,459

	Telecommunication Services (1.1%)
759,702	AT&T, Inc.~	29,628,378
103,449	CenturyLink, Inc.~^	2,407,258
429,113	Verizon Communications, Inc.~	20,769,069

		52,804,705

	Utilities (1.4%)
322,210	AES Corp.~	3,602,308
69,342	American Electric Power Company, Inc.~	4,891,385
56,166	CMS Energy Corp.~	2,597,116
40,875	Consolidated Edison, Inc.	3,386,902
34,840	Dominion Resources, Inc.~	2,688,951
137,557	Duke Energy Corp.~	11,708,852
51,063	Edison International	4,017,637
71,488	Exelon Corp.~	2,740,850
126,771	FirstEnergy Corp.~	4,045,263
84,150	NextEra Energy, Inc.	12,293,473
169,370	NiSource, Inc.	4,413,782
61,311	PG&E Corp.	4,150,141

NUMBER OF SHARES		VALUE

61,311	Public Service Enterprise Group, Inc.~	$2,757,156

		63,293,816

TOTAL COMMON STOCKS (Cost $1,837,418,275)		2,197,832,495

EXCHANGE-TRADED FUND (1.4%)
	Other (1.4%)
256,162	SPDR S&P 500 ETF Trust (Cost $61,448,348)	63,213,097
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%)#
	Consumer Discretionary (0.0%)
	Tesla Motors, Inc.
3,734
373,400	Put, 01/19/18, Strike $20.00	9,335
2,500
250,000	Put, 01/19/18, Strike $30.00	7,500
5,000	Vipshop Holdings, Ltd.
500,000	Put, 01/19/18, Strike $7.00	37,500

		54,335

	Financials (0.0%)
1,000	Amtrust Financial Services, Inc.
100,000	Put, 09/15/17, Strike $10.00	10,000

	Information Technology (0.0%)
3,000	Salesforce.com, Inc.
300,000	Put, 01/19/18, Strike $80.00	694,500

	Other (0.3%)
	S&P 500 Index
3,000
300,000	Put, 08/28/17, Strike $2,450.00	4,110,000
3,000
300,000	Put, 09/01/17, Strike $2,370.00	1,860,000
2,500
250,000	Put, 08/07/17, Strike $2,370.00	156,250
2,000
200,000	Put, 08/16/17, Strike $2,440.00	1,410,000
1,000
100,000	Put, 09/08/17, Strike $2,400.00	1,045,000
1,000
100,000	Put, 09/08/17, Strike $2,200.00	225,000
500
50,000	Put, 12/29/17, Strike $2,425.00	2,667,500

		11,473,750

	TOTAL PURCHASED OPTIONS (Cost $20,921,091)	12,232,585

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (1.8%)
40,460,644	Fidelity Prime Money Market Fund - Institutional Class	40,476,828

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

40,443,360		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$40,443,360

		TOTAL SHORT TERM INVESTMENTS (Cost $80,920,188)	80,920,188

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)
12,053,214		Daiwa Capital Market America, Inc. $1.060%, 08/01/17	12,053,214
2,732,062		Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	2,732,062

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $14,785,276)	14,785,276

TOTAL INVESTMENTS (102.8%) (Cost $4,118,327,326)			4,685,475,815

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)			(14,785,276)

LIABILITIES, LESS OTHER ASSETS (-2.4%)			(110,642,882)

NET ASSETS (100.0%)			$4,560,047,657

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-31.2%)#
		Consumer Discretionary (-5.9%)
(312,001)		CalAtlantic Group, Inc.	(10,951,235)
(571,747)		Ctrip.com International, Ltd.	(34,150,448)
(420,500)		DISH Network Corp.	(26,924,615)
(116,783)		Horizon Global Corp.	(1,627,955)
(95,500)		Liberty Media Corp./Liberty Formula One	(3,358,735)
(95,400)		Live Nation Entertainment, Inc.	(3,555,558)
(70,500)		M/I Homes, Inc.	(1,828,770)
(20,000)		Meritage Homes Corp.	(815,000)
(125,000)	EUR	Moncler S.p.A	(3,356,792)
(36,200)		Priceline Group, Inc.	(73,431,700)
(53,045)		Shutterfly, Inc.	(2,601,327)
(197,100)		TAL Education Group	(30,899,367)
(231,400)		Tesla Motors, Inc.	(74,850,958)
(31,000)		Vipshop Holdings, Ltd.	(381,300)

			(268,733,760)

		Consumer Staples (-0.2%)
(103,700)		Herbalife, Ltd.	(6,897,087)

		Energy (-0.5%)
(1,139,000)		Chesapeake Energy Corp.	(5,649,440)
(88,000)		Golar LNG, Ltd.	(2,095,280)

NUMBER OF SHARES			VALUE

(585,000)		Renewable Energy Group, Inc.	$(7,312,500)
(16,190)		SEACOR Holdings, Inc.	(551,917)
(1,035,318)		Southwestern Energy Company	(5,901,312)
(67,000)		Whiting Petroleum Corp.	(351,750)

			(21,862,199)

		Financials (-0.5%)
(105,400)		AmTrust Financial Services, Inc.	(1,686,400)
(89,475)		Cowen Group, Inc.	(1,431,600)
(83,000)	EUR	Eurazeo, SA	(6,774,837)
(44,000)		LendingTree, Inc.	(9,706,400)
(34,000)		Virtus Investment Partners, Inc.	(4,005,200)

			(23,604,437)

		Health Care (-5.1%)
(83,100)		Allergan, PLC	(20,968,623)
(185,000)		Allscripts Healthcare Solutions, Inc.	(2,277,350)
(246,000)		AMAG Pharmaceuticals, Inc.	(4,833,900)
(169,000)	EUR	Bayer, AG	(21,405,743)
(65,000)		Becton Dickinson and Company	(13,091,000)
(117,500)		Depomed, Inc.	(1,211,425)
(200,000)		Dermira, Inc.	(5,506,000)
(75,000)		DexCom, Inc.	(4,995,750)
(180,000)		Emergent Biosolutions, Inc.	(6,546,600)
(135,000)		Evolent Health, Inc.	(3,334,500)
(160,000)		Flexion Therapeutics, Inc.	(3,648,000)
(107,000)		Horizon Pharma, PLC	(1,281,860)
(179,100)		Insulet Corp.	(9,010,521)
(17,050)		Intercept Pharmaceuticals, Inc.	(1,997,067)
(153,000)		Invacare Corp.	(2,394,450)
(402,000)		Ironwood Pharmaceuticals, Inc.	(7,135,500)
(150,700)		Ligand Pharmaceuticals, Inc.	(18,221,137)
(370,392)		Medicines Company	(14,241,572)
(145,000)		Medidata Solutions, Inc.	(11,137,450)
(366,100)		Molina Healthcare, Inc.	(24,455,480)
(120,371)		Neurocrine Biosciences, Inc.	(5,781,419)
(165,500)		NuVasive, Inc.	(10,888,245)
(116,973)		Quidel Corp.	(3,741,966)
(216,600)		Spectranetics Corp.	(8,339,100)
(128,000)		Teladoc, Inc.	(4,198,400)
(180,000)		Teligent, Inc./NJ	(1,418,400)
(266,300)		Teva Pharmaceutical Industries, Ltd.	(8,566,871)
(520,717)		Wright Medical Group, NV	(13,679,236)

			(234,307,565)

		Industrials (-0.9%)
(145,659)		Aerojet Rocketdyne Holdings, Inc.	(3,415,704)
(223,677)		Greenbrier Companies, Inc.	(10,065,465)
(45,400)		Kaman Corp.	(2,320,848)
(20,450)		Navistar International Corp.	(629,246)
(37,500)		Pacira Pharmaceuticals, Inc.	(1,481,250)
(535,000)		Rexnord Corp.	(12,390,600)
(50,715)		Team, Inc.	(727,760)
(290,000)		Trinity Industries, Inc.	(7,948,900)
(122,000)		Tutor Perini Corp.	(3,245,200)

			(42,224,973)

		Information Technology (-15.8%)
(2,202,100)		Advanced Micro Devices, Inc.	(29,970,581)
(530,000)		Alibaba Group Holding, Ltd.	(82,123,500)
(140,200)		Altaba, Inc.	(8,187,680)
(75,000)		Belden, Inc.	(5,395,500)
(112,000)		Blackhawk Network Holdings, Inc.	(4,888,800)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

(117,500)		Bottomline Technologies, Inc.	$(3,346,400)
(45,076)		Brocade Communications Systems, Inc.	(569,310)
(55,000)		CalAmp Corp.	(1,050,500)
(83,999)		Cardtronics, PLC	(2,629,169)
(712,400)		Ciena Corp.	(18,344,300)
(103,866)		Citrix Systems, Inc.	(8,203,337)
(54,400)		Cornerstone OnDemand, Inc.	(2,192,864)
(95,000)		CSG Systems International, Inc.	(3,928,250)
(250,000)		Cypress Semiconductor Corp.	(3,550,000)
(140,000)		Electronics For Imaging, Inc.	(6,801,200)
(40,900)		Envestnet, Inc.	(1,597,145)
(53,700)		Euronet Worldwide, Inc.	(5,187,957)
(337,600)		Finisar Corp.	(9,189,472)
(39,000)		FireEye, Inc.	(570,570)
(107,000)		HubSpot, Inc.	(7,741,450)
(491,750)		Infinera Corp.	(5,768,227)
(124,100)		Inphi Corp.	(4,765,440)
(178,800)		Integrated Device Technology, Inc.	(4,673,832)
(1,240,500)		Intel Corp.	(44,000,535)
(207,500)		Lumentum Holdings, Inc.	(12,989,500)
(77,700)		MercadoLibre, Inc.	(22,410,234)
(783,000)		Microchip Technology, Inc.	(62,671,320)
(1,794,800)		Micron Technology, Inc.	(50,469,776)
(190,500)		MTS Systems Corp.	(10,039,350)
(45,000)		Nice, Ltd.	(3,359,700)
(339,700)		Nuance Communications, Inc.	(5,876,810)
(48,773)		NXP Semiconductors, NV	(5,381,125)
(605,000)		ON Semiconductor Corp.	(9,044,750)
(54,800)		OSI Systems, Inc.	(4,382,356)
(76,900)		Palo Alto Networks, Inc.	(10,133,882)
(377,300)		Proofpoint, Inc.	(32,161,052)
(599,000)		Rambus, Inc.	(7,721,110)
(257,500)		RealPage, Inc.	(9,978,125)
(334,700)		Salesforce.com, Inc.	(30,390,760)
(361,100)		ServiceNow, Inc.	(39,883,495)
(100,600)		Silicon Laboratories, Inc.	(7,555,060)
(50,719)		SINA Corp.	(4,808,668)
(612,200)		Square, Inc.	(16,131,470)
(61,600)		Synaptics, Inc.	(3,240,776)
(455,500)		Take-Two Interactive Software, Inc.	(36,203,140)
(119,800)		Teradyne, Inc.	(4,143,882)
(117,000)		TiVo Corp.	(2,293,200)
(951,000)		TTM Technologies, Inc.	(16,528,380)
(130,000)		Veeco Instruments, Inc.	(4,004,000)
(694,600)		Viavi Solutions, Inc.	(7,619,762)
(95,978)		WebMD Health Corp.	(6,358,543)
(255,700)		Workday, Inc. - Class A	(26,109,527)
(63,300)		Zillow Group, Inc. - Class C	(2,858,628)

			(719,424,400)

		Materials (-0.8%)
(602,000)		Allegheny Technologies, Inc.	(11,401,880)
(650,000)	GBP	Anglo American, PLC	(10,752,124)
(191,615)		Arconic, Inc.	(4,750,136)
(378,000)		B2Gold Corp.	(952,560)
(105,500)		Pretium Resources, Inc.	(1,013,855)
(340,000)		TimkenSteel Corp.	(5,402,600)

			(34,273,155)

		Real Estate (-1.0%)
(185,000)		American Homes 4 Rent	(4,256,850)
(90,000)		Crown Castle International Corp.	(9,052,200)
(30,000)		Extra Space Storage, LP	(2,385,000)

NUMBER OF SHARES			VALUE

(99,200)		Forestar Group, Inc.	$(1,701,280)
(181,500)		SL Green Realty Corp.	(18,743,505)
(20,000)		Starwood Property Trust, Inc.	(440,800)
(248,500)		Starwood Waypoint Homes REIT	(8,687,560)

			(45,267,195)

		Telecommunication Services (0.0%)
(306,000)	EUR	Koninklijke KPN, NV	(1,109,663)

		Utilities (-0.5%)
(30,000)		Dominion Resources, Inc.	(2,315,400)
(42,000)		DTE Energy Company	(4,496,520)
(1,240,000)		Dynegy, Inc.	(11,135,200)
(39,000)		NextEra Energy, Inc.	(5,697,510)

			(23,644,630)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,121,725,869)	(1,421,349,064)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
WRITTEN OPTIONS (-3.3%)#
		Consumer Discretionary (-0.1%)
584		Netflix, Inc.
58,400		Call, 12/15/17, Strike $200.00	(503,700)
15,000		Vipshop Holdings, Ltd.
1,500,000		Call, 01/18/19, Strike $17.00	(1,725,000)

			(2,228,700)

		Energy (0.0%)
2,000		Chesapeake Energy Corp.
200,000		Call, 01/18/19, Strike $10.00	(65,000)
2,500		Nabors Industries, Ltd.
250,000		Call, 01/18/19, Strike $12.00	(231,250)
3,000		Oasis Petroleum, Inc.
300,000		Call, 01/19/18, Strike $12.00	(90,000)

			(386,250)

		Information Technology (0.0%)
300		NXP Semiconductors, NV
30,000		Call, 01/18/19, Strike $115.00	(124,500)
6,000		Salesforce.com, Inc.
600,000		Put, 01/19/18, Strike $72.50	(687,000)

			(811,500)

		Information Technology (0.0%)
		Advanced Micro Devices, Inc.
3,453
345,300		Put, 01/18/19, Strike $10.00	(566,292)
2,000
200,000		Call, 01/18/19, Strike $7.00	(1,495,000)

			(2,061,292)

		Other (-3.2%)
		S&P 500 Index
2,750
275,000		Call, 10/20/17, Strike $2,425.00	(20,240,000)
2,000
200,000		Put, 08/16/17, Strike $2,390.00	(650,000)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

2,000
200,000	Put, 08/23/17, Strike $2,450.00	$(2,340,000)
2,000
200,000	Put, 09/08/17, Strike $2,300.00	(860,000)
2,000
200,000	Call, 12/15/17, Strike $2,300.00	(38,200,000)
2,000
200,000	Call, 12/15/17, Strike $2,200.00	(56,130,000)
1,300
130,000	Call, 12/15/17, Strike $2,375.00	(16,679,000)
1,000
100,000	Call, 12/29/17, Strike $2,450.00	(7,720,000)
1,000
100,000	Put, 12/29/17, Strike $2,300.00	(2,900,000)

		(145,719,000)

	TOTAL WRITTEN OPTIONS (Premium $94,825,651)	(151,206,742)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	10/27/17	8,920,000	11,802,610	(143,995)
Northern Trust Company	European Monetary Unit	10/27/17	51,669,000	61,447,271	(979,970)

					$(1,123,965)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $941,573,586.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
$	Repurchase agreement collateralized by the following securities: 12,294,279 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 2,786,517 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (101.6%)
	Consumer Discretionary (13.6%)
292	Amazon.com, Inc.#	$288,432
355	CarMax, Inc.#	23,519
459	Carnival Corp.	30,652
99	Charter Communications, Inc.#	38,799
38	Chipotle Mexican Grill, Inc.#	13,063
692	Coach, Inc.	32,621
4,229	Comcast Corp. - Class A~	171,063
798	D.R. Horton, Inc.	28,481
264	Darden Restaurants, Inc.	22,144
507	Delphi Automotive, PLC	45,843
299	Dollar General Corp.	22,473
295	Foot Locker, Inc.	13,921
2,964	Ford Motor Company	33,256
352	Garmin, Ltd.	17,667
1,976	General Motors Company, Inc.	71,096
1,629	Home Depot, Inc.~	243,698
704	Johnson Controls International PLC	27,421
657	LKQ Corp.#	22,706
676	Lowe’s Companies, Inc.~	52,322
599	Macy’s, Inc.	14,226
634	McDonald’s Corp.~	98,359
126	Mohawk Industries, Inc.#	31,373
421	Netflix, Inc.#	76,479
1,138	Nike, Inc. - Class B	67,199
37	Priceline Group, Inc.#	75,054
189	PVH Corp.	22,546
324	Ross Stores, Inc.	17,924
266	Royal Caribbean Cruises, Ltd.	30,076
829	Starbucks Corp.	44,749
564	Target Corp.	31,962
519	Time Warner, Inc.	53,156
286	TJX Companies, Inc.	20,109
1,458	Twenty-First Century Fox, Inc.	42,428
82	Ulta Salon Cosmetics & Fragrance, Inc.#	20,599
1,461	Walt Disney Company~	160,608
110	Whirlpool Corp.	19,567

		2,025,591

	Consumer Staples (8.3%)
1,511	Altria Group, Inc.	98,170
429	Archer-Daniels-Midland Company	18,095
466	Church & Dwight Company, Inc.	24,861
2,626	Coca-Cola Company~	120,376
526	Colgate-Palmolive Company	37,977
125	Constellation Brands, Inc. - Class A	24,169
312	Costco Wholesale Corp.	49,455
961	CVS Health Corp.	76,813
451	General Mills, Inc.	25,103
244	Kellogg Company	16,592
227	Kimberly-Clark Corp.	27,957
440	Kraft Heinz Company	38,482
841	Kroger Company	20,621
1,164	Mondelez International, Inc. - Class A	51,239
410	Monster Beverage Corp.#	21,628
1,403	PepsiCo, Inc.~	163,604
1,152	Philip Morris International, Inc.~	134,450
1,763	Procter & Gamble Company	160,116

NUMBER OF SHARES		VALUE

971	Wal-Mart Stores, Inc.	$77,670
594	Walgreens Boots Alliance, Inc.	47,918

		1,235,296

	Energy (6.4%)
384	Anadarko Petroleum Corp.	17,537
340	Apache Corp.	16,823
339	Baker Hughes a GE Company	12,506
1,453	Chevron Corp.~	158,653
155	Cimarex Energy Company	15,350
154	Concho Resources, Inc.#	20,060
867	ConocoPhillips	39,336
629	Devon Energy Corp.	20,952
518	EOG Resources, Inc.	49,283
3,857	Exxon Mobil Corp.~	308,714
670	Halliburton Company	28,435
1,095	Kinder Morgan, Inc.	22,371
550	Marathon Petroleum Corp.	30,794
500	National Oilwell Varco, Inc.	16,355
486	Noble Energy, Inc.	14,050
565	Occidental Petroleum Corp.	34,990
239	Phillips 66	20,016
105	Pioneer Natural Resources Company	17,126
925	Schlumberger, Ltd.	63,455
338	Valero Energy Corp.	23,312
630	Williams Companies, Inc.	20,021

		950,139

	Financials (13.8%)
228	Aflac, Inc.~	18,183
352	Allstate Corp.	32,032
971	American Express Company	82,758
646	American International Group, Inc.	42,281
692	Arthur J. Gallagher & Company	40,683
7,838	Bank of America Corp.~	189,053
1,004	Bank of New York Mellon Corp.	53,242
639	BB&T Corp.	30,237
1,507	Berkshire Hathaway, Inc. - Class B#~	263,680
89	BlackRock, Inc.	37,961
487	Capital One Financial Corp.	41,970
1,224	Charles Schwab Corp.	52,510
288	Chubb Corp.	42,180
1,987	Citigroup, Inc.~	136,010
353	Discover Financial Services	21,512
52	Equinix, Inc.	23,438
923	Fifth Third Bancorp	24,644
227	Goldman Sachs Group, Inc.	51,150
315	Hartford Financial Services Group, Inc.	17,325
3,255	JPMorgan Chase & Company~	298,809
955	MetLife, Inc.	52,525
1,383	Morgan Stanley	64,863
398	PNC Financial Services Group, Inc.	51,262
575	Prudential Financial, Inc.	65,107
1,699	Regions Financial Corp.	24,805
304	State Street Corp.	28,342
417	SunTrust Banks, Inc.	23,890
854	Synchrony Financial	25,893
193	Travelers Companies, Inc.	24,721
3,573	Wells Fargo & Company~	192,728

		2,053,794

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (14.8%)
1,202	Abbott Laboratories	$59,114
1,155	AbbVie, Inc.	80,746
413	Aetna, Inc.~	63,730
376	Alexion Pharmaceuticals, Inc.#	51,640
264	Allergan, PLC	66,615
532	Amgen, Inc.	92,839
280	Anthem, Inc.	52,139
433	Baxter International, Inc.	26,188
181	Biogen, Inc.#	52,416
999	Bristol-Myers Squibb Company	56,843
241	Cardinal Health, Inc.	18,620
561	Celgene Corp.#	75,965
365	Cerner Corp.#	23,495
281	Cigna Corp.	48,770
257	DaVita, Inc.#	16,648
263	Edwards Lifesciences Corp.#	30,292
624	Eli Lilly and Company	51,580
699	Express Scripts Holding Company#	43,785
979	Gilead Sciences, Inc.	74,492
152	IDEXX Laboratories, Inc.#	25,302
155	Illumina, Inc.#	26,947
146	Incyte Corp.#	19,460
2,241	Johnson & Johnson~	297,426
193	Laboratory Corp. of America Holdings#	30,670
160	McKesson Corp.	25,899
807	Medtronic, PLC	67,764
2,599	Merck & Company, Inc.	166,024
463	Patterson Companies, Inc.	19,316
5,026	Pfizer, Inc.~	166,662
247	Quest Diagnostics, Inc.	26,753
53	Regeneron Pharmaceuticals, Inc.#	26,056
313	Stryker Corp.	46,042
406	Thermo Fisher Scientific, Inc.	71,265
639	UnitedHealth Group, Inc.~	122,567
247	Varian Medical Systems, Inc.#	23,989
191	Vertex Pharmaceuticals, Inc.#	28,998
193	Zimmer Biomet Holdings, Inc.	23,415

		2,200,472

	Industrials (10.2%)
339	3M Company	68,197
538	Allegion, PLC	43,707
543	Boeing Company~	131,656
459	Caterpillar, Inc.	52,303
699	CSX Corp.	34,489
153	Cummins, Inc.	25,689
451	Danaher Corp.	36,752
439	Deere & Company	56,315
1,057	Delta Air Lines, Inc.	52,173
306	Eaton Corp., PLC	23,944
451	Emerson Electric Company	26,884
266	FedEx Corp.	55,336
376	Fluor Corp.	16,330
540	Fortune Brands Home & Security, Inc.	35,462
230	General Dynamics Corp.	45,156
7,037	General Electric Company~	180,218
816	Honeywell International, Inc.~	111,074
301	Illinois Tool Works, Inc.	42,354
376	Jacobs Engineering Group, Inc.	19,823
150	Lockheed Martin Corp.	43,819
987	Masco Corp.	37,634

NUMBER OF SHARES		VALUE

233	Norfolk Southern Corp.	$26,231
536	Pentair, PLC	33,805
307	Rockwell Collins, Inc.	32,705
843	Southwest Airlines Company	46,795
96	TransDigm Group, Inc.	27,085
603	Union Pacific Corp.	62,085
300	United Parcel Service, Inc. - Class B	33,087
609	United Technologies Corp.	72,209
100	WW Grainger, Inc.	16,674
529	Xylem, Inc.	30,010

		1,520,001

	Information Technology (23.9%)
283	Accenture, PLC - Class A	36,456
469	Activision Blizzard, Inc.	28,975
805	Advanced Micro Devices, Inc.#	10,956
278	Akamai Technologies, Inc.#	13,105
226	Alphabet, Inc. - Class A#	213,683
214	Alphabet, Inc. - Class C#~	199,127
393	Amphenol Corp. - Class A	30,112
4,647	Apple, Inc.~	691,148
674	Applied Materials, Inc.	29,865
265	Autodesk, Inc.#	29,359
315	Broadcom, Ltd.	77,698
3,626	Cisco Systems, Inc.~	114,038
529	Cognizant Technology Solutions Corp. - Class A	36,670
255	DXC Technology Company	19,987
800	eBay, Inc.#	28,584
147	F5 Networks, Inc.#	17,750
972	Facebook, Inc. - Class A#~	164,511
419	Fiserv, Inc.#	53,842
531	FLIR Systems, Inc.	19,817
1,099	Hewlett Packard Enterprise Company	19,243
1,703	HP, Inc.	32,527
4,357	Intel Corp.~	154,543
600	International Business Machines Corp.~	86,802
618	Juniper Networks, Inc.	17,273
159	Lam Research Corp.	25,354
734	MasterCard, Inc. - Class A~	93,805
349	Microchip Technology, Inc.	27,934
962	Micron Technology, Inc.#	27,051
7,070	Microsoft Corp.~	513,989
460	NVIDIA Corp.	74,755
2,317	Oracle Corp.~	115,688
800	PayPal Holdings, Inc.#	46,840
1,293	QUALCOMM, Inc.	68,775
277	Red Hat, Inc.#	27,387
454	Salesforce.com, Inc.#	41,223
161	Skyworks Solutions, Inc.	16,884
594	Symantec Corp.	18,408
392	TE Connectivity, Ltd.	31,513
429	Texas Instruments, Inc.	34,912
2,275	Visa, Inc. - Class A~	226,499
317	Western Digital Corp.	26,983
280	Xilinx, Inc.	17,713

		3,561,784

	Materials (2.5%)
194	Air Products & Chemicals, Inc.	27,577
209	Avery Dennison Corp.	19,422
712	Ball Corp.	29,833
702	Dow Chemical Company	45,096

See accompanying Notes to Schedule of Investments

Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

690	E.I. du Pont de Nemours and Company	$56,725
1,454	Freeport-McMoRan, Inc.#	21,257
376	LyondellBasell Industries, NV - Class A	33,874
359	Monsanto Company	41,938
526	Mosaic Company	12,698
521	Newmont Mining Corp.	19,366
243	PPG Industries, Inc.	25,576
266	Praxair, Inc.	34,623

		367,985

	Real Estate (2.7%)
248	Alexandria Real Estate Equities, Inc.	30,070
280	American Tower Corp.	38,172
508	Apartment Investment & Management Company	23,139
86	AvalonBay Communities, Inc.	16,542
234	Crown Castle International Corp.	23,536
220	Digital Realty Trust, Inc.	25,375
253	Equity Residential	17,219
231	Federal Realty Investment Trust	30,638
443	Macerich Company	25,424
381	Prologis, Inc.	23,169
107	Public Storage	21,996
275	Realty Income Corp.	15,692
311	Simon Property Group, Inc.	49,293
458	UDR, Inc.	17,903
131	Vornado Realty Trust	10,395
234	Welltower, Inc.	17,173
679	Weyerhaeuser Company	22,421

		408,157

	Telecommunication Services (2.5%)
5,345	AT&T, Inc.~	208,455
710	CenturyLink, Inc.	16,522
2,943	Verizon Communications, Inc.	142,441

		367,418

	Utilities (2.9%)
2,200	AES Corp.	24,596
474	American Electric Power Company, Inc.	33,436
381	CMS Energy Corp.	17,617
279	Consolidated Edison, Inc.	23,118
237	Dominion Resources, Inc.	18,292
943	Duke Energy Corp.~	80,268
350	Edison International	27,538
487	Exelon Corp.	18,672
868	FirstEnergy Corp.	27,698
575	NextEra Energy, Inc.~	84,002
1,155	NiSource, Inc.	30,099
417	PG&E Corp.	28,227
418	Public Service Enterprise Group, Inc.	18,797

		432,360

	TOTAL COMMON STOCKS (Cost $12,991,182)	15,122,997

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (2.5%)
	Other (2.5%)
1,538	SPDR S&P 500 ETF Trust (Cost $377,903)	$379,532
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.5%)#
	Information Technology (0.1%)
19	Facebook, Inc.
1,900	Call, 11/17/17, Strike $175.00	13,300
	Other (0.4%)
	S&P 500 Index
34
3,400	Call, 08/31/17, Strike $2,515.00	9,180
28
2,800	Call, 08/14/17, Strike $2,500.00	4,550
20
2,000	Put, 09/01/17, Strike $2,370.00	12,400
18
1,800	Put, 08/07/17, Strike $2,370.00	1,125
14
1,400	Put, 08/16/17, Strike $2,440.00	9,870
7
700	Put, 08/28/17, Strike $2,450.00	9,590
7
700	Put, 09/08/17, Strike $2,400.00	7,315
7
700	Put, 09/08/17, Strike $2,200.00	1,575

		55,605

	TOTAL PURCHASED OPTIONS (Cost $135,176)	68,905

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.3%)
170,342	Fidelity Prime Money Market Fund - Institutional Class	170,410
170,383	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	170,383

	TOTAL SHORT TERM INVESTMENTS (Cost $340,793)	340,793

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

TOTAL INVESTMENTS (106.9%) (Cost $13,845,054)		15,912,227

LIABILITIES, LESS OTHER ASSETS (-6.9%)		(1,023,204)

NET ASSETS (100.0%)		$14,889,023

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-6.5%)#
	Consumer Discretionary (0.0%)
4	Netflix, Inc.
400	Call, 12/15/17, Strike $200.00	$(3,450)

	Other (-6.5%)
	S&P 500 Index
17
1,700	Call, 10/20/17, Strike $2,425.00	(125,120)
14
1,400	Put, 08/16/17, Strike $2,390.00	(4,550)
14
1,400	Put, 09/08/17, Strike $2,300.00	(6,020)
14
1,400	Call, 12/15/17, Strike $2,300.00	(267,400)
14
1,400	Call, 12/15/17, Strike $2,200.00	(392,910)
9 900	Call, 12/15/17, Strike $2,375.00	(115,470)
6 600	Call, 12/29/17, Strike $2,450.00	(46,320)

		(957,790)

	TOTAL WRITTEN OPTIONS (Premium $561,726)	(961,240)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,095,160.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (83.7%)
		Consumer Discretionary (13.7%)
106,500		Adtalem Global Education, Inc.~	$3,461,250
248,500		Canada Goose Holdings, Inc.#	4,736,410
166,500		D.R. Horton, Inc.~	5,942,385
32,500		Expedia, Inc.~	5,085,275
176,084		General Motors Company, Inc.~	6,335,502
85,500		MGM Resorts International~	2,815,515
4,200		Priceline Group, Inc.~#	8,519,700
12,600		Tesla Motors, Inc.#^	4,075,722
19,500		Ulta Salon Cosmetics & Fragrance, Inc.#	4,898,595

			45,870,354

		Energy (0.9%)
98,000		Tenaris, SA^	3,090,920

		Financials (34.8%)
36,500		Affiliated Managers Group, Inc.~	6,782,795
404,000		Bank of America Corp.~	9,744,480
150,500		Citigroup, Inc.~	10,301,725
118,000		Discover Financial Services~	7,190,920
167,500		E*TRADE Financial Corp.~#	6,867,500
62,100		Goldman Sachs Group, Inc.~	13,992,993
116,500		Intercontinental Exchange, Inc.~	7,771,715
147,500		JPMorgan Chase & Company~	13,540,500
287,000		Morgan Stanley~	13,460,300
548,000		Radian Group, Inc.~	9,546,160
841,500		SLM Corp.~#	9,323,820
444,300		UBS Group, AG#^	7,744,149

			116,267,057

		Health Care (8.8%)
56,000		Alexion Pharmaceuticals, Inc.~#	7,691,040
19,800		Allergan, PLC	4,996,134
48,000		Celgene Corp.~#	6,499,680
76,500		Johnson & Johnson~	10,153,080

			29,339,934

		Industrials (7.7%)
186,500		Air Lease Corp.~	7,381,670
146,500		Delta Air Lines, Inc.~	7,231,240
150,500		Spirit Airlines, Inc.#	5,846,925
78,500		United Continental Holdings, Inc.~#	5,312,880

			25,772,715

		Information Technology (14.3%)
4,300		Alphabet, Inc. - Class A~#	4,065,650
37,700		Apple, Inc.~	5,607,121
281,000		Canadian Solar, Inc.~#^	4,760,140
65,750	EUR	Gemalto, NV	3,349,388
226,500		NCR Corp.~#	8,573,025
197,500		PayPal Holdings, Inc.~#	11,563,625
29,500		Workday, Inc. - Class A~#	3,012,245
235,500		Zendesk, Inc.#	6,904,860

			47,836,054

		Materials (1.6%)
41,500	EUR	Wacker Chemie, AG	5,150,326

NUMBER OF SHARES		VALUE

	Real Estate (1.9%)
165,316	CBRE Group, Inc.~#	$6,280,355

	TOTAL COMMON STOCKS (Cost $254,260,949)	279,607,715

EXCHANGE-TRADED FUNDS (9.1%)
	Other (9.1%)
518,000	Global X MSCI Greece ETF	5,273,240
195,000	VanEck Vectors Vietnam ETF^	2,882,100
390,500	Vanguard FTSE Europe ETF~	22,141,350

		30,296,690

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,364,096)	30,296,690

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.5%)#
	Consumer Discretionary (0.1%)
840	Nike, Inc.
84,000	Call, 08/18/17, Strike $55.00	354,900

	Financials (0.1%)
1,285	JPMorgan Chase & Company
128,500	Put, 09/15/17, Strike $90.00	149,703

	Health Care (0.0%)
250	Incyte Corp
25,000	Put, 08/18/17, Strike $130.00	100,000

	Industrials (0.0%)
785	Spirit Airlines, Inc.
78,500	Call, 08/18/17, Strike $50.00	3,925

	Information Technology (0.0%)
860	Apple, Inc.
86,000	Call, 08/04/17, Strike $155.00	56,330

	Other (0.3%)
2,500	CurrencyShares Euro Trust
250,000	Call, 08/18/17, Strike $112.00	643,750
6,000	SPDR S&P 500 ETF Trust
600,000	Put, 08/18/17, Strike $243.00	393,000

		1,036,750

	TOTAL PURCHASED OPTIONS (Cost $1,878,052)	1,701,608

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (10.0%)
16,748,398	Fidelity Prime Money Market Fund - Institutional Class	16,755,097

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

16,748,031	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$16,748,031

	TOTAL SHORT TERM INVESTMENTS (Cost $33,503,128)	33,503,128

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
3,262,227	Daiwa Capital Market America, Inc.$ 1.060%, 08/01/17	3,262,227
739,438	Deutsche Bank Securities, Inc.† 1.060%, 08/01/17	739,438

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $4,001,665)	4,001,665

TOTAL INVESTMENTS (104.5%) (Cost $319,007,890)		349,110,806

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(4,001,665)

LIABILITIES, LESS OTHER ASSETS (-3.3%)		(10,876,278)

NET ASSETS (100.0%)		$334,232,863

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-4.5%)#
	Consumer Discretionary (-3.0%)
(168,000)	Nike, Inc. - Class B	(9,920,400)

	Consumer Staples (-1.3%)
(47,500)	Procter & Gamble Company	(4,313,950)

	Industrials (-0.2%)
(28,000)	Gibraltar Industries, Inc.	(835,800)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $14,083,013)	(15,070,150)

EXCHANGE-TRADED FUNDS SOLD SHORT (-67.2%)#
	Other (-67.2%)
(136,500)	Consumer Staples Select Sector SPDR Fund	(7,551,180)
(250,000)	CurrencyShares Euro Trust	(28,612,500)
(124,000)	Health Care Select Sector SPDR Fund	(9,906,360)
(225,000)	iShares China Large-Cap ETF	(9,571,500)
(463,000)	iShares Edge MSCI Min Vol USA ETF	(23,112,960)

NUMBER OF SHARES		VALUE

(23,700)	iShares NASDAQ Biotechnology ETF	$(7,562,433)
(559,600)	SPDR S&P 500 ETF Trust	(138,092,492)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $213,182,868)	(224,409,425)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.3%)#
	Health Care (-0.1%)
250	Incyte Corp.
25,000	Put, 08/18/17, Strike $140.00	(238,750)

	Information Technology (-0.1%)
860	Apple, Inc.
86,000	Put, 09/01/17, Strike $144.00	(210,270)

	Other (-0.1%)
2,500	CurrencyShares Euro Trust
250,000	Call, 09/15/17, Strike $115.00	(275,000)
	SPDR S&P 500 ETF Trust
6,000
600,000	Put, 09/15/17, Strike $223.00	(216,000)
3,000
300,000	Put, 08/18/17, Strike $225.00	(34,500)

		(525,500)

	TOTAL WRITTEN OPTIONS (Premium $968,104)	(974,520)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $131,043,717.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
$	Repurchase agreement collateralized by the following securities: 3,327,471 Federal Home Loan, GNMAs, and United States Treasury Bond and Notes, 0.000% to 4.500%, 08/03/17 to 07/20/47.
†	Repurchase agreement collateralized by the following security: 754,177 United States Treasury Note, 1.375%, 03/31/20.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of sixteen series, Growth Fund, Opportunistic Value Fund, Dividend Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Opportunities Fund (formerly High Income Fund), Market Neutral Income Fund, Hedged Equity Income Fund, and Phineus Long/Short Fund (commenced operations on April 5, 2016), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C, Class I, Class R and Class T shares of each of the Funds. Class B shares were liquidated on July 3, 2017. Class T shares continue to be outstanding, but are not available for purchase.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2017, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2017 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$1,312,239,414	$425,844,977	$(25,943,992)	$399,900,985
Opportunistic Value Fund	48,764,289	7,039,568	(648,514)	6,391,054
Dividend Growth Fund	22,646,624	5,556,943	(350,249)	5,206,694
International Growth Fund	227,651,719	61,790,954	(2,024,238)	59,766,716
Evolving World Growth Fund	250,523,607	77,222,377	(2,467,600)	74,754,777
Emerging Market Equity Fund	13,241,238	3,536,280	(218,825)	3,317,455
Global Equity Fund	95,278,805	34,789,555	(1,020,313)	33,769,242
Growth and Income Fund	1,675,433,265	463,200,452	(27,736,132)	435,464,320
Global Growth and Income Fund	195,554,488	36,066,890	(3,222,633)	32,844,257
Convertible Fund	599,994,917	65,250,639	(25,619,581)	39,631,058
Global Convertible Fund	88,135,844	6,835,970	(2,403,768)	4,432,202
Total Return Bond Fund	74,320,008	1,428,938	(261,529)	1,167,409
High Income Opportunities Fund	64,555,901	2,256,281	(1,866,094)	390,187
Market Neutral Income Fund	2,901,775,806	821,691,312	(611,671,074)	210,020,238
Hedged Equity Income Fund	13,283,328	2,365,670	(698,011)	1,667,659
Phineus Long/Short Fund	90,773,905	35,134,244	(17,251,438)	17,882,806

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments, including repurchase agreements, or an interest bearing custodial account following investment guidelines approved by Calamos Advisors. The Funds record on a agross basis the investment of collateral as an asset (Investments in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of July 31, 2017.

	Value of Securities On Loan to Brokers- Dealers and Banks	Amount Of Collateral Held In Short Term Investments And Restricted Cash By Asset Class On Loan			Excess Amount Due to Counterparty
FUND		Equity	Fixed Income	Total
Growth Fund	$14,024,710	$14,821,496	$—	$14,821,496	$796,786
Opportunistic Value Fund	—	—	—	—	—
Dividend Growth Fund	—	—	—	—	—
International Growth Fund	3,692,087	3,857,608	—	3,857,608	165,521
Evolving World Growth Fund	—	—	—	—	—
Emerging Market Equity Fund	—	—	—	—	—
Global Equity Fund	1,472,259	1,525,849	—	1,525,849	53,590
Growth and Income Fund	55,286,041	435,549	56,459,673	56,895,222	1,609,181
Global Growth and Income Fund	7,132,874	2,125	7,257,437	7,259,562	126,688
Convertible Fund	52,062,204	55,519	53,148,967	53,204,486	1,142,282
Global Convertible Fund	3,190,401	13,372	3,238,287	3,251,659	61,258
Total Return Bond Fund	—	—	—	—	—
High Income Opportunities Fund	4,997,739	27,186	5,133,770	5,160,956	163,217
Market Neutral Income Fund	28,721,189	106,674	29,378,236	29,484,910	763,721
Hedged Equity Income Fund	—	—	—	—	—
Phineus Long/Short Fund	7,727,686	7,980,150	—	7,980,150	252,464

Repurchase agreements involve a Fund purchasing securities from a seller, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. Collateral investments in repurchase agreements are collateralized by U.S. Treasury Bonds. The U.S. Treasury Bonds are held in a custody account at Citibank N.A., the Funds’ securities lending agent, on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Bonds can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA. Repurchase agreements held as of July 31, 2017 are reflected in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$1,633,916,357	$—	$—	$1,633,916,357
Purchased Options	6,175	—	—	6,175
Short Term Investments	71,617,969	—	—	71,617,969
Investment of Cash Collateral For Securities Loaned	—	7,432,273	—	7,432,273

Total	$1,705,540,501	$7,432,273	$—	$1,712,972,774

Liabilities:
Written Options	$832,375	$—	$—	$832,375

Total	$832,375	$—	$—	$832,375

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$54,780,947	$—	$—	$54,780,947
Short Term Investments	374,396	—	—	374,396

Total	$55,155,343	$—	$—	$55,155,343

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$27,853,223	$—	$—	$27,853,223
Short Term Investments	95	—	—	95

Total	$27,853,318	$—	$—	$27,853,318

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$10,892,787	$237,294,086	$—	$248,186,873
Common Stocks U.S.	36,159,792	—	—	36,159,792
Purchased Options	235,861	—	—	235,861
Short Term Investments	957,918	—	—	957,918
Investment of Cash Collateral For Securities Loaned	—	1,934,406	—	1,934,406

Total	$48,246,358	$239,228,492	$—	$287,474,850

Liabilities:
Written Options	$1,847	$—	$—	$1,847
Forward Foreign Currency Contracts	—	54,568	—	54,568

Total	$1,847	$54,568	$—	$56,415

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$11,547,841	$11,547,841	$—

Total	$—	$11,547,841	$11,547,841	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$39,025,107	$—	$39,025,107
Convertible Preferred Stocks	—	16,378,639	—	16,378,639
Common Stocks Foreign	14,605,891	215,370,626	—	229,976,517
Common Stocks U.S.	38,622,713	—	—	38,622,713
Purchased Options	1,273,325	—	—	1,273,325
Short Term Investments	2,083	—	—	2,083

Total	$54,504,012	$270,774,372	$—	$325,278,384

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$—	$31,270,856	$31,270,856	$—

Total	$—	$31,270,856	$31,270,856	$—

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$872,170	$9,838,876	$—	$10,711,046
Common Stocks U.S.	5,026,845	—	—	5,026,845
Exchange-Traded Funds	639,893	—	—	639,893
Short Term Investments	180,909	—	—	180,909

Total	$6,719,817	$9,838,876	$—	$16,558,693

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$416,573	$416,573	$—

Total	$—	$416,573	$416,573	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$61,676,176	$—	$—	$61,676,176
Common Stocks Foreign	1,461,784	61,275,535	—	62,737,319
Purchased Options	118,072	—	—	118,072
Short Term Investments	3,774,434	—	—	3,774,434
Investment of Cash Collateral For Securities Loaned	—	765,141	—	765,141
Forward Foreign Currency Contracts	—	57,894	—	57,894

Total	$67,030,466	$62,098,570	$—	$129,129,036

Liabilities:
Forward Foreign Currency Contracts	$—	$80,989	$—	$80,989

Total	$—	$80,989	$—	$80,989

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$5,390,499	$5,390,499	$—

Total	$—	$5,390,499	$5,390,499	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$324,714,747	$—	$324,714,747
Synthetic Convertible Securities (Corporate Bonds)	—	120,230,281	—	120,230,281
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	22,240,375	—	22,240,375
Synthetic Convertible Securities (Purchased Options)	3,093,904	—	—	3,093,904
Convertible Preferred Stocks	148,516,751	36,794,517	—	185,311,268
Common Stocks U.S.	1,373,549,274	—	—	1,373,549,274
Exchange-Traded Funds	5,966,983	—	—	5,966,983
Purchased Options	1,771,250	—	—	1,771,250
Short Term Investments	45,932,240	—	—	45,932,240
Investment of Cash Collateral For Securities Loaned	—	28,530,240	—	28,530,240

Total	$1,578,830,402	$532,510,160	$—	$2,111,340,562

Liabilities:
Written Options	$442,977	$—	$—	$442,977

Total	$442,977	$—	$—	$442,977

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$80,393,334	$—	$80,393,334
Synthetic Convertible Securities (Purchased Options)	304,680	—	—	304,680
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	4,451,829	—	4,451,829
Convertible Preferred Stocks	9,369,569	5,364,183	—	14,733,752
Common Stocks U.S.	61,542,676	—	—	61,542,676
Common Stocks Foreign	—	58,960,864	—	58,960,864
Purchased Options	218,400	—	—	218,400
Short Term Investments	4,311,775	—	—	4,311,775
Investment of Cash Collateral For Securities Loaned	—	3,640,324	—	3,640,324
Forward Foreign Currency Contracts	—	78,541	—	78,541

Total	$75,747,100	$152,889,075	$—	$228,636,175

Liabilities:
Written Options	$130,400	$—	$—	$130,400
Forward Foreign Currency Contracts	—	107,030	—	107,030

Total	$130,400	$107,030	$—	$237,430

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$5,853,084	$5,853,084	$—

Total	$—	$5,853,084	$5,853,084	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$451,586,850	$—	$451,586,850
Synthetic Convertible Securities (Purchased Options)	1,194,000	—	—	1,194,000
Convertible Preferred Stocks	109,810,275	7,132,864	—	116,943,139
Common Stocks U.S.	18,009,230	—	—	18,009,230
Purchased Options	1,195,500	—	—	1,195,500
Short Term Investments	24,359,744	—	—	24,359,744
Investment of Cash Collateral For Securities Loaned	—	26,679,512	—	26,679,512

Total	$154,568,749	$485,399,226	$—	$639,967,975

Liabilities:
Written Options	$342,000	$—	$—	$342,000

Total	$342,000	$—	$—	$342,000

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$69,549,071	$—	$69,549,071
Synthetic Convertible Securities (Corporate Bonds)	—	3,376,171	—	3,376,171
Synthetic Convertible Securities (Purchased Options)	444,479	—	—	444,479
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	5,460,240	—	5,460,240
Convertible Preferred Stocks	9,212,016	—	—	9,212,016
Purchased Options	264,800	—	—	264,800
Short Term Investments	2,741,477	—	—	2,741,477
Investment of Cash Collateral For Securities Loaned	—	1,630,552	—	1,630,552

Total	$12,662,772	$80,016,034	$—	$92,678,806

Liabilities:
Written Options	$110,760	$—	$—	$110,760

Total	$110,760	$—	$—	$110,760

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$48,745,562	$—	$48,745,562
U.S. Government and Agency Securities	—	26,741,470	—	26,741,470
Short Term Investments	385	—	—	385

Total	$385	$75,487,032	$—	$75,487,417

	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$59,550,768	$—	$59,550,768
Convertible Bonds	—	195,365	—	195,365
Convertible Preferred Stocks	1,325,977	—	—	1,325,977
Purchased Options	5,573	—	—	5,573
Short Term Investments	1,287,492	—	—	1,287,492
Investment of Cash Collateral For Securities Loaned	—	2,587,974	—	2,587,974

Total	$2,619,042	$62,334,107	$—	$64,953,149

Liabilities:
Written Options	$7,061	$—	$—	$7,061

Total	$7,061	$—	$—	$7,061

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,907,234,539	$—	$1,907,234,539
Synthetic Convertible Securities (Corporate Bonds)	—	156,877,704	—	156,877,704
Synthetic Convertible Securities (Purchased Options)	6,968,599	—	—	6,968,599
Convertible Preferred Stocks	136,707,495	108,703,837	—	245,411,332
Common Stocks U.S.	2,197,832,495	—	—	2,197,832,495
Exchange-Traded Funds	63,213,097	—	—	63,213,097
Purchased Options	12,232,585	—	—	12,232,585
Short Term Investments	80,920,188	—	—	80,920,188
Investment of Cash Collateral For Securities Loaned	—	14,785,276	—	14,785,276

Total	$2,497,874,459	$2,187,601,356	$—	$4,685,475,815

Liabilities:
Common Stocks Sold Short U.S.	$1,377,949,905	$—	$—	$1,377,949,905
Common Stocks Sold Short Foreign	—	43,399,159	—	43,399,159
Written Options	151,206,742	—	—	151,206,742
Forward Foreign Currency Contracts	—	1,123,965	—	1,123,965

Total	$1,529,156,647	$44,523,124	$—	$1,573,679,771

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$15,122,997	$—	$—	$15,122,997
Exchange-Traded Funds	379,532	—	—	379,532
Purchased Options	68,905	—	—	68,905
Short Term Investments	340,793	—	—	340,793

Total	$15,912,227	$—	$—	$15,912,227

Liabilities:
Written Options	$961,240	$—	$—	$961,240

Total	$961,240	$—	$—	$961,240

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$271,108,001	$—	$—	$271,108,001
Common Stocks Foreign	—	8,499,714	—	8,499,714
Exchange-Traded Funds	30,296,690	—	—	30,296,690
Purchased Options	1,701,608	—	—	1,701,608
Short Term Investments	33,503,128	—	—	33,503,128
Investment of Cash Collateral For Securities Loaned	—	4,001,665	—	4,001,665

Total	$336,609,427	$12,501,379	$—	$349,110,806

Liabilities:
Common Stocks Sold Short U.S.	$15,070,150	$—	$—	$15,070,150
Exchange-Traded Funds Sold Short	224,409,425	—	—	224,409,425
Written Options	974,520	—	—	974,520

Total	$240,454,095	$—	$—	$240,454,095

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017